UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: May 31, 2013

Item 1. Reports to Stockholders.

2

MONEY MARKET PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

12	SCHEDULES OF INVESTMENTS

12	DIVERSIFIED ASSETS PORTFOLIO

19	TREASURY PORTFOLIO

21	TAX-EXEMPT PORTFOLIO

32	U.S. GOVERNMENT PORTFOLIO

36	U.S. GOVERNMENT SELECT PORTFOLIO

40	MUNICIPAL PORTFOLIO

61	ABBREVIATIONS AND OTHER INFORMATION

62	NOTES TO THE FINANCIAL STATEMENTS

69	FUND EXPENSES

71	APPROVAL OF ADVISORY AGREEMENT

76	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, performance would be reduced. Performance is based on net change in net asset value assuming reinvestment of all dividends and distributions.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Institutional Funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

Investments in the Portfolios are not insured or guaranteed by the FDIC or any other governmental agency. Although each Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2013 (UNAUDITED)

Amounts in thousands, except per share data	DIVERSIFIED ASSETS PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO
ASSETS:
Investments, at amortized cost	$10,689,326	$4,331,516	$1,415,502	$3,761,443	$14,720,842	$4,315,179
Repurchase agreements, at cost which approximates fair value	230,000	5,736,760	–	2,785,396	4,393,904	–
Cash	385,413	334,988	–	149,838	636	–
Interest income receivable	10,797	7,777	1,757	2,156	8,298	4,080
Receivable for securities sold	335	–	30,724	–	–	13,470
Receivable for fund shares sold	191,586	–	22	129,105	–	–
Receivable from affiliates for expense reimbursements	1,307	1,067	250	1,384	1,622	111
Prepaid and other assets	72	10	30	35	75	8
Total Assets	11,508,836	10,412,118	1,448,285	6,829,357	19,125,377	4,332,848
LIABILITIES:
Cash overdraft	–	–	8,676	–	–	6,293
Payable for securities purchased	727,053	–	3,785	45,277	88,000	900
Payable for fund shares redeemed	385,000	335,000	–	150,000	1,032	–
Distributions payable to shareholders	88	88	13	57	163	43
Payable to affiliates:
Investment advisory fees	2,203	877	318	1,423	1,627	390
Administration fees	882	877	127	569	1,627	390
Custody and accounting fees	101	100	24	67	168	46
Transfer agent fees	5	5	–	5	15	6
Trustee fees	112	15	11	49	90	36
Accrued other liabilities	79	80	29	56	104	68
Total Liabilities	1,115,523	337,042	12,983	197,503	92,826	8,172
Net Assets	$10,393,313	$10,075,076	$1,435,302	$6,631,854	$19,032,551	$4,324,676
ANALYSIS OF NET ASSETS:
Capital stock	$10,393,386	$10,074,967	$1,435,327	$6,631,834	$19,032,548	$4,324,651
Accumulated undistributed net investment loss	(218)	(160)	(2)	(116)	(147)	(25)
Accumulated undistributed net realized gain (loss)	145	269	(23)	136	150	50
Net Assets	$10,393,313	$10,075,076	$1,435,302	$6,631,854	$19,032,551	$4,324,676
Net Assets:
Shares	$10,382,671	$10,075,076	$1,434,731	$6,596,026	$18,871,634	$4,298,037
Service Shares	10,642	–	571	35,828	160,917	26,639
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	10,382,743	10,074,968	1,434,754	6,595,976	18,871,656	4,298,029
Service Shares	10,644	–	571	35,827	160,913	26,633
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Service Shares	1.00	–	1.00	1.00	1.00	1.00

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)

Amounts in thousands	DIVERSIFIED ASSETS PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO
INVESTMENT INCOME:
Interest income	$12,277	$6,507	$1,295	$5,285	$13,739	$4,070
EXPENSES:
Investment advisory fees	12,828	10,527	2,144	8,268	18,834	5,376
Administration fees	5,131	5,263	858	3,307	9,417	2,688
Custody and accounting fees	556	584	106	377	990	288
Transfer agent fees	36	21	10	24	75	26
Registration fees	50	45	26	36	57	44
Printing fees	10	7	3	6	14	5
Professional fees	46	38	23	36	62	31
Trustee fees	87	64	17	59	136	42
Other	92	76	17	79	150	53
Total Expenses	18,836	16,625	3,204	12,192	29,735	8,553
Less waivers of investment advisory fees	–	(5,263)	–	–	(9,417)	(2,688)
Less expenses reimbursed by administrator	(827)	(3,413)	(191)	(570)	(1,373)	(446)
Less expenses reimbursed by investment adviser	(6,129)	(1,917)	(1,802)	(6,597)	(6,047)	(1,642)
Less custodian credits	(7)	(14)	(2)	(13)	(4)	(8)
Net Expenses	11,873	6,018	1,209	5,012	12,894	3,769
Net Investment Income (Loss)	404	489	86	273	845	301
NET REALIZED GAINS:
Net realized gains on:
Investments	145	269	–	136	150	50
Net Gains (Losses)	145	269	–	136	150	50
Net Increase (Decrease) in Net Assets Resulting from Operations	$549	$758	$86	$409	$995	$351

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	DIVERSIFIED ASSETS PORTFOLIO		TREASURY PORTFOLIO
Amounts in thousands	2013	2012	2013	2012
OPERATIONS:
Net investment income	$404	$1,017	$489	$1,345
Net realized gains (losses) on:
Investments	145	105	269	161
Net Increase in Net Assets Resulting from Operations	549	1,122	758	1,506
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(664,173)	(70,696)	1,452,920	987,123
Net increase (decrease) in net assets resulting from Service Shares transactions	(709)	(24,740)	–	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(664,882)	(95,436)	1,452,920	987,123
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(622)	(1,460)	(810)	(1,400)
Total Distributions to Shares Shareholders	(622)	(1,460)	(810)	(1,400)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(1)	(3)	–	–
Total Distributions to Service Shares Shareholders	(1)	(3)	–	–
Total Increase (Decrease) in Net Assets	(664,956)	(95,777)	1,452,868	987,229
NET ASSETS:
Beginning of period	11,058,269	11,154,046	8,622,208	7,634,979
End of period	$10,393,313	$11,058,269	$10,075,076	$8,622,208
Accumulated Undistributed Net Investment Income (Loss)	$(218)	$1	$(160)	$161

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2012

TAX-EXEMPT PORTFOLIO		U.S. GOVERNMENT PORTFOLIO		U.S. GOVERNMENT SELECT PORTFOLIO		MUNICIPAL PORTFOLIO
2013	2012	2013	2012	2013	2012	2013	2012

$86	$164	$273	$629	$845	$1,646	$301	$910

–	(23)	136	69	150	91	50	25
86	141	409	698	995	1,737	351	935

(349,377)	561,193	(222,796)	438,428	1,885,253	3,738,139	(47,666)	(469,386)
(110)	(287)	10,661	(1,770)	(52,189)	(48,983)	(5,780)	4,086
(349,487)	560,906	(212,135)	436,658	1,833,064	3,689,156	(53,446)	(465,300)

(86)	(164)	(393)	(626)	(1,045)	(1,701)	(349)	(910)
(86)	(164)	(393)	(626)	(1,045)	(1,701)	(349)	(910)

–	–	(2)	(3)	(11)	(22)	(2)	(5)
–	–	(2)	(3)	(11)	(22)	(2)	(5)
(349,487)	560,883	(212,121)	436,727	1,833,003	3,689,170	(53,446)	(465,280)

1,784,789	1,223,906	6,843,975	6,407,248	17,199,548	13,510,378	4,378,122	4,843,402
$1,435,302	$1,784,789	$6,631,854	$6,843,975	$19,032,551	$17,199,548	$4,324,676	$4,378,122
$(2)	$(2)	$(116)	$6	$(147)	$64	$(25)	$25

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

DIVERSIFIED ASSETS PORTFOLIO			SHARES
Selected per share data	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–		0.02
Net realized and unrealized gains (losses)	–	–	–	–	–		–
Total from Investment Operations	–	–	–	–	–		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–		(0.02)
From net realized gains	–	–	–	–	–		–
Total Distributions Paid	–	–	–	–	–		(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(2)	0.01%	0.02%	0.02%	0.02%	0.25	%(3)	2.45	%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$10,382,671	$11,046,917	$11,117,953	$8,767,742	$9,515,203		$9,107,046
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.23%	0.21%	0.21%	0.30%	0.39	%(5)	0.36	%(6)
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.37%	0.37%	0.41%		0.38%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.02%	0.02%	0.21%		2.60%
Net investment income (loss), before waivers, reimbursements and credits	(0.13)%	(0.15%)	(0.14%)	(0.05)%	0.19%		2.58%

			SERVICE
Selected per share data	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–		0.02
Net realized and unrealized gains (losses)	–	–	–	–	–		–
Total from Investment Operations	–	–	–	–	–		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–		(0.02)
From net realized gains	–	–	–	–	–		–
Total Distributions Paid	–	–	–	–	–		(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(2)	0.01%	0.02%	0.02%	0.02%	0.12	%(3)	2.18	%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$10,642	$11,352	$36,093	$72,076	$86,550		$112,416
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.23%	0.19%	0.22%	0.30%	0.54	%(5)	0.62	%(6)
Expenses, before waivers, reimbursements and credits	0.38%	0.41%	0.63%	0.63%	0.67%		0.64%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.03%	0.01%	0.02%	0.06%		2.34%
Net investment income (loss), before waivers, reimbursements and credits	(0.14)%	(0.19)%	(0.40)%	(0.31)%	(0.07)%		2.32%

(1)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Without the value of the Capital Support Agreement, the total return would have been 0.46% and 0.22% for Shares and Service Shares, respectively, for the fiscal year ended November 30, 2009 and 2.19% and 1.95% for Shares and Service Shares, respectively, for the fiscal year ended November 30, 2008.
(4)	Annualized for periods less than one year.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $4,328,000 and $52,000 for Shares and Service Shares, respectively, which represents 0.04% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes the Participation Fee of approximately $1,026,000 and $13,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)

OR FISCAL YEARS OR PERIODS  ENDED NOVEMBER 30,

TREASURY PORTFOLIO			SHARES
Selected per share data	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)	2008(2)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	0.01%	0.02%	0.02%	0.07%	0.11%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$10,075,076	$8,622,208	$7,634,979	$4,970,610	$2,933,613	$471,790
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.11%	0.12%	0.10%	0.15%	0.13%	0.00%
Expenses, before waivers, reimbursements and credits	0.32%	0.32%	0.32%	0.32%	0.32%	0.57	%(5)
Net investment income, net of waivers, reimbursements and credits	0.01%	0.02%	0.02%	0.07%	0.10%	0.30%
Net investment loss, before waivers, reimbursements and credits	(0.20)%	(0.18)%	(0.20)%	(0.10)%	(0.09)%	(0.27	)%(5)

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	For the period November 5, 2008 (commencement of operations) through November 30, 2008. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The ratios of expenses and net investment loss were previously reported as 0.47% and (0.17)%, respectively. This had no impact to the Portfolio’s net asset value.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT PORTFOLIO	SHARES
Selected per share data	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–		0.02
Net realized gains (losses)	–	–	–	–	–		–
Total from Investment Operations	–	–	–	–	–		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–		(0.02)
From net realized gains	–	–	–	–	–		–
Total Distributions Paid	–	–	–	–	–		(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(2)	0.01%	0.01%	0.02%	0.02%	0.35%		2.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,434,731	$1,784,110	$1,222,940	$1,273,685	$1,682,036		$1,112,129
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.14%	0.16%	0.20%	0.28%	0.37	%(4)	0.36	%(5)
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.37%	0.37%	0.40%		0.38%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.02%	0.02%	0.33%		2.14%
Net investment income (loss), before waivers, reimbursements and credits	(0.22)%	(0.20)%	(0.15)%	(0.07)%	0.30%		2.12%

			SERVICE
Selected per share data	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–		0.02
Net realized gains (losses)	–	–	–	–	–		–
Total from Investment Operations	–	–	–	–	–		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–		(0.02)
From net realized gains	–	–	–	–	–		–
Total Distributions Paid	–	–	–	–	–		(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(2)	0.01%	0.01%	0.02%	0.02%	0.17%		1.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$571	$679	$966	$1,308	$4,512		$4,613
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.14%	0.16%	0.22%	0.28%	0.60	%(4)	0.62	%(5)
Expenses, before waivers, reimbursements and credits	0.38%	0.41%	0.63%	0.63%	0.66%		0.64%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.00%	0.02%	0.10%		1.88%
Net investment income (loss), before waivers, reimbursements and credits	(0.23)%	(0.24)%	(0.41)%	(0.33)%	0.04%		1.86%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $318,000 and $1,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the Participation Fee of approximately $75,000 and $1,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO			SHARES
Selected per share data	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–		0.02
Net realized gains (losses)	–	–	–	–	–		–
Total from Investment Operations	–	–	–	–	–		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–		(0.02)
From net realized gains	–	–	–	–	–		–
Total Distributions Paid	–	–	–	–	–		(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(2)	0.01%	0.01%	0.02%	0.02%	0.13%		2.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,596,026	$6,818,808	$6,380,311	$5,378,943	$5,358,301		$7,449,332
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.14%	0.21%	0.36	%(4)	0.36	%(5)
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.37%	0.37%	0.40%		0.38%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.02%	0.14%		2.13%
Net investment income (loss), before waivers, reimbursements and credits	(0.21)%	(0.21)%	(0.22)%	(0.14)%	0.10%		2.11%

			SERVICE
Selected per share data	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–		0.02
Net realized gains (losses)	–	–	–	–	–		–
Total from Investment Operations	–	–	–	–	–		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–		(0.02)
From net realized gains	–	–	–	–	–		–
Total Distributions Paid	–	–	–	–	–		(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(2)	0.01%	0.01%	0.02%	0.02%	0.07%		2.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$35,828	$25,167	$26,937	$33,003	$48,562		$157,444
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.14%	0.21%	0.47	%(4)	0.62	%(5)
Expenses, before waivers, reimbursements and credits	0.38%	0.40%	0.63%	0.63%	0.66%		0.64%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.02%	0.03%		1.87%
Net investment income (loss), before waivers, reimbursements and credits	(0.22)%	(0.24)%	(0.48)%	(0.40)%	(0.16)%		1.85%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $2,627,000 and $43,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the Participation Fee of approximately $622,000 and $10,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–		0.02
Net realized gains (losses)	–	–	–	–	–		–
Total from Investment Operations	–	–	–	–	–		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–		(0.02)
From net realized gains	–	–	–	–	–		–
Total Distributions Paid	–	–	–	–	–		(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.03%	0.20%		2.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$18,871,634	$16,986,442	$13,248,289	$12,599,523	$14,815,124		$15,486,752
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.14%	0.13%	0.11%	0.19%	0.23	%(4)	0.21	%(5)
Expenses, before waivers, reimbursements and credits	0.32%	0.32%	0.32%	0.32%	0.34%		0.33%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.03%	0.20%		2.13%
Net investment income (loss), before waivers, reimbursements and credits	(0.17)%	(0.18)%	(0.20)%	(0.10)%	0.09%		2.01%

	SERVICE
Selected per share data	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–		0.02
Net realized gains (losses)	–	–	–	–	–		–
Total from Investment Operations	–	–	–	–	–		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–		(0.02)
From net realized gains	–	–	–	–	–		–
Total Distributions Paid	–	–	–	–	–		(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.02%	0.06%		2.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$160,917	$213,106	$262,089	$120,824	$131,605		$512,081
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.14%	0.13%	0.11%	0.20%	0.38	%(4)	0.47	%(5)
Expenses, before waivers, reimbursements and credits	0.33%	0.35%	0.58%	0.58%	0.60%		0.59%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.02%	0.05%		1.87%
Net investment income (loss), before waivers, reimbursements and credits	(0.18)%	(0.21)%	(0.46)%	(0.36)%	(0.17)%		1.75%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $3,958,000 and $26,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the Participation Fee of approximately $920,000 and $24,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO			SHARES
Selected per share data	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–		0.02
Net realized gains (losses)	–	–	–	–	–		–
Total from Investment Operations	–	–	–	–	–		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–		(0.02)
From net realized gains	–	–	–	–	–		–
Total Distributions Paid	–	–	–	–	–		(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(2)	0.01%	0.02%	0.05%	0.11%	0.49%		2.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,298,037	$4,345,703	$4,815,069	$4,710,432	$6,075,067		$4,877,332
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.14%	0.17%	0.19%	0.20%	0.23	%(4)	0.21	%(5)
Expenses, before waivers, reimbursements and credits	0.32%	0.32%	0.32%	0.32%	0.34%		0.33%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.05%	0.10%	0.47%		2.24%
Net investment income (loss), before waivers, reimbursements and credits	(0.17)%	(0.14)%	(0.08)%	(0.02)%	0.36%		2.12%

			SERVICE
Selected per share data	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–		0.02
Net realized gains (losses)	–	–	–	–	–		–
Total from Investment Operations	–	–	–	–	–		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–		(0.02)
From net realized gains	–	–	–	–	–		–
Total Distributions Paid	–	–	–	–	–		(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(2)	0.01%	0.02%	0.02%	0.02%	0.24%		2.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$26,639	$32,419	$28,333	$39,651	$73,501		$72,258
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.14%	0.17%	0.23%	0.29%	0.47	%(4)	0.47	%(5)
Expenses, before waivers, reimbursements and credits	0.33%	0.35%	0.58%	0.58%	0.60%		0.59%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.23%		1.98%
Net investment income (loss), before waivers, reimbursements and credits	(0.18)%	(0.17)%	(0.34)%	(0.28)%	0.10%		1.86%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,360,000 and $29,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the Participation Fee of approximately $322,000 and $7,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 6.1%

ABS Other – 6.1%

Alpine Securitization Corp., 0.17%, 6/10/13	$61,725	$61,722

Atlantic Asset Securitization Corp., 0.28%, 8/12/13	39,922	39,900

Atlantic Asset Securitization LLC, 0.29%, 6/5/13	39,710	39,706

Barton Capital LLC, 0.27%, 6/4/13	27,315	27,314

Collateralized Commercial Paper Co. II, 0.26%, 10/3/13	35,690	35,658

Collateralized Commercial Paper Co. LLC, 0.22%, 9/9/13	70,500	70,457

Collateralized Commercial Paper II, 0.41%, 7/15/13	50,030	50,006

Kells Funding LLC, 0.21%, 6/4/13	19,795	19,795
0.24%, 6/6/13	28,715	28,714
0.26%, 8/29/13	19,955	19,942
0.23%, 10/9/13	52,635	52,591
0.24%, 10/24/13	26,000	25,975
0.24%, 10/31/13	18,855	18,836

Market Street Funding LLC, 0.18%, 7/22/13	36,398	36,389
0.18%, 7/23/13	36,608	36,599
0.18%, 7/24/13	44,401	44,389

Victory Receivables Corp., 0.19%, 6/11/13	23,000	22,999
		630,992
Total ABS Commercial Paper
(Cost $630,992)		630,992

ASSET-BACKED SECURITIES – 0.2%

Car Loan – 0.2%

Ford Credit Auto Owner Trust, Series 2013-B, Class A1, 0.21%, 9/9/13	15,500	15,500

Huntington Auto Trust, Series 2012-2, Class A1, 0.23%, 6/15/13	2,099	2,099
		17,599
Total Asset-Backed Securities
(Cost $17,599)		17,599

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 30.1%

Banking – 30.1%

Bank of Montreal, Chicago Branch, 0.30%, 6/17/13, FRCD	$22,000	$22,000
0.46%, 8/1/13	42,000	42,000

Bank of Nova Scotia, Houston Branch, 0.46%, 6/17/13, FRCD	30,000	30,013
0.63%, 6/17/13, FRCD	16,100	16,115

Bank of Nova Scotia, Houston, 0.17%, 6/1/13, FRCD	70,000	70,000
0.24%, 6/1/13, FRCD	58,000	58,000
0.20%, 6/27/13, FRCD	30,000	30,000
0.27%, 8/22/13, FRCD	10,000	10,000

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.18%, 6/26/13	102,000	102,000

Barclays Bank PLC, New York Branch, 0.48%, 6/6/13	107,835	107,835
0.36%, 10/22/13	25,000	25,000
0.30%, 12/5/13	71,000	71,000

BNP Paribas S.A., Chicago Branch, 0.26%, 8/9/13	73,000	73,000
0.27%, 8/16/13	23,390	23,390

BNP Paribas S.A., New York Branch, 0.24%, 6/3/13	25,000	25,000

Branch Banking and Trust Co., 0.22%, 9/9/13	72,945	72,945

Branch Banking and Trust Co./Wilson, 0.17%, 6/25/13	70,000	70,000

Canadian Imperial Bank of Commerce, 0.33%, 8/30/13, FRCD	50,000	50,000

Credit Agricole S.A., London, 0.30%, 7/19/13	38,000	38,000
0.30%, 8/6/13	27,000	27,000
0.30%, 8/12/13	71,000	71,000

Credit Suisse, New York, 0.25%, 8/2/13	50,000	50,000
0.25%, 8/13/13	80,000	80,000

Deutsche Bank A.G., New York Branch, 0.43%, 8/21/13	45,000	45,000

Deutsche Bank A.G., New York, 0.33%, 7/8/13	85,500	85,500
0.43%, 8/29/13	73,000	73,000

DNB Nor Bank ASA, Norway Branch, 0.26%, 10/24/13	65,000	65,000

HSBC Bank PLC, London Branch, 0.39%, 5/22/14	35,000	35,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 30.1% – continued

Banking – 30.1% – continued

JPMorgan Chase Bank N.A., New York Branch, 0.25%, 9/18/13	$40,000	$40,000
0.25%, 10/2/13	53,000	53,000

Lloyds TSB Bank PLC, New York Branch, 0.20%, 8/16/13	80,000	80,000

Mitsubishi UFJ Trust & Banking Corp., 0.24%, 8/1/13	17,835	17,836
0.23%, 8/21/13	31,000	31,000

Mizuho Corporate Bank, New York Branch, 0.25%, 8/7/13	33,170	33,170

Mizuho Corporate Bank, USA, 0.38%, 6/14/13	110,780	110,780

National Australia Bank, 0.37%, 7/25/13, FRCD	53,000	53,000

Nordea Bank Finland PLC, New York, 0.30%, 6/14/13	95,000	95,000
0.27%, 7/23/13	25,000	25,000

Norinchukin Bank, New York Branch, 0.25%, 6/10/13	71,470	71,470

Rabobank Nederland, London Branch, 0.25%, 11/14/13	78,000	78,000

Royal Bank of Canada, New York, 0.29%, 6/1/13, FRCD	19,000	19,000
0.31%, 6/1/13, FRCD	37,000	37,000
0.32%, 8/6/13, FRCD	42,000	42,000

Skandinaviska Enskilda Banken AB, New York, 0.38%, 6/7/13	65,085	65,085
0.29%, 10/23/13	57,000	57,000

Societe Generale, London Branch, 0.29%, 6/3/13	78,000	78,000

Sumitomo Mitsui Banking Corp., New York, 0.27%, 9/6/13	74,000	74,000

Svenska Handelsbanken, New York, 0.20%, 7/25/13	42,340	42,340
0.25%, 10/23/13	81,000	81,002

Toronto Dominion Bank, New York, 0.30%, 6/19/13	5,000	5,000
0.23%, 11/4/13	75,000	75,000

UBS A.G., Stamford Branch, 0.33%, 10/11/13	50,000	50,000

Wells Fargo Bank N.A., 0.17%, 6/10/13	75,000	75,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 30.1% – continued

Banking – 30.1% – continued
0.25%, 6/24/13, FRCD	$66,000	$66,000
0.21%, 9/9/13	51,000	51,000
0.20%, 10/24/13	66,000	66,000
0.26%, 4/17/14	25,000	25,000

Westpac Banking Corp., New York, 0.26%, 6/1/13, FRCD	19,000	18,995
0.50%, 8/1/13	46,000	46,000
		3,129,476
Total Certificates of Deposit
(Cost $3,129,476)		3,129,476

COMMERCIAL PAPER – 10.7%

Automotive – 0.5%

Toyota Motor Credit Corp., 0.23%, 6/3/13	53,000	53,000

Banking – 4.8%

Australia and New Zealand Banking Group, 0.28%, 6/1/13	65,000	65,000
0.32%, 8/16/13	23,000	23,000
0.33%, 8/16/13	18,000	18,000

Commonwealth Bank of Australia, 0.31%, 7/4/13	21,000	20,999

JPMorgan Chase & Co., 0.29%, 6/11/13	45,710	45,706
0.30%, 8/6/13	9,000	8,995
0.32%, 10/2/13	106,000	105,884
0.31%, 12/27/13	35,000	34,937

Societe Generale, North America, Inc., 0.33%, 7/31/13	66,000	65,964

Svenska Handelsbanken, Inc., 0.28%, 7/31/13	51,570	51,546

Westpac Banking Corp., 0.29%, 6/10/13	16,000	16,000
0.38%, 1/14/14	45,000	44,895
		500,926

Foreign Agencies – 3.3%

Caisse Des Depots Et Consignations, 0.25%, 6/7/13	10,410	10,409
0.23%, 7/17/13	20,080	20,074
0.23%, 7/26/13	34,295	34,283
0.22%, 8/16/13	136,000	135,937

Electricite De France S.A., 0.20%, 7/18/13	16,300	16,296

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 10.7% – continued

Foreign Agencies – 3.3% – continued

KFW, 0.19%, 6/7/13	$60,000	$59,998
0.20%, 6/14/13	27,000	26,998
0.20%, 6/25/13	35,730	35,725
		339,720

Foreign Local Government – 0.3%

Queensland Treasury Corp., 0.24%, 10/29/13	27,000	26,973

Non Captive Diversified – 1.8%

General Electric Capital Corp., 0.25%, 8/22/13	114,000	113,935
0.18%, 9/17/13	75,000	74,960

		188,895
Total Commercial Paper
(Cost $1,109,514)		1,109,514

CORPORATE NOTES/BONDS – 7.3%

Automotive – 0.2%

American Honda Finance Corp., 0.27%, 8/20/13, FRN	21,115	21,115

Banking – 1.2%

Commonwealth Bank of Australia, 0.28%, 7/2/13, FRN (1)	23,000	22,996

JPMorgan Chase Bank N.A., New York Branch, 0.35%, 6/18/13, FRN	98,250	98,258

		121,254

Consumer Products – 0.5%

Kimberly-Clark Corp., 4.22%, 12/19/13 (1)	50,000	51,078

Foreign Agencies – 0.9%

Export Development Canada, 0.11%, 6/1/13, FRN (1)	20,000	19,993
0.13%, 6/1/13, FRN (1)	50,000	50,000

Kommunalbanken AS, 0.40%, 6/18/13 (1)	23,000	23,000

		92,993

Property and Casualty – 0.2%

Berkshire Hathaway Finance Corp., 5.00%, 8/15/13	23,408	23,631

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 7.3% – continued

Retailers – 1.4%

Wal-Mart Stores, 10.96%, 6/1/13, FRN	$130,000	$134,194
7.25%, 6/3/13	10,000	10,000
		144,194

Supranational – 2.9%

International Bank for Reconstruction & Development, 0.10%, 6/1/13, FRN	125,000	124,987
0.15%, 6/1/13, FRN	75,000	75,000
0.50%, 11/26/13	25,000	25,037

International Finance Corp., 0.22%, 6/17/13, FRN	20,000	20,000
0.19%, 6/26/13, FRN	25,000	24,999
0.21%, 6/28/13, FRN	30,000	30,000
		300,023
Total Corporate Notes/Bonds
(Cost $754,288)		754,288

EURO NOTE – 0 .1%

Sovereign – 0.1%

Bank of England Euro Note, 1.38%, 3/7/14 (1)	10,000	10,086
Total Euro Note
(Cost $10,086)		10,086

EURODOLLAR TIME DEPOSITS – 17.8%

Banking – 17.8%

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 6/1/13	179,000	179,000
0.12%, 6/3/13	312,835	312,835

Den Norske Bank PLC, Oslo Branch, 0.10%, 6/1/13	420,000	420,000

HSBC Holdings PLC, Paris Branch, 0.15%, 6/1/13	250,270	250,270
0.15%, 6/3/13	207,000	207,000
0.19%, 6/17/13 (1)(2)	37,000	37,000

Nordea Bank Grand Cayman, 0.07%, 6/1/13	200,000	200,000

Skandinaviska Enskilda Banken AB, 0.09%, 6/1/13	60,000	60,000

Societe Generale, Cayman Islands, 0.13%, 6/1/13	50,000	50,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 17.8% – continued

Banking – 17.8% – continued

Svenska Handelsbanken, Cayman Islands, 0.08%, 6/1/13	$137,000	$137,000
		1,853,105
Total Eurodollar Time Deposits
(Cost $1,853,105)		1,853,105

MEDIUM TERM NOTES – 0.8%

Foreign Agencies – 0.6%

Caisse D’Amortissement De La Dette, 3.25%, 7/15/13	50,000	50,182

KFW, Government Gtd., 0.21%, 2/28/14	15,000	14,996
		65,178

Non Captive Diversified – 0.2%

General Electric Capital Corp., 5.65%, 6/9/14	21,089	22,234
Total Medium Term Notes
(Cost $87,412)		87,412

U.S. GOVERNMENT AGENCIES – 19.5% (3)

Federal Farm Credit Bank – 3.2%

FFCB FRN, 0.17%, 6/1/13	120,000	120,005
0.30%, 6/1/13	15,000	15,000
0.16%, 6/4/13	25,000	25,000
0.16%, 6/11/13	43,000	43,000
0.16%, 6/13/13	40,000	39,996
0.19%, 6/18/13	30,000	30,004
0.19%, 6/19/13	30,000	30,006
0.19%, 6/20/13	12,000	12,001
0.22%, 6/22/13	15,000	15,002
		330,014

Federal Home Loan Bank – 10.3%

FHLB Bonds, 0.20%, 6/7/13	105,000	104,999
0.24%, 6/14/13	23,000	23,000
0.25%, 6/28/13	20,000	20,001
0.25%, 7/1/13	25,000	24,999
0.11%, 8/1/13	35,000	34,998
0.15%, 9/11/13	27,395	27,394
0.10%, 11/20/13	30,315	30,313
0.20%, 6/12/14	70,000	70,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 19.5% (3) – continued

Federal Home Loan Bank – 10.3% – continued

FHLB Discount Notes, 0.09%, 6/7/13	$35,000	$34,999
0.07%, 8/9/13	30,800	30,796
0.07%, 8/16/13	25,000	24,996

FHLB FRN, 0.10%, 6/1/13	100,000	99,996
0.11%, 6/1/13	55,000	54,997
0.13%, 6/1/13	70,000	69,998
0.14%, 6/1/13	70,000	70,000
0.16%, 6/1/13	20,000	19,996
0.17%, 6/1/13	45,000	44,995
0.18%, 6/1/13	20,000	19,999
0.15%, 6/15/13	50,000	49,998
0.15%, 6/25/13	35,000	35,000
0.15%, 6/27/13	52,000	52,000
0.12%, 7/16/13	20,000	20,000
0.13%, 8/6/13	50,000	50,000
0.07%, 8/13/13	50,000	49,999
0.06%, 8/14/13	10,000	10,000
		1,073,473

Federal Home Loan Mortgage Corporation – 2.7%

FHLMC Discount Notes, 0.06%,7/22/13	2,000	2,000

FHLMC FRN, 0.15%, 6/3/13	50,000	50,000
0.14%, 6/13/13	67,000	67,000
0.15%, 6/17/13	163,960	163,962
		282,962

Federal National Mortgage Association – 3.3%

FNMA Discount Notes, 0.07%, 8/7/13	25,860	25,857
0.11%, 8/15/13	45,000	44,990
0.12%, 2/18/14	65,000	64,943

FNMA FRN, 0.32%, 6/1/13	15,000	14,999
0.17%, 6/8/13	33,800	33,803
0.19%, 6/12/13	50,000	50,002
0.18%, 6/20/13	108,000	107,977
		342,571
Total U.S. Government Agencies
(Cost $2,029,020)		2,029,020

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 3.7%

U.S. Treasury Notes – 3.7%

1.13%, 6/15/13	$45,000	$45,016

1.00%, 7/15/13	86,000	86,077

0.38%, 7/31/13	12,000	12,004

2.75%, 10/31/13	30,000	30,324

0.75%, 12/15/13	50,000	50,156

1.75%, 1/31/14	25,000	25,263

1.25%, 2/15/14	50,640	51,021

1.88%, 2/28/14	79,075	80,073
		379,934
Total U.S. Government Obligations
(Cost $379,934)		379,934

MUNICIPAL INVESTMENTS – 6.6%

California – 0.7%

Bay Area Toll Authority Bridge Revenue VRDB, Series A2, (Union Bank N.A. LOC), 0.11%, 6/10/13	40,600	40,600

California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Series C, Pacific Gas & Electric, (Sumitomo Mitsui Banking Corp. LOC), 0.06%, 6/3/13	34,900	34,900
		75,500

Colorado – 0.6%

University of Colorado Hospital Authority Revenue VRDB, Series A, (Wells Fargo Bank N.A. LOC), 0.14%, 6/10/13	57,660	57,660

District of Columbia – 0.8%

District of Columbia Adjustable Revenue Bonds, Tranche 1, Series A, (Wells Fargo Bank N.A. LOC), 0.08%, 6/3/13	31,325	31,325

Metropolitan Washington DC Airports Authority System Revenue Refunding VRDB, Subseries C-2, (Barclays Bank PLC LOC), 0.12%, 6/10/13	47,980	47,980
		79,305

Minnesota – 0.1%

Minnesota State Office of Higher Education Taxable Revenue VRDB, Student, Series A, (U.S. Bank N.A. LOC), 0.18%, 6/10/13	12,600	12,600

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 6.6% – continued

Mississippi – 0.4%

Mississippi Business Finance Corp. Revenue VRDB, Mississippi Business Finance Commission Gulf Opportunity Zone, Chevron USA, Inc., Series D, (Chevron Corp. Gtd.), 0.11%, 6/10/13	$40,000	$40,000

New York – 2.7%

City of New York G.O. Unlimited VRDB, Subseries A-3, (Mizuho Corporate Bank Ltd. LOC), 0.06%, 6/3/13	35,000	35,000

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, New York City Water, Series AA-2, 0.11%, 6/10/13	50,000	50,000

New York City Transitional Finance Authority Future Tax Secured Revenue VRDB, Series C5, Future Tax, Fiscal, (Sumitomo Mitsui Banking Corp. LOC), 0.11%, 6/10/13	109,900	109,900

New York City Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-2, 0.06%, 6/3/13	40,260	40,260

New York Liberty Development Corp. Revenue VRDB, Recovery Zone-3 World, Series A1, (U.S. Treasury Escrowed), 0.23%, 3/19/14	43,000	43,000
		278,160

Pennsylvania – 0.9%

Geisinger Authority Health System Revenue VRDB, Series B, 0.06%, 6/3/13	50,400	50,400

Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue VRDB, Series C, (PNC Bank N.A. LOC), 0.13%, 6/10/13	48,400	48,400
		98,800

Texas – 0.4%

City of Houston Texas Utility System Adjustable Revenue Refunding Bonds, First Lien, Series B-4, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.10%, 6/10/13	22,775	22,775

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 6.6% – continued

Texas – 0.4% – continued

University of Texas, Texas Permanent University Fund System, Revenue Bonds, Series A, 0.08%, 6/10/13	$23,100	$23,100
		45,875
Total Municipal Investments
(Cost $687,900)		687,900

Investments, at Amortized Cost
($10,689,326)		10,689,326

REPURCHASE AGREEMENTS – 2.2%

Joint Repurchase Agreements – 1.9% (4)

Bank of America Securities LLC, dated 5/31/13, repurchase price $66,667 0.07%, 6/3/13	66,666	66,666

Morgan Stanley & Co., Inc., dated 5/31/13, repurchase price $66,667 0.06%, 6/3/13	66,667	66,667

Societe Generale, New York Branch, dated 5/31/13, repurchase price $66,667 0.01%, 6/3/13	66,667	66,667
		200,000

Repurchase Agreements – 0.3% (5)

JPMorgan Securities LLC, dated 5/31/13, repurchase price $30,000 0.15%, 6/3/13	30,000	30,000
Total Repurchase Agreements
(Cost $230,000)		230,000

Total Investments – 105.1%
(Cost $10,919,326) (6)		10,919,326

Liabilities less Other Assets – (5.1)%		(526,013)
NET ASSETS – 100.0%		$10,393,313

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At May 31, 2013, the value of this restricted illiquid security amounted to approximately $37,000,000 or 0.4% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
HSBC Holdings PLC, Paris Branch, 0.19%, 6/17/13	5/16/13	$37,000

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$18,239	3.63%	4/15/28
U.S. Treasury Notes	$184,750	0.25% – 4.00%	7/31/13 – 10/31/17
Total	$202,989

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Commercial Paper	$31,505	0.16% – 0.19%	6/18/13 – 9/5/13
Total	$31,505

(6)	The cost for federal income tax purposes was $10,919,326.

Percentages shown are based on Net Assets.

At May 31, 2013, the maturity analysis for the Diversified Assets Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	29.0%
2 - 15 Days	21.1
16 - 30 Days	10.2
31 - 60 Days	6.9
61 - 97 Days	14.5
98 - 180 Days	12.0
181 - 270 Days	3.6
271 - 366 Days	1.9
367 - 397 Days	0.8

Total	100.0%

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued	MAY 31, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2013:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Diversified Assets Portfolio	$–	$10,919,326	(1)(2)	$–	$10,919,326

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Diversified Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Diversified Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 43.0%

U.S. Treasury Bills – 17.2%

0.09%,6/13/13	$200,000	$199,994
0.02%,8/1/13	4,184	4,184
0.12%,8/15/13	75,000	74,982
0.06%,8/22/13	520,000	519,933
0.10%,10/3/13	149,500	149,445
0.11%,10/3/13	153,000	152,944
0.08%,11/14/13	350,000	349,878
0.08%,11/29/13	75,000	74,969
0.15%,2/6/14	45,000	44,955
0.14%,3/6/14	50,000	49,944
0.16%,3/6/14	35,000	34,961
0.14%,4/3/14	50,000	49,941
0.14%,5/29/14	25,000	24,966
		1,731,096

U.S. Treasury Notes – 25.8%

1.13%,6/15/13	725,000	725,305
1.00%,7/15/13	269,000	269,279
0.38%,7/31/13	50,000	50,015
3.38%,7/31/13	30,000	30,157
0.75%,8/15/13	50,000	50,066
0.50%,10/15/13	300,000	300,339
0.25%,10/31/13	96,000	96,021
2.75%,10/31/13	95,000	96,008
0.50%,11/15/13	200,000	200,297
4.25%,11/15/13	100,000	101,860
0.25%,11/30/13	96,000	96,019
2.00%,11/30/13	125,000	126,122
1.00%,1/15/14	144,000	144,736
1.75%,1/31/14	94,000	94,981
1.25%,2/15/14	10,000	10,075
1.88%,2/28/14	118,000	119,510
1.88%,4/30/14	40,000	40,625
2.25%,5/31/14	48,000	49,005
		2,600,420
Total U.S. Government Obligations
(Cost $4,331,516)		4,331,516

Investments, at Amortized Cost
($4,331,516)		4,331,516

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 56.9%

Joint Repurchase Agreements – 0.9% (1)

Bank of America Securities LLC, dated 5/31/13, repurchase price $31,027 0.07%, 6/3/13	$31,027	$31,027

Morgan Stanley & Co., Inc., dated 5/31/13, repurchase price $31,027 0.06%, 6/3/13	31,026	31,026

Societe Generale, New York Branch, dated 5/31/13, repurchase price $31,027 0.01%, 6/3/13	31,027	31,027
		93,080

Repurchase Agreements – 56.0% (2)

Bank of Nova Scotia, dated 5/31/13, repurchase price $600,003 0.06%, 6/3/13	600,000	600,000

Barclays Capital, Inc., dated 5/15/13, repurchase price $200,013 0.08%, 6/14/13 (3)	200,000	200,000

Barclays Capital, Inc., dated 5/17/13, repurchase price $100,006 0.07%, 6/17/13 (3)	100,000	100,000

Barclays Capital, Inc., dated 5/31/13, repurchase price $350,002 0.06%, 6/3/13	350,000	350,000

BNP Paribas Securities Corp., dated 5/15/13, repurchase price $200,013 0.08%, 6/14/13 (3)	200,000	200,000

BNP Paribas Securities Corp., dated 5/31/13, repurchase price $790,004 0.06%, 6/3/13	790,000	790,000

Citigroup Global Markets, Inc., dated 5/31/13, repurchase price $525,003 0.06%, 6/3/13	525,000	525,000

Deutsche Bank Securities, Inc., dated 5/31/13, repurchase price $975,005 0.06%, 6/3/13	975,000	975,000

HSBC Securities (USA), Inc., dated 5/31/13, repurchase price $325,002 0.06%, 6/3/13	325,000	325,000

Merrill Lynch, dated 5/31/13, repurchase price $233,681 0.06%, 6/3/13	233,680	233,680

RBS Securities, Inc., dated 5/31/13, repurchase price $85,000 0.06%, 6/3/13	85,000	85,000

Societe Generale, New York Branch, dated 5/31/13, repurchase price $805,004 0.06%, 6/3/13	805,000	805,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 56.9% – continued

Repurchase Agreements – 56.0% (2) – continued

UBS Securities LLC, dated 5/31/13, repurchase price $455,002 0.05%, 6/3/13	$455,000	$455,000
		5,643,680
Total Repurchase Agreements
(Cost $5,736,760)		5,736,760

Total Investments – 99.9%
(Cost $10,068,276) (4)		10,068,276

Other Assets less Liabilities – 0.1%		6,800
NET ASSETS – 100.0%		$10,075,076

(1)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$8,489	3.63%	4/15/28
U.S. Treasury Notes	$85,982	0.25% – 4.00%	7/31/13 – 10/31/17
Total	$94,471

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$131,113	0.04% – 0.06%	9/5/13 – 10/17/13
U.S. Treasury Bonds	$694,687	1.28% – 9.88%	11/15/15 – 5/15/41
U.S. Treasury Notes	$4,797,816	0.13% – 4.25%	10/15/13 – 7/15/22
U.S. Treasury Strips	$136,616	0.86% – 2.36%	11/15/17 – 8/15/28
Total	$5,760,232

(3)	Restricted security has been deemed illiquid. At May 31, 2013, the value of these restricted illiquid securities amounted to approximately $500,000,000 or 5.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Barclays Capital, Inc., 0.08%, 6/14/13	5/15/13	$200,000
Barclays Capital, Inc., 0.07%, 6/17/13	5/17/13	100,000
BNP Paribas Securities Corp., 0.08%, 6/14/13	5/15/13	200,000

(4)	The cost for federal income tax purposes was $10,068,276.

Percentages shown are based on Net Assets.

At May 31, 2013, the maturity analysis for the Treasury Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	51.8%
2 - 15 Days	13.2
16 - 30 Days	1.0
31 - 60 Days	2.7
61 - 97 Days	7.3
98 - 180 Days	14.4
181 - 270 Days	5.9
271 - 366 Days	3.7

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Treasury Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2013:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Treasury Portfolio	$–	$10,068,276	(1)	$–	$10,068,276

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6%

Alabama – 0.7%

Hoover Alabama Multifamily Housing Revenue Refunding VRDB, Royal Oaks Apartment Project, (FHLMC LOC), 0.12%, 6/10/13	$5,200	$5,200

Taylor-Ryan Improvement District No. 2 Alabama Special Assessment VRDB, (Wells Fargo Bank N.A. LOC), 0.13%, 6/10/13	5,500	5,500
		10,700

Alaska – 0.8%

Alaska Housing Finance Corp. Revenue VRDB, State Capital Project, Series C, 0.11%, 6/10/13	1,200	1,200

Valdez Alaska Marine Terminal Revenue Refunding VRDB, Series A, ConocoPhillips, 0.12%, 6/10/13	10,000	10,000
		11,200

Arizona – 0.2%

Salt River Arizona Project Agriculture Improvement & Power District Electric Systems Revenue Eagle- 20060014-Class A, 0.12%, 6/10/13 (1)	2,300	2,300

California – 8.8%

California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series L, (Wells Fargo Bank N.A. LOC), 0.12%, 6/10/13	6,100	6,100

California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.10%, 6/10/13	3,300	3,300

California Municipal Finance Authority Revenue VRDB, Westmont College, Series A, (Comerica Bank LOC), 0.15%, 6/10/13	2,550	2,550

California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.13%, 6/10/13	16,900	16,900

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

California – 8.8% – continued

California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson, (U.S. Bank N.A. LOC), 0.11%, 6/10/13	$6,700	$6,700

City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A, (FNMA LOC), 0.13%, 6/10/13	5,495	5,495

Deutsche Bank Spears/Lifers Trust Revenue VRDB, Series DBE-1083 for California, (Deutsche Bank A.G. Gtd.), 0.18%, 6/10/13 (1)	13,000	13,000

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O. Series 637, (Deutsche Bank A.G. Gtd.), 0.20%, 6/10/13 (1)	9,105	9,105

Golden Empire Schools Financing Authority Lease Revenue Refunding VRDB, Floating Notes, Kern High School, Series D, 0.42%, 6/10/13	1,500	1,500

Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8, 0.10%, 6/10/13	10,400	10,400

Los Angeles California Department of Water & Power System Revenue VRDB, Subseries A-2, 0.10%, 6/10/13	8,000	8,000

Los Angeles California Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.10%, 6/10/13	8,600	8,600

Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project, (FHLMC LOC), 0.13%, 6/10/13	4,750	4,750

Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Ashford, Series D, (FNMA LOC), 0.09%, 6/10/13	2,690	2,690

Sacramento County Sanitation Districts Financing Authority Revenue Refunding VRDB, Sub Lien, Series E, (JPMorgan Chase Bank N.A. LOC), 0.11%, 6/10/13	2,100	2,100

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

California – 8.8% – continued

San Diego Unified School District G.O. TRANS, Series A-2, 2.00%, 6/28/13	$15,500	$15,520

San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C, (Union Bank N.A. LOC), 0.11%, 6/10/13	2,900	2,900

Southern California Public Power Authority Revenue VRDB, Natural Gas Project, (Barclays Bank PLC LOC), 0.11%, 6/10/13	6,800	6,800
		126,410

Colorado – 3.0%

City of Colorado Springs Utilities System Revenue VRDB, Sub Lien Improvement, Series A, 0.12%, 6/10/13	13,925	13,925

Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Southeastern California Projects, (Bank of America N.A. LOC), 0.15%, 6/10/13	16,330	16,330

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	6,330	6,330

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Linfield Christian School Project, (Wells Fargo Bank N.A. LOC), 0.13%, 6/10/13	100	100

Colorado Health Facilities Authority Revenue VRDB, Senior Living Facilities Eaton Terrace, Series A, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	4,280	4,280

Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3, 0.13%, 6/10/13	1,995	1,995
		42,960

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Delaware – 0.0%

Delaware State EDA Revenue VRDB, Peninsula United, Series A, (PNC Bank N.A. LOC), 0.10%, 6/3/13	$350	$350

District of Columbia – 0.5%

District of Columbia Revenue VRDB, American Legacy Foundation, 0.11%, 6/10/13	6,000	6,000

District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.14%, 6/10/13	1,200	1,200
		7,200

Florida – 5.9%

Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation, (FNMA LOC), 0.12%, 6/10/13	1,000	1,000

Citizens Property Insurance Corp. Florida Revenue Notes, Senior Secured, Series A-2, 2.50%, 6/3/13	15,000	15,000

Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/10/13	18,100	18,100
0.18%, 6/10/13	8,500	8,500

Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., (TD Bank N.A. LOC), 0.08%, 6/3/13	13,700	13,700

Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1, (FHLMC LOC), 0.11%, 6/10/13	2,400	2,400

Jacksonville Electric Systems Revenue VRDB, Series Three-B-2, 0.11%, 6/10/13	7,000	7,000

JEA Electric System Revenue VRDB, Series Three-B-3, 0.11%, 6/10/13	9,400	9,400

JEA Variable Rate Demand Obligations, 0.16%, 7/1/13	10,000	10,000
		85,100

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Georgia – 2.6%

Fulton County Georgia Residential Care Facilities for the Elderly Authority Revenue VRDB, Series C, First Mortgage Lenbrook Project, (Bank of Scotland PLC LOC), 0.13%, 6/10/13	$55	$55

Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B, (TD Bank N.A. LOC), 0.08%, 6/3/13	13,500	13,500

Gwinnett County Georgia Development Authority Revenue VRDB, Nihan Hospitality LLC, (U.S. Bank N.A. LOC), 0.10%, 6/10/13	11,200	11,200

Macon Bibb County Georgia Industrial Authority Reform & Improvement Revenue VRDB, Series 2009, Bass-Sofkee, 0.13%, 6/10/13	10,300	10,300

Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp., (Bank of Montreal LOC), 0.13%, 6/10/13	1,675	1,675
		36,730

Hawaii – 0.4%

Hawaii Multifamily Housing Finance & Development Corp. Revenue VRDB, Ko Oloa Apartments Phase 1, Series B, (FHLB LOC), 0.13%, 6/10/13	5,800	5,800

Illinois – 3.1%

DuPage County Illinois Revenue VRDB, Benedictine University Building Project, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	5,655	5,655

Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A, (BMO Harris Bank N.A. LOC), 0.16%, 6/10/13	7,835	7,835

Illinois Finance Authority Revenue Bonds, Loyola Academy, (JPMorgan Chase Bank N.A. LOC), 0.14%, 6/10/13	3,000	3,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Illinois – 3.1% – continued

Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University, (PNC Bank N.A. LOC), 0.12%, 6/10/13	$7,500	$7,500

Illinois Finance Authority Revenue VRDB, Nazareth Academy Project, 0.14%, 6/10/13	5,500	5,500

Illinois Finance Authority Revenue VRDB, Resurrection Health, Series C, (Barclays Bank PLC LOC), 0.13%, 6/10/13	15,000	15,000

Peoria, Illinois IDR Bonds, Peoria Production Shop Project, (JPMorgan Chase Bank N.A. LOC), 0.53%, 6/10/13	275	275
		44,765

Indiana – 3.3%

Clarksville Indiana Revenue Refunding VRDB Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	4,115	4,115

Indiana Finance Authority Industrial Revenue Development Revenue Bonds, Midwest Fertilizer Corp. Project, (U.S. Treasury Escrowed), 0.20%, 7/1/13	30,000	30,000

Indiana State Finance Authority Revenue VRDB, Educational Facilities, Depauw University Project, Series B, (PNC Bank N.A. LOC), 0.13%, 6/10/13	8,195	8,195

Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.10%, 6/10/13	4,500	4,500
		46,810

Iowa – 4.5%

City of Des Moines Iowa Commercial Development Revenue Refunding Bonds, East Grand Office Park, (FHLB of Des Moines LOC), 0.14%, 6/10/13	2,180	2,180

Iowa Finance Authority College Facilities Revenue VRDB, Drake University Project, (Wells Fargo Bank N.A. LOC), 0.11%, 6/3/13	11,395	11,395

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Iowa – 4.5% – continued

Iowa Finance Authority Revenue VRDB, Wesley Retirement Services, (Wells Fargo Bank N.A. LOC), 0.13%, 6/10/13	$8,015	$8,015

Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project, 0.10%, 6/3/13	8,400	8,400

Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras, (Bank of America N.A. LOC), 0.10%, 6/3/13	14,310	14,310

Iowa State Higher Education Loan Authority Revenue VRDB, Private College-St. Ambros, (U.S. Bank N.A. LOC), 0.09%, 6/3/13	20,650	20,650
		64,950

Kansas – 0.4%

Prairie Village Revenue Refunding VRDB, Claridge Court, (Bank of America N.A. LOC), 0.15%, 6/10/13	6,415	6,415

Kentucky – 3.3%

City of Pikeville Kentucky Hospital Revenue BANS, Improvement, Pikeville Medical Center, 1.00%, 3/1/14	4,000	4,020

Fort Mitchell Kentucky League of Cities Funding Trust Lease Program VRDB, Series A, (U.S. Bank N.A. LOC), 0.13%, 6/10/13	400	400

Kentucky Economic Development Finance Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, Series B-4, (Branch Banking & Trust Co. LOC), 0.14%, 6/10/13	22,600	22,600

Kentucky Rural Water Finance Corp. Public Project Revenue Notes, Construction Notes, Series D-1, 1.00%, 10/1/13	9,500	9,522

Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program, (U.S. Bank N.A. LOC), 0.13%, 6/10/13	5,620	5,620

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Kentucky – 3.3% – continued

Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B, (U.S. Bank N.A. LOC), 0.13%, 6/10/13	$4,705	$4,705
		46,867

Louisiana – 0.2%

Louisiana Public Facilities Authority Revenue VRDB, Tiger Athletic, (FHLB of Atlanta LOC), 0.12%, 6/10/13	2,800	2,800

Maryland – 1.8%

Baltimore County Maryland Multifamily Housing Revenue Refunding VRDB, Lincoln Woods Apartments, (FNMA LOC), 0.12%, 6/10/13	8,194	8,194

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Mercey Ridge, (Manufacturers & Traders Trust Co. LOC), 0.12%, 6/10/13	9,600	9,600

Maryland State Community Development Administration Department of Housing & Community Development Revenue VRDB, Series F, Non-AMT, Non-Ace Multifamily, (FHLMC LOC), 0.12%, 6/10/13	3,100	3,100

Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project, (Manufacturers & Traders Trust Co. LOC), 0.14%, 6/10/13	5,615	5,615
		26,509

Massachusetts – 1.0%

Massachusetts State Development Finance Agency Revenue VRDB, Phillips Academy, 0.11%, 6/10/13	14,600	14,600

Michigan – 1.9%

Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	290	290

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Michigan – 1.9% – continued

Michigan Finance Authority Revenue VRDB, Healthcare Equipment Loan Program, Series D, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	$9,045	$9,045

Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B, (JPMorgan Chase Bank N.A. LOC), 0.12%, 6/10/13	6,390	6,390

Michigan State Strategic Fund Limited Obligation Revenue VRDB, Neighborhood Club Project, (Comerica Bank LOC), 0.13%, 6/10/13	6,200	6,200

Michigan State University Revenue VRDB, 0.13%, 6/10/13	6,000	6,000
		27,925

Minnesota – 0.7%

Minnesota Rural Water Finance Authority, Inc. Revenue Notes, Public Projects Construction Notes, 1.00%, 2/1/14	4,600	4,622

Minnesota School District Capital Equipment Borrowing Program COPS, Tax & Aid Anticipation, 2.00%, 9/10/13	5,000	5,024

St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A, (U.S. Bank N.A. LOC), 0.13%, 6/10/13	300	300
		9,946

Mississippi – 1.2%

Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods, Inc. Project, (BMO Harris Bank N.A. LOC), 0.12%, 6/10/13	7,000	7,000

Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 2, Mississippi Health, 0.10%, 6/10/13	9,725	9,725
		16,725

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Missouri – 2.9%

Missouri State Health & Educational Facilities Authority Revenue VRDB, Drury University, (PNC Bank N.A. LOC), 0.11%, 6/3/13	$11,245	$11,245

Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services Project, (PNC Bank N.A. LOC), 0.12%, 6/10/13	23,350	23,350

Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital, Series B, (U.S. Bank N.A. LOC), 0.13%, 6/10/13	5,335	5,335

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series C-2, Ascension Health, 0.12%, 6/10/13	1,300	1,300
		41,230

New Hampshire – 0.3%

New Hampshire Health & Educational Facilities Authority Revenue VRDB, Series B, Kendal at Hanover, (RBS Citizens N.A. LOC), 0.12%, 6/10/13	2,030	2,030

New Hampshire State Health & Education Facilities Authority Revenue VRDB, St. Anselm College, (FHLB of Boston LOC), 0.13%, 6/10/13	2,000	2,000
		4,030

New Jersey – 1.0%

BB&T Municipal Trust Revenue Bonds, Series 2047, (Branch Banking & Trust Co. LOC), 0.13%, 6/10/13 (1)	310	310

Hudson County Improvement Authority Gtd. Pooled Revenue Notes, Series P-1, 1.00%, 5/23/14	5,000	5,029

Hudson County Improvement Authority Revenue Notes, County Gtd. Notes, Series O-1, 1.13%, 12/20/13	8,500	8,529
		13,868

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

New York – 11.9%

Cohoes Industrial Development Agency Urban Cultural Park Facilities Revenue VRDB, Eddy Cohoes Project, (Bank of America N.A. LOC), 0.13%, 6/10/13	$1,975	$1,975

Nassau Health Care Corp. Revenue VRDB, Series B1, (TD Bank N.A. LOC), 0.11%, 6/10/13	7,700	7,700

New York City Housing Development Corp. Multifamily Housing Mortgage Revenue VRDB, Sons Italy Apartments, Series A, (Mizuho Corporate Bank Ltd. LOC) 0.13%, 6/10/13	3,785	3,785

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Fiscal, Subseries B-3, 0.08%, 6/3/13	14,665	14,665

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds TRANS, Subseries A-7, 0.10%, 6/10/13	16,000	16,000

New York Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center, Series A, (U.S. Treasury Escrowed), 0.23%, 6/19/14	30,000	30,000

New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc., (HSBC Bank USA N.A. LOC), 0.11%, 6/10/13	2,800	2,800

New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, Rochester Friendly Home, (Manufacturers & Traders Trust Co. LOC), 0.12%, 6/10/13	6,140	6,140

New York State Dormitory Authority Revenues State Supported Debt Revenue VRDB, City University, Construction 5th, Series D, (TD Bank N.A. LOC), 0.10%, 6/10/13	12,000	12,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

New York – 11.9% – continued

New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2, (Manufacturers & Traders Trust Co. LOC), 0.17%, 6/10/13	$10,000	$10,000

New York State Housing Finance Agency Revenue VRDB, Housing-West 30th Street, Series A, (Wells Fargo Bank N.A. LOC), 0.12%, 6/10/13	11,800	11,800

New York State Housing Finance Agency Revenue VRDB, West 30th Street Housing, Series A-2, (Wells Fargo Bank N.A. LOC), 0.11%, 6/10/13	16,700	16,700

North Tonawanda New York City School District G.O. BANS, 1.25%, 9/19/13	20,265	20,318

Wells Fargo Stage Trust Revenue Bonds, Floater Certificates, Series 105C, in NY, 0.37%, 12/6/13 (1)(2)	10,800	10,800

Westchester County Industrial Development Agency Revenue Refunding VRDB, Hebrew Hospital Senior Housing, Inc., (Manufacturers & Traders Trust Co. LOC), 0.17%, 6/10/13	6,105	6,105
		170,788

North Carolina – 5.5%

BB&T Municipal Trust Floaters Revenue Bonds, Series 1009, (Branch Banking & Trust Co. LOC), 0.21%, 6/10/13 (1)	5,670	5,670

City of Charlotte North Carolina, Municipal Interest Bearing CP, 0.23%, 12/9/13	10,000	10,000

City of Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B, 0.15%, 6/10/13	22,600	22,600

North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	10,000	10,000

North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A (Branch Banking & Trust Co. LOC), 0.15%, 6/10/13	4,715	4,715

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

North Carolina – 5.5% – continued

North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B, (Branch Banking & Trust Co. LOC), 0.15%, 6/10/13	$5,345	$5,345

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services for Aging, (Branch Banking & Trust Co. LOC), 0.14%, 6/10/13	11,070	11,070

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series B, Wakemed, (Wells Fargo Bank N.A. LOC), 0.13%, 6/10/13	9,400	9,400

University of North Carolina at Chapel Hill Revenue Bonds, Eagle-720053014- Class A, 0.13%, 6/10/13 (1)	800	800
		79,600

North Dakota – 0.4%

North Dakota Rural Water Finance Corp. Revenue Notes, Public Projects Construction Notes, 0.37%, 7/1/13	6,000	6,000

Ohio – 2.1%

Cleveland-Cuyahoga County Ohio Port Authority Cultural Facility Revenue VRDB, Series 2005-B, Museum of Art Project, 0.12%, 6/10/13	15,400	15,400

Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, Series B, (PNC Bank N.A. LOC), 0.13%, 6/10/13	1,760	1,760

Franklin County Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A, (PNC Bank N.A. LOC), 0.12%, 6/10/13	9,900	9,900

Trumbull County Ohio Health Care Facilities Revenue Refunding VRDB, (Manufacturers & Traders Trust Co. LOC), 0.14%, 6/10/13	3,500	3,500

		30,560

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Oregon – 0.7%

Oregon Health & Science University Revenue VRDB, Series B-2, (Union Bank N.A. LOC), 0.12%, 6/10/13	$6,525	$6,525

Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue VRDB, Assumption Village Project, Series A, (Union Bank N.A. LOC), 0.13%, 6/10/13	3,185	3,185

		9,710

Pennsylvania – 5.2%

BB&T Municipal Trust Revenue Bonds, Series 228, (Branch Banking & Trust Co. LOC), 0.15%, 6/10/13 (1)	4,960	4,960

Beaver County IDA Revenue Refunding VRDB, Firstenergy Generation, (UBS A.G. LOC), 0.13%, 6/10/13	11,100	11,100

Bucks County IDA Revenue VRDB, Grand View Hospital, Series A, (TD Bank N.A. LOC), 0.10%, 6/10/13	1,065	1,065

Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	6,360	6,360

City of Philadelphia Gas Works Revenue Refunding Bonds, 8th, Series E, (PNC Bank N.A. LOC), 0.12%, 6/10/13	30,100	30,100

Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (Manufacturers & Traders Trust Co. LOC), 0.17%, 6/10/13	6,395	6,395

Lancaster Pennsylvania IDA Revenue Willow Valley Retirement, Series A, (PNC Bank N.A. LOC), 0.12%, 6/10/13	5,600	5,600

Lehigh County Pennsylvania General Purpose Authority Revenue Refunding VRDB, Series B, Phoebe Devitt Homes, (RBS Citizens N.A. LOC), 0.16%, 6/10/13	2,210	2,210

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Pennsylvania – 5.2% – continued

Lower Merion School District G.O. Limited VRDB, Capital Project, Series A, (State Street Bank & Trust Co. LOC), 0.10%, 6/10/13	$1,000	$1,000

Philadelphia School District Pennsylvania Revenue Refunding G.O. VRDB, Series C, (TD Bank N.A. LOC), 0.10%, 6/10/13	3,500	3,500

Ridley Pennsylvania School District G.O. VRDB, Series 2009, (TD Bank N.A. LOC), 0.12%, 6/10/13	2,600	2,600

		74,890

South Carolina – 0.5%

South Carolina State Housing Finance & Development Authority Multifamily Revenue Bonds, Columbiana Ridge Project, (U.S. Treasury Escrowed), 0.35%, 1/15/14	7,000	7,000

Tennessee – 3.9%

Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5-B, Local Government Public Improvement, (Branch Banking & Trust Co. LOC), 0.15%, 6/10/13	9,865	9,865

IDB Tennessee Blount County & Cities Alcoa & Maryville Revenue VRDB, Series A, Local Government Improvement, (Branch Banking & Trust Co. LOC), 0.15%, 6/10/13	4,115	4,115

Johnson City Health & Educational Facilities Board Hospital Revenue VRDB, Mountain States Health Alliance, Series B, (Mizuho Corporate Bank Ltd. LOC), 0.12%, 6/10/13	14,045	14,045

Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA LOC), 0.13%, 6/10/13	7,450	7,450

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Tennessee – 3.9% – continued

Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue Refunding VRDB, Providence Place Apartments Project, (FNMA LOC), 0.11%, 6/10/13	$9,445	$9,445

Tennessee State Energy Acquisition Corp. Gas Revenue Floaters, (Branch Banking & Trust Co. LOC), 0.12%, 6/10/13(1)	10,620	10,620

		55,540

Texas – 12.0%

City of Garland Texas, Municipal Interest Bearing CP, (Sumitomo Mitsui Banking Corp. LOC), 0.18%, 7/12/13	15,000	15,000

Comal Texas Independent School District G.O. Bonds, Series ROCS RR-II-R-11907, (Texas PSF Insured), 0.12%, 6/10/13 (1)	8,420	8,420

Deutsche Bank Spears/Lifers Trust Revenue Bonds, Series DBE-1142 for Texas, (Deutsche Bank A.G. Gtd.), 0.22%, 6/10/13 (1)	10,100	10,100

Harris County Texas Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, YMCA Greater Houston, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	9,800	9,800

Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien, (JPMorgan Chase Bank N.A. LOC), 0.12%, 6/10/13	9,800	9,800

Houston Texas Airport Systems Revenue Refunding VRDB, (Barclays Bank PLC LOC), 0.12%, 6/10/13	1,900	1,900

Mesquite Texas Health Facilities Development Corp. Revenue VRDB, Series C, Retirement Facility, (Bank of America N.A. LOC), 0.15%, 6/10/13	5,855	5,855

Nueces County Health Facilities Development Authority Revenue VRDB, Driscoll Children’s Foundation, Series A, (JPMorgan Chase Bank N.A. LOC), 0.12%, 6/10/13	8,200	8,200

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Texas – 12.0% – continued

Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A, (Total S.A. Gtd.), 0.14%, 6/10/13	$9,900	$9,900

Port of Port Arthur Navigation District Revenue VRDB, Motiva Enterprises, 0.07%, 6/3/13	10,200	10,200

Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, (Total S.A. Gtd.), 0.14%, 6/10/13	4,400	4,400

Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises, Series C, (Motiva Enterprises LLC Gtd.), 0.07%, 6/3/13	32,600	32,600

State of Texas TRANS, 2.50%, 8/30/13	25,000	25,140

Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Christus Health, Series C-4, (BMO Harris Bank N.A. LOC), 0.13%, 6/10/13	14,555	14,555

Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Texas Health Resources, Series A, 0.10%, 6/10/13	3,500	3,500

Texas State Veterans G.O. Unlimited VRDB, Series C, 0.11%, 6/10/13	2,200	2,200

		171,570

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Utah – 0.7%

Utah Water Finance Agency Revenue VRDB, Series B-1 0.12%, 6/10/13	$10,000	$10,000

Vermont – 0.1%

Vermont State Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, Series A, (TD Bank N.A. LOC), 0.10%, 6/10/13	1,000	1,000

Virginia – 1.9%

Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E, (FHLB of Atlanta LOC), 0.13%, 6/10/13	300	300

Smyth County Virginia IDA Hospital Revenue VRDB, Mountain States Health, Series D, (Mizuho Corporate Bank Ltd. LOC), 0.12%, 6/10/13	12,675	12,675

Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project, 0.10%, 6/10/13	8,800	8,800

Virginia Commonwealth University Health System Authority Revenue Bonds, Series B, (Wachovia Bank N.A. LOC), 0.10%, 6/3/13	5,525	5,525

		27,300

Washington – 0.8%

Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB,Hearthstone Project, (Wells Fargo Bank N.A. LOC), 0.13%, 6/10/13	9,855	9,855

Washington State Housing Financial Commission Nonprofit Housing Revenue VRDB, Living Care Center Project, (Wells Fargo Bank N.A. LOC), 0.11%, 6/10/13	1,830	1,830

		11,685

Wisconsin – 4.1%

La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation, (Wells Fargo Bank N.A. LOC), 0.23%, 6/10/13	310	310

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.6% – continued

Wisconsin – 4.1% – continued

Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, University of Wisconsin, Kenilworth Project, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	$8,080	$8,080

Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Concordia University, Inc., (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	2,145	2,145

Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Medical College Wisconsin, Series B, (U.S. Bank N.A. LOC), 0.10%, 6/10/13	16,600	16,600

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	100	100

Wisconsin Rural Water Construction Loan Program Revenue BANS, 1.00%, 10/1/13	5,500	5,512

Wisconsin School Districts Temporary Borrowing Program Revenue Notes, Cash Flow Administration Program Notes Participation, Series B, 1.00%, 10/15/13	10,750	10,777

Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Lawrence University, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	7,675	7,675

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2010-B, Beloit College, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	7,820	7,820

		59,019

Municipal States Pooled Securities – 0.3%

BB&T Municipal Trust Various States, (Branch Banking & Trust Co. LOC), 0.21%, 6/10/13 (1)	4,650	4,650
Total Municipal Investments
(Cost $1,415,502)		1,415,502

		VALUE (000s)

Total Investments – 98.6%
(Cost $1,415,502) (3)		1,415,502

Other Assets less Liabilities – 1.4%		19,800
NET ASSETS – 100.0%		$1,435,302

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At May 31, 2013, the value of this restricted illiquid security amounted to approximately $10,800,000 or 0.8% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	AQUISITION COST (000s)
Wells Fargo Stage Trust Revenue Bonds, Floater Certificates, Series 105C, in NY, 0.37%, 12/6/13	12/13/12	$10,800

(3)	The cost for federal income tax purposes was $1,415,502

Percentages shown are based on Net Assets.

At May 31, 2013, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	13.2%
Educational Services	20.8
Electrical Services, Gas and Combined Utilities	8.5
Executive, Legislative and General Government	17.4
General Medical & Surgical Hospitals, Nursing and Personal Care	25.5
Urban and Community Development, Housing Programs and Social Services	11.7
All other sectors less than 5%	2.9

Total	100.0%

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

At May 31, 2013, the maturity analysis for the Tax-Exempt Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	12.2%
2 - 15 Days	71.4
16 - 30 Days	1.1
31 - 60 Days	4.3
61 - 97 Days	1.8
98 - 180 Days	3.6
181 - 270 Days	2.9
271 - 366 Days	0.6
367 - 397 Days	2.1

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1–Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2013:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Tax-Exempt Portfolio	$–	$1,415,502	(1)(2)	$–	$1,415,502

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Tax-Exempt Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Tax-Exempt Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.4% (1)

Federal Farm Credit Bank – 8.3%

FFCB Bonds,
0.15%,1/17/14	$12,000	$11,998
0.15%,2/5/14	11,500	11,498

FFCB Discount Notes,
0.01%,6/3/13	50,000	50,000
0.18%,6/5/13	12,500	12,500
0.19%,6/14/13	5,100	5,100
0.18%,7/8/13	25,000	24,995
0.18%,7/15/13	16,500	16,496
0.20%,7/16/13	12,500	12,497
0.18%,7/17/13	23,500	23,495
0.20%,7/19/13	8,000	7,998
0.18%,7/22/13	10,000	9,997
0.18%,9/9/13	4,000	3,998
0.19%,10/1/13	16,500	16,489
0.15%,11/1/13	16,000	15,988
0.20%,11/1/13	16,500	16,488
0.20%,11/5/13	8,300	8,293
0.20%,11/22/13	7,500	7,493
0.14%,5/27/14	9,500	9,487

FFCB FRN,
0.17%,6/1/13	44,000	43,995
0.22%,6/1/13	15,500	15,500
0.24%,6/1/13	12,000	12,009
0.31%,6/1/13	22,000	22,030
0.33%,6/1/13	12,500	12,518
0.20%,6/2/13	14,000	14,003
0.18%,6/4/13	15,000	15,001
0.17%,6/6/13	30,000	29,994
0.16%,6/11/13	16,500	16,500
0.23%,6/13/13	11,500	11,508
0.20%,6/15/13	12,300	12,303
0.18%,6/18/13	16,500	16,495
0.19%,6/22/13	5,500	5,500
0.22%,6/22/13	25,000	25,005
0.15%,6/26/13	19,500	19,498
0.25%,6/26/13	11,400	11,400
		548,069

Federal Home Loan Bank – 24.9%

FHLB Bonds,
0.16%,6/6/13	37,000	37,000
0.15%,6/14/13	63,000	63,001
0.18%,6/17/13	16,200	16,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.4% (1) – continued

Federal Home Loan Bank – 24.9% – continued
0.25%,7/1/13	$8,300	$8,300
0.13%,7/25/13	17,600	17,597
0.28%,8/2/13	30,000	30,004
0.18%,8/20/13	16,000	15,999
0.14%,9/5/13	41,500	41,499
0.15%,9/11/13	30,000	29,999
0.13%,9/19/13	7,500	7,498
0.12%,10/1/13	32,500	32,497
0.12%,10/3/13	15,000	14,999
0.20%,10/4/13	20,500	20,499
0.15%,10/15/13	25,000	24,999
0.12%,10/18/13	30,000	30,000
0.10%,11/1/13	14,500	14,499
0.10%,11/8/13	8,500	8,499
0.10%,11/12/13	41,500	41,497
0.10%,11/13/13	22,000	21,998
0.28%,11/21/13	4,000	4,001
0.10%,11/22/13	79,000	78,993
0.18%,1/7/14	29,500	29,496
0.13%,1/22/14	21,000	20,999
0.18%,3/6/14	6,445	6,445
0.18%,3/11/14	17,500	17,500
0.18%,4/1/14	17,500	17,498
0.20%,6/12/14	29,500	29,500

FHLB Discount Notes,
0.07%,6/10/13	25,000	25,000
0.14%,6/12/13	52,000	51,998
0.16%,6/19/13	7,500	7,499
0.10%,6/21/13	33,000	32,998
0.22%,6/28/13	14,400	14,398
0.20%,7/24/13	10,000	9,997
0.06%,7/31/13	53,000	52,995
0.10%,8/7/13	17,000	16,997
0.08%,8/9/13	25,000	24,996
0.09%,8/9/13	35,000	34,994
0.14%,9/6/13	50,000	49,981
0.15%,9/20/13	30,000	29,986
0.13%,10/2/13	42,500	42,482
0.20%,10/15/13	25,000	24,981
0.10%,10/16/13	20,500	20,492
0.11%,10/16/13	8,500	8,497
0.10%,11/27/13	10,500	10,495
0.11%,12/2/13	45,000	44,976
0.18%,12/10/13	7,500	7,493

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.4% (1) – continued

Federal Home Loan Bank – 24.9% – continued
0.16%,1/2/14	$16,000	$15,985
0.10%,1/21/14	33,000	32,979
0.17%,2/13/14	13,000	12,984
0.16%,3/10/14	7,500	7,491

FHLB FRN,
0.10%,6/1/13	25,000	24,999
0.13%,6/1/13	13,500	13,500
0.15%,6/1/13	50,000	49,994
0.17%,6/1/13	20,000	19,998
0.23%,6/1/13	38,300	38,299
0.17%,6/5/13	25,000	24,995
0.17%,6/6/13	45,000	45,000
0.17%,6/23/13	29,000	28,997
0.16%,6/24/13	41,500	41,497
0.13%,6/25/13	18,500	18,498
0.15%,6/25/13	11,100	11,100
0.16%,6/27/13	20,500	20,500
0.17%,6/27/13	25,000	24,997
0.12%,7/16/13	20,000	19,999
0.06%,8/14/13	10,000	10,000
		1,654,083

Federal Home Loan Mortgage Corporation – 4.7%

FHLMC Bonds,
4.13%,9/27/13	20,000	20,258
0.38%,11/27/13	20,945	20,971
0.13%,2/7/14	25,000	24,997

FHLMC Discount Notes,
0.18%,7/2/13	18,000	17,997
0.16%,7/23/13	50,000	49,988
0.16%,1/14/14	77,000	76,922
0.16%,2/3/14	8,000	7,991

FHLMC FRN,
0.15%,6/3/13	40,000	40,000
0.20%,6/5/13	20,500	20,500
0.14%,6/13/13	25,000	25,000
0.15%,6/17/13	10,000	10,000
		314,624

Federal National Mortgage Association – 9.5%

FNMA Bond,
1.00%,9/23/13	20,000	20,055

FNMA Discount Notes,
0.12%,7/1/13	57,473	57,467

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.4% (1) – continued

Federal National Mortgage Association – 9.5% – continued
0.11%,7/2/13	$110,500	$110,490
0.13%,8/1/13	24,500	24,495
0.15%,9/3/13	41,000	40,984
0.13%,10/1/13	45,500	45,480
0.13%,1/27/14	21,000	20,981
0.16%,2/3/14	16,000	15,982

FNMA FRN,
0.32%,6/1/13	15,000	15,005
0.18%,6/11/13	15,000	15,000
0.19%,6/12/13	40,000	39,998
0.18%,6/20/13	140,150	140,142
0.21%,6/20/13	20,281	20,289
0.16%,6/27/13	60,000	59,974
		626,342
Total U.S. Government Agencies
(Cost $3,143,118)		3,143,118

U.S. GOVERNMENT OBLIGATIONS – 9.3%

U.S. Treasury Bills – 2.5%
0.08%,7/5/13	16,000	15,999
0.12%,8/15/13	38,000	37,991
0.14%,8/29/13	22,500	22,492
0.11%,10/3/13	45,500	45,483
0.08%,11/29/13	31,000	30,987
0.14%,3/6/14	15,000	14,984
		167,936

U.S. Treasury Notes – 6.8%
1.00%,7/15/13	86,500	86,580
3.38%,7/31/13	25,000	25,131
0.50%,10/15/13	31,000	31,034
2.75%,10/31/13	70,500	71,258
1.00%,1/15/14	33,500	33,672
0.25%,1/31/14	25,000	25,013
1.75%,1/31/14	11,500	11,621
0.25%,2/28/14	39,500	39,537
1.88%,2/28/14	101,500	102,824

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 9.3% – continued

U.S. Treasury Notes – 6.8% – continued
1.25%, 4/15/14	$23,500	$23,719
		450,389
Total U.S. Government Obligations
(Cost $618,325)		618,325

Investments, at Amortized Cost
($3,761,443)		3,761,443

REPURCHASE AGREEMENTS – 42.0%

Joint Repurchase Agreements – 1.5% (2)

Bank of America Securities LLC, dated 5/31/13, repurchase price $33,334 0.07%, 6/3/13	33,334	33,334

Morgan Stanley & Co., Inc., dated 5/31/13, repurchase price $33,333 0.06%, 6/3/13	33,333	33,333

Societe Generale, New York Branch, dated 5/31/13, repurchase price $33,333 0.01%, 6/3/13	33,333	33,333
		100,000

Repurchase Agreements – 40.5% (3)

Bank of America N.A., dated 5/31/13, repurchase price $505,004 0.09%, 6/3/13	505,000	505,000

Barclays Capital, Inc., dated 5/31/13, repurchase price $200,001 0.05%, 6/3/13	200,000	200,000

BNP Paribas Securities Corp., dated 5/31/13, repurchase price $175,001 0.06%, 6/3/13	175,000	175,000

BNP Paribas Securities Corp., dated 5/31/13, repurchase price $200,001 0.07%, 6/3/13	200,000	200,000

Citigroup Global Markets, Inc., dated 5/31/13, repurchase price $17,654 0.09%, 6/3/13	17,654	17,654

Credit Suisse Securities, dated 5/31/13, repurchase price $42,742 0.07%, 6/3/13	42,742	42,742

Deutsche Bank Securities, Inc., dated 5/31/13, repurchase price $150,001 0.06%, 6/3/13	150,000	150,000

Deutsche Bank Securities, Inc., dated 5/31/13, repurchase price $620,005 0.10%, 6/3/13	620,000	620,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 42.0% – continued

Repurchase Agreements – 40.5% (3) – continued

Societe Generale, New York Branch, dated 5/31/13, repurchase price $775,006 0.09%, 6/3/13	$775,000	$775,000
		2,685,396
Total Repurchase Agreements
(Cost $2,785,396)		2,785,396

Total Investments – 98.7%
(Cost $6,546,839) (4)		6,546,839

Other Assets less Liabilities – 1.3%		85,015
NET ASSETS – 100.0%		$6,631,854

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$9,119	3.63%	4/15/28
U.S. Treasury Notes	$92,375	0.25% – 4.00%	7/31/13 – 10/31/17
Total	$101,494

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$255,001	1.00% – 3.50%	7/17/17 – 7/1/37
FNMA	$1,403,599	3.00% – 5.50%	4/1/39 – 5/1/43
GNMA	$520,583	3.00% – 4.50%	7/20/40 – 8/20/41
U.S. Treasury Bills	$93,189	0.07%	11/21/13
U.S. Treasury Notes	$485,911	1.50% – 4.00%	2/15/14 – 7/31/16
Total	$2,758,283

(4)	The cost for federal income tax purposes was $ 6,546,839.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

At May 31, 2013, the maturity analysis for the U.S. Government Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	47.5%
2 – 15 Days	6.6
16 – 30 Days	8.1
31 – 60 Days	7.4
61 – 97 Days	5.7
98 – 180 Days	12.6
181 – 270 Days	6.6
271 – 366 Days	5.1
367 – 397 Days	0.4

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2013:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Portfolio	$–	$6,546,839	(1)(2)	$–	$6,546,839

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the U.S. Government Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the U.S. Government Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 66.1% (1)

Federal Farm Credit Bank – 20.3%

FFCB Bonds,
0.22%,6/4/13	$30,000	$30,000
0.22%,6/11/13	24,800	24,800
1.38%,6/25/13	29,270	29,293
0.22%,7/23/13	50,500	50,507
0.19%,9/25/13	61,450	61,451
3.88%,10/7/13	10,000	10,128
0.26%,10/30/13	13,380	13,386
0.15%,1/17/14	33,300	33,295
0.15%,2/5/14	32,000	31,994

FFCB Discount Notes,
0.01%,6/3/13	15,435	15,435
0.05%,6/3/13	89,500	89,500
0.18%,6/5/13	31,000	30,999
0.05%,6/6/13	42,500	42,500
0.04%,6/11/13	21,500	21,500
0.19%,6/14/13	15,100	15,099
0.04%,6/17/13	42,500	42,499
0.20%,6/18/13	16,500	16,498
0.05%,6/19/13	25,000	24,999
0.05%,6/20/13	25,500	25,499
0.22%,7/3/13	20,500	20,496
0.22%,7/10/13	16,500	16,496
0.18%,7/11/13	8,500	8,498
0.11%,7/12/13	10,000	9,999
0.17%,7/15/13	10,000	9,998
0.18%,7/17/13	8,500	8,498
0.20%,7/18/13	36,500	36,490
0.11%,7/22/13	25,000	24,996
0.11%,7/23/13	5,000	4,999
0.09%,7/26/13	29,500	29,496
0.07%,8/7/13	100,000	99,987
0.12%,8/9/13	8,500	8,498
0.12%,8/14/13	50,000	49,987
0.20%,8/14/13	5,000	4,999
0.18%,9/5/13	54,000	53,974
0.18%,9/9/13	11,000	10,995
0.19%,10/1/13	44,000	43,972
0.10%,10/4/13	50,000	49,983
0.12%,10/7/13	42,000	41,982
0.11%,10/15/13	85,000	84,965
0.10%,10/16/13	42,500	42,484
0.18%,10/18/13	12,500	12,491
0.15%,11/1/13	45,000	44,971

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 66.1% (1) – continued

Federal Farm Credit Bank – 20.3% – continued
0.11%,11/18/13	$21,000	$20,989
0.20%,11/22/13	18,500	18,482
0.16%,12/2/13	25,000	24,980
0.15%,3/7/14	21,000	20,976

FFCB FRN,
0.17%,6/1/13	50,000	49,994
0.18%,6/1/13	77,000	77,000
0.21%,6/1/13	11,000	11,001
0.22%,6/1/13	132,990	133,000
0.24%,6/1/13	30,000	30,024
0.26%,6/1/13	52,635	52,677
0.30%,6/1/13	29,000	28,999
0.31%,6/1/13	55,000	55,074
0.33%,6/1/13	82,500	82,551
0.39%,6/1/13	8,710	8,744
0.20%,6/2/13	115,800	115,807
0.15%,6/4/13	42,500	42,493
0.18%,6/4/13	213,500	213,514
0.15%,6/6/13	68,500	68,488
0.17%,6/6/13	184,000	183,964
0.18%,6/6/13	58,045	58,051
0.15%,6/9/13	21,000	20,996
0.17%,6/9/13	42,480	42,463
0.16%,6/11/13	46,000	46,000
0.16%,6/12/13	53,525	53,512
0.21%,6/12/13	24,350	24,350
0.11%,6/13/13	93,120	93,111
0.17%,6/13/13	39,000	39,000
0.23%,6/13/13	65,500	65,550
0.18%,6/14/13	25,000	25,003
0.18%,6/15/13	28,300	28,297
0.20%,6/15/13	28,100	28,108
0.22%,6/15/13	24,650	24,671
0.17%,6/16/13	78,000	77,997
0.18%,6/16/13	16,400	16,401
0.18%,6/18/13	45,500	45,486
0.18%,6/20/13	19,000	19,003
0.19%,6/22/13	54,500	54,501
0.22%,6/22/13	59,400	59,411
0.16%,6/23/13	41,500	41,496
0.16%,6/25/13	44,500	44,488
0.13%,6/26/13	83,000	82,979
0.15%,6/26/13	55,500	55,495
0.17%,6/26/13	104,700	104,725

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 66.1% (1) – continued

Federal Farm Credit Bank – 20.3% – continued
0.25%,6/26/13	$40,000	$40,002
0.16%,6/27/13	11,050	11,049
0.20%,6/27/13	50,630	50,643
0.18%,6/28/13	23,500	23,498
0.14%,6/29/13	19,350	19,350
		3,863,029

Federal Home Loan Bank – 44.2%

FHLB Bonds,
0.23%,6/7/13	28,200	28,201
0.35%,6/10/13	42,400	42,403
0.23%,6/12/13	71,100	71,104
0.15%,6/14/13	132,500	132,503
0.18%,6/17/13	97,000	96,999
0.23%,6/18/13	71,100	71,106
0.17%,6/20/13	42,300	42,299
0.25%,6/20/13	103,500	103,511
0.17%,6/21/13	13,500	13,500
0.42%,6/21/13	82,200	82,216
1.88%,6/21/13	27,680	27,707
0.25%,7/2/13	50,000	50,005
0.11%,7/17/13	356,700	356,691
0.12%,8/13/13	22,500	22,499
0.18%,8/20/13	35,000	34,999
0.14%,9/5/13	240,000	239,993
0.26%,9/9/13	54,145	54,161
0.28%,9/12/13	37,500	37,513
0.13%,9/18/13	83,200	83,194
0.13%,9/19/13	21,500	21,494
0.12%,10/1/13	86,000	85,993
0.12%,10/3/13	225,000	224,988
0.13%,10/9/13	37,500	37,501
0.12%,10/11/13	42,000	41,995
0.10%,11/1/13	86,000	85,994
0.10%,11/8/13	22,200	22,199
0.10%,11/12/13	50,000	49,996
0.10%,11/13/13	155,500	155,488
0.14%,11/19/13	80,000	79,992
0.28%,11/21/13	10,500	10,502
0.18%,1/7/14	86,500	86,490
0.20%,6/12/14	88,000	88,000

FHLB Discount Notes,
0.03%,6/7/13	15,230	15,230
0.14%,6/7/13	62,500	62,498
0.16%,6/7/13	50,000	49,999

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 66.1% (1) – continued

Federal Home Loan Bank – 44.2% – continued
0.20%,6/7/13	$20,500	$20,500
0.07%,6/10/13	25,000	24,999
0.20%,6/10/13	17,500	17,499
0.04%,6/14/13	439,000	438,992
0.15%,6/14/13	60,000	59,999
0.04%,6/19/13	249,500	249,491
0.10%,6/19/13	42,500	42,498
0.13%,6/19/13	84,000	83,997
0.16%,6/19/13	22,000	21,999
0.10%,6/21/13	40,000	39,997
0.15%,6/21/13	53,100	53,096
0.22%,6/28/13	42,700	42,693
0.11%,7/2/13	62,500	62,494
0.09%,7/3/13	304,000	303,977
0.08%,7/12/13	150,000	149,986
0.11%,7/16/13	100,000	99,997
0.08%,7/17/13	503,000	502,940
0.11%,7/17/13	38,000	37,995
0.13%,7/17/13	180,000	179,978
0.08%,7/19/13	191,500	191,481
0.20%,7/24/13	9,000	8,997
0.08%,7/26/13	148,500	148,483
0.06%,7/31/13	355,400	355,364
0.13%,8/7/13	21,000	20,995
0.08%,8/9/13	35,000	34,993
0.09%,8/9/13	90,000	89,981
0.13%,8/9/13	184,500	184,461
0.07%,8/14/13	98,500	98,486
0.13%,8/16/13	85,515	85,492
0.14%,9/6/13	83,500	83,469
0.14%,9/11/13	163,500	163,436
0.19%,9/12/13	22,500	22,488
0.14%,9/13/13	75,000	74,970
0.13%,9/18/13	172,500	172,431
0.14%,9/18/13	94,500	94,462
0.13%,10/2/13	125,000	124,946
0.12%,10/4/13	78,000	77,967
0.13%,10/15/13	84,000	83,959
0.13%,10/21/13	32,991	32,974
0.16%,1/2/14	45,000	44,957
0.10%,1/21/14	40,000	39,974
0.16%,3/10/14	22,000	21,972
0.14%,4/24/14	3,000	2,996

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 66.1% (1) – continued

Federal Home Loan Bank – 44.2% – continued

FHLB FRN,
0.10%,6/1/13	$115,000	$114,994
0.13%,6/1/13	90,000	89,999
0.14%,6/1/13	125,000	125,000
0.15%,6/1/13	50,000	49,994
0.16%,6/1/13	80,000	79,985
0.17%,6/1/13	60,000	59,994
0.18%,6/1/13	60,000	59,997
0.23%,6/1/13	76,100	76,098
0.17%,6/3/13	5,000	4,999
0.15%,6/4/13	128,000	128,001
0.17%,6/6/13	55,000	55,000
0.17%,6/17/13	25,000	25,003
0.15%,6/25/13	25,200	25,200
0.12%,7/16/13	86,000	85,994
0.06%,8/14/13	40,000	40,000
		8,422,082

Tennessee Valley Authority – 1.6%

TVA Discount Notes,
0.09%,7/18/13	215,000	214,977
0.08%,7/25/13	90,000	89,989
		304,966
Total U.S. Government Agencies
(Cost $12,590,077)		12,590,077

U.S. GOVERNMENT OBLIGATIONS – 11.2%

U.S. Treasury Bills – 5.1%
0.04%,6/20/13	213,000	212,996
0.11%,7/11/13	25,500	25,497
0.12%,8/15/13	195,500	195,452
0.20%,8/22/13	47,000	46,979
0.14%,8/29/13	81,500	81,472
0.14%,9/5/13	82,000	81,969
0.11%,10/3/13	133,500	133,449
0.08%,11/21/13	200,000	199,922
		977,736

U.S. Treasury Notes – 6.1%
1.00%,7/15/13	361,000	361,364
0.38%,7/31/13	25,000	25,008
3.38%,7/31/13	175,000	175,938
0.50%,10/15/13	23,500	23,526
2.75%,10/31/13	37,500	37,898

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 11.2% – continued

U.S. Treasury Notes – 6.1% – continued
1.00%, 1/15/14	$42,000	$42,211
1.75%, 1/31/14	122,500	123,825
4.00%, 2/15/14	12,000	12,329
0.25%, 2/28/14	133,500	133,625
1.88%, 2/28/14	214,500	217,305
		1,153,029
Total U.S. Government Obligations
(Cost $2,130,765)		2,130,765

Investments, at Amortized Cost
(Cost $14,720,842)		14,720,842

REPURCHASE AGREEMENTS – 23.1% (2)

Repurchase Agreements – 23.1%

Bank of America N.A., dated 5/31/13, repurchase price $1,525,011 0.09%, 6/3/13	1,525,000	1,525,000

Barclays Capital, Inc., dated 5/31/13, repurchase price $200,001 0.06%, 6/3/13	200,000	200,000

Barclays Capital, Inc., dated 5/31/13, repurchase price $550,002 0.05%, 6/3/13	550,000	550,000

Citigroup Global Markets, Inc., dated 5/31/13, repurchase price $650,004 0.08%, 6/3/13	650,000	650,000

Citigroup Global Markets, Inc., dated 5/31/13, repurchase price $700,005 0.09%, 6/3/13	700,000	700,000

Credit Suisse Securities, dated 5/31/13, repurchase price $118,905 0.07%, 6/3/13	118,904	118,904

RBS Securities, Inc., dated 5/31/13, repurchase price $650,003 0.06%, 6/3/13	650,000	650,000
		4,393,904
Total Repurchase Agreements
(Cost $4,393,904)		4,393,904

Total Investments – 100.4%
(Cost $19,114,746) (3)		19,114,746

Liabilities less Other Assets – (0.4)%		(82,195)
NET ASSETS – 100.0%		$19,032,551

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$99,715	2.22% – 5.96%	7/1/25 – 2/1/42
FNMA	$173,730	1.85% – 5.74%	9/1/15 – 9/1/44
GNMA	$2,018,305	2.23% – 7.00%	4/15/23 – 6/15/48
U.S. Treasury Bills	$61,821	0.13%	5/29/14
U.S. Treasury Bonds	$117,572	2.15% – 7.88%	2/15/21 – 2/15/43
U.S. Treasury Notes	$2,021,661	0.13% – 3.13%	7/15/13 – 7/15/22
U.S. Treasury Strips	$11,405	2.32%	11/15/26
Total	$4,504,209

(3)	The cost for federal income tax purposes was $19,114,746.

Percentages shown are based on Net Assets.

At May 31, 2013, the maturity analysis for the U.S. Government Select Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	30.3%
2 – 15 Days	12.0
16 – 30 Days	11.4
31 – 60 Days	16.3
61 – 97 Days	10.6
98 – 180 Days	14.5
181 – 270 Days	2.3
271 – 366 Days	2.1
367 – 397 Days	0.5

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2013:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Portfolio	$–	$19,114,746	(1)	$–	$19,114,746

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8%

Alabama – 0.6%

Taylor-Ryan Improvement District No. 2 VRDB, Series A, Alabama Special Assessment, (Wells Fargo Bank N.A. LOC), 0.13%, 6/10/13	$11,300	$11,300

West Jefferson IDB PCR Refunding Bonds, Series C, Alabama Power Co. Project, 0.12%, 6/10/13	16,000	16,000
		27,300

Arizona – 0.9%

Apache County Arizona IDA IDR Tucson Electric Power, Series 83A, (U.S. Bank N.A. LOC), 0.14%, 6/10/13	5,000	5,000

Arizona State University Board Regents COPS, (Wells Fargo & Co. Gtd.), 0.15%, 6/10/13 (1)(2)	16,965	16,965

BB&T Municipal Trust Revenue VRDB, Series 2003, Floaters, (Branch Banking & Trust Co. LOC), 0.10%, 6/10/13 (2)	9,995	9,995

Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects, (FNMA LOC), 0.12%, 6/10/13	6,830	6,830
		38,790

Arkansas – 0.3%

Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Series A, Northwest Arkansas Community, (FHLB of Dallas LOC), 0.12%, 6/10/13	7,030	7,030

Benton County Public Facilities Board Multifamily Housing Revenue Refunding VRDB, Bentonville Apartments, Series A, (FHLMC LOC), 0.15%, 6/10/13	6,900	6,900
		13,930

California – 6.7%

California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H, (Wells Fargo Bank N.A. LOC), 0.12%, 6/10/13	1,900	1,900

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

California – 6.7% continued

California Infrastructure & Economic Development Bank Refunding Revenue VRDB, Series C, Pacific Gas & Electric, (Sumitomo Mitsui Banking Corp. LOC), 0.06%, 6/3/13	$7,700	$7,700

California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Athens Services Project, (Wells Fargo Bank N.A. LOC), 0.14%, 6/10/13	12,500	12,500

California School Cash Reserve Program Authority Revenue Notes, Series AA, 2.00%, 10/1/13	15,000	15,088

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, David Avenue Apartments, Series WW, (FHLMC LOC), 0.15%, 6/10/13	5,300	5,300

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments, (FHLB of San Francisco LOC), 0.13%, 6/10/13	8,000	8,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series D, Lincoln Walk Apartment Project, (PNC Bank N.A. LOC), 0.14%, 6/10/13	8,950	8,950

California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.10%, 6/10/13	3,300	3,300

California Statewide Communities Development Authority Revenue VRDB, Kaiser Permanente, Series A, 0.11%, 6/10/13	5,000	5,000

City & County of San Francisco California Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A, (FHLMC LOC), 0.10%, 6/10/13	2,900	2,900

City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A, (FNMA LOC), 0.13%, 6/10/13	1,715	1,715

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

California – 6.7% – continued

City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Trust Co. N.A. LOC), 0.13%, 6/10/13	$6,495	$6,495

Daly City California Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Series A, Serramonte Del Ray, (FNMA LOC), 0.13%, 6/10/13	8,730	8,730

Deutsche Bank Spears/Lifers Trust Spears Revenue Bonds, Series DB-484, (Deutsche Bank A.G. Gtd.), 0.13%, 6/10/13 (2)	20,815	20,815

Livermore California COPS VRDB, Capital Projects, (U.S. Bank N.A. LOC), 0.11%, 6/10/13	9,575	9,575

Los Angeles County Schools Pooled Financing Program TRANS, Series C-7, 2.00%, 12/31/13	5,000	5,047

Los Angeles County Schools Pooled Financing Program TRANS, Series C-8, 2.00%, 1/31/14	26,000	26,283

Los Angeles, California Department of Water & Power Revenue VRDB, Power Systems, Series A-2, 0.10%, 6/10/13	26,400	26,400

Los Angeles, California Department of Water & Power Revenue VRDB, Power Systems, Series A-8, 0.10%, 6/10/13	25,970	25,970

Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I, (FNMA LOC), 0.13%, 6/10/13	6,100	6,100

Pasadena Community Development Commission Multifamily Revenue Refunding VRDB, Holly Street Apartments, Series A, (FNMA LOC), 0.16%, 6/10/13	33,315	33,315

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

California – 6.7% – continued

Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series A, Bent Tree Apartments, (FNMA LOC), 0.13%, 6/10/13	$6,720	$6,720

Sacramento County California Multifamily Housing Revenue VRDB, Series B, River Pointe Apartments, (FNMA LOC), 0.13%, 6/10/13	3,000	3,000

Sacramento County Sanitation Districts Financing Authority Revenue Refunding VRDB, Sub Lien, Series E, (JPMorgan Chase Bank N.A. LOC), 0.11%, 6/10/13	18,250	18,250

San Diego County California Regional Transportation Commission Sales Tax Revenue VRDB, 0.11%, 6/10/13	8,400	8,400

Sunnyvale COPS Refunding VRDB, Government Center Site, Series A, (Union Bank N.A. LOC), 0.12%, 6/10/13	11,475	11,475
		288,928

Colorado – 4.7%

Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run, (FHLMC LOC), 0.11%, 6/10/13	400	400

Castle Pines North Finance Corp. Colorado COPS VRDB, Series F, (Wells Fargo Bank N.A. LOC), 0.20%, 6/10/13	7,945	7,945

City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A, 0.12%, 6/10/13	12,240	12,240

Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Mesivta Greater L.A., (Deutsche Bank A.G. LOC), 0.14%, 6/10/13	4,350	4,350

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	6,010	6,010

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Colorado – 4.7% – continued

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Linfield Christian School Project, (Wells Fargo Bank N.A. LOC), 0.13%, 6/10/13	$23,775	$23,775

Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	2,050	2,050

Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	24,000	24,000

Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor, (U.S. Bank N.A. LOC), 0.20%, 6/10/13	6,435	6,435

Colorado Housing & Finance Authority Revenue Bonds, SFM, Series B-3, 0.12%, 6/10/13	7,750	7,750

Colorado Housing & Finance Authority Revenue Bonds, SFM, Series C-3 (AMT), 0.13%, 6/10/13	16,800	16,800

Colorado Multifamily Housing & Finance Authority Revenue Bonds, Series A2, Class I (AMT), 0.14%, 6/10/13	6,000	6,000

Colorado Springs Utilities Revenue Refunding VRDB, 0.11%, 6/10/13	8,700	8,700

Colorado Springs Utilities System Revenue VRDB, Sub Lien Improvement, Series A, 0.12%, 6/10/13	9,835	9,835

Colorado State Housing Finance Authority SFM Revenue VRDB, (AMT), 0.14%, 6/10/13	33,365	33,365

Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, Series DB-467, (Deutsche Bank A.G. Gtd.), 0.19%, 6/10/13 (2)	18,135	18,135

RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Series C-11, in Colorado, (Royal Bank of Canada LOC), 0.19%, 6/10/13	17,580	17,580
		205,370

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Connecticut – 0.1%

Connecticut State Development Authority Revenue Refunding VRDB, Bradley Airport Hotel Project, (TD Bank N.A. LOC), 0.12%, 6/10/13	$4,100	$4,100

Connecticut State Health & Educational Facility Authority Revenue VRDB, Yale New Haven Hospital, Series S, (Wells Fargo Bank N.A. LOC), 0.11%, 6/10/13	1,000	1,000
		5,100

Delaware – 0.0%

Delaware State EDA Revenue VRDB, Peninsula United, Series A, (PNC Bank N.A. LOC), 0.10%, 6/3/13	65	65

District of Columbia – 1.1%

District of Columbia G.O., ROCS-RR-II-R- 11180WF, (Wells Fargo & Co. Gtd.), 0.14%, 6/10/13 (2)	16,435	16,435

District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.14%, 6/10/13	4,700	4,700

District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy, (Manufacturers & Traders Trust Co. LOC), 0.17%, 6/10/13	8,680	8,680

District of Columbia Revenue VRDB, Series 2008, Kipp, (Manufacturers & Traders Trust Co. LOC), 0.13%, 6/10/13	18,100	18,100
		47,915

Florida – 7.7%

Brevard County Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	1,795	1,795

Broward County Florida Educational Facilities Authority Revenue VRDB, City College Project, (Citibank N.A. LOC), 0.13%, 6/10/13	9,595	9,595

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Florida – 7.7% – continued

Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation, (FNMA LOC), 0.12%, 6/10/13	$26,270	$26,270

Citizens Property Insurance Corp. Florida Revenue Notes, Senior Secured, Series A-2, 2.50%, 6/3/13	35,000	35,000

County of Palm Beach Florida Revenue Refunding VRDB, Pine Crest Preparatory, Series B, (TD Bank N.A. LOC), 0.10%, 6/10/13	5,115	5,115

Deutsche Bank Spears/Lifers Trust Adjustable Revenue Bonds, Series DBE 1156, (Deutsche Bank A.G. Gtd.), 0.17%, 6/10/13 (2)	13,740	13,740

Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, Series DB-478, (Deutsche Bank A.G. Gtd.), 0.17%, 6/10/13 (2)	59,490	59,490

Deutsche Bank Spears/Lifers Trust Revenue Bonds, Goldman Sachs, Series DBE-492 (Deutsche Bank A.G. Gtd.), 0.13%, 6/10/13 (2)	9,378	9,378

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Adjustable Revenue Bonds, Series DB-459, (Deutsche Bank A.G. Gtd.), 0.19%, 6/10/13 (2)	16,000	16,000

Florida Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments, (FHLB of San Francisco LOC), 0.12%, 6/10/13	6,955	6,955

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Lee Vista Apartments, (FHLMC LOC), 0.12%, 6/10/13	16,210	16,210

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Mortgage, Maitland Apartments, (FHLMC LOC), 0.12%, 6/10/13	17,975	17,975

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Florida – 7.7% – continued

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Mortgage Monterey Lake, (FHLMC LOC), 0.11%, 6/10/13	$7,325	$7,325

Florida State Board Education Public G.O. Bonds Eagle-720050054-Class A, 0.12%, 6/10/13 (2)	10,000	10,000

Lee County Florida HFA Multifamily Housing Revenue Refunding Bonds VRDB, Series 1995-A, Forestwood Apartments Project, (FNMA LOC), 0.13%, 6/10/13	11,485	11,485

Martin County Florida Health Facilities Authority Hospital Revenue Refunding VRDB, Martin Memorial Medical Center, 0.13%, 6/10/13	12,950	12,950

Martin County Health Facilities Authority Revenue Refunding VRDB, Martin Memorial Medical Center, Series A, (PNC Bank N.A. LOC), 0.13%, 6/10/13	9,790	9,790

Miami-Dade County Florida Special Obligation Revenue VRDB, Series B, Juvenile Courthouse, (TD Bank N.A. LOC), 0.11%, 6/10/13	10,000	10,000

Orange County Multifamily Housing Finance Authority Revenue VRDB, Marbella Cove, Series B, (FHLB of San Francisco LOC), 0.20%, 6/10/13	4,185	4,185

Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series B, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	45,000	45,000

Volusia County Florida HFA Multifamily Housing Revenue Refunding VRDB, Series 2002, Anatole Apartments, (FNMA LOC), 0.12%, 6/10/13	5,045	5,045

Volusia County Florida IDA Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	300	300
		333,603

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Georgia – 1.9%

Bacon Georgia IDA Revenue Bonds, D L Lee & Sons, Inc. Project, (Branch Banking & Trust Co. LOC), 0.22%, 6/10/13	$5,570	$5,570

BB&T Municipal Trust Revenue VRDB, Floaters Series 2024, (Branch Banking & Trust Co. LOC), 0.14%, 6/10/13 (2)	10,265	10,265

Cobb County Georgia Development Authority Revenue VRDB, Series 2009, North Cobb Christian School, (Branch Banking & Trust Co. LOC), 0.15%, 6/10/13	11,770	11,770

Cobb County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association, (FHLMC LOC), 0.12%, 6/10/13	5,390	5,390

DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.12%, 6/10/13	11,700	11,700

DeKalb County Multifamily Housing Authority Revenue VRDB, Crow Wood Arbor Association, (FHLMC Insured), 0.12%, 6/10/13	7,130	7,130

Georgia Municipal Gas Authority Refunding Revenue Bonds, Gas Portfolio, Series R, 2.00%, 10/1/13	9,700	9,755

Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project, (FNMA Escrowed), 0.13%, 6/10/13	7,400	7,400

Marietta Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Wood Glen, (FHLMC LOC), 0.12%, 6/10/13	6,665	6,665

Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Series 1994, Housing Wood Crossing Project, (FHLMC LOC), 0.12%, 6/10/13	5,750	5,750
		81,395

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Hawaii – 0.2%

Eclipse Funding Trust G.O. VRDB, Solar Eclipse, Honolulu, (U.S. Bank N.A. LOC), 0.12%, 6/10/13 (2)	$4,185	$4,185

Hawaii State Housing Finance & Development Corp. Multifamily Revenue VRDB, Series 2008, Housing Lokahi Kau, (FHLMC LOC), 0.12%, 6/10/13	3,075	3,075
		7,260

Idaho – 0.2%

Idaho Housing & Finance Association Nonprofit Facilities Revenue VRDB, Series 2008, College of Idaho Project, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	10,365	10,365

Illinois – 7.2%

Aurora Illinois Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project, (BMO Harris Bank N.A. LOC), 0.15%, 6/10/13	3,210	3,210

Bridgeview Illinois G.O. Refunding VRDB, Series C, (BMO Harris Bank N.A. LOC), 0.14%, 6/10/13	17,500	17,500

Chicago Illinois Board of Education G.O. VRDB, Series B, (Wells Fargo Bank N.A. LOC), 0.12%, 6/10/13	8,400	8,400

Chicago Illinois O’Hare International Airport Revenue VRDB Spears, Series DBE 1056X, (Deutsche Bank A.G. Gtd.), 0.17%, 6/10/13 (2)	10,000	10,000

Chicago Illinois State Multifamily Housing Development Finance Authority Revenue VRDB, West Chicago Senior Apartments, (Citibank N.A. LOC), 0.16%, 6/10/13	6,700	6,700

City of Chicago G.O. VRDB, Project, Series B-1, 0.09%, 6/3/13	18,025	18,025

City of Chicago Illinois, G.O. VRDB, Neighborhoods Alive 21, Series B-4, (Bank of New York Trust Co. N.A. LOC), 0.07%, 6/3/13	5,000	5,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Illinois – 7.2% – continued

Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue VRDB, Series DB-476, (Deutsche Bank A.G. Gtd.), 0.13%, 6/10/13 (2)	$12,660	$12,660

DuPage County Illinois Educational Facilities Revenue VRDB, Series A, Benedictine University, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	6,391	6,391

Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project, (Comerica Bank LOC), 0.13%, 6/10/13	7,985	7,985

Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B, 0.08%, 6/3/13	7,095	7,095

Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project, (BMO Harris Bank N.A. LOC), 0.13%, 6/10/13	6,285	6,285

Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services, (BMO Harris Bank N.A. LOC), 0.15%, 6/10/13	1,360	1,360

Illinois Educational Facilities Authority Revenue VRDB, Series 2003-B, Augustana College, (BMO Harris Bank N.A. LOC), 0.12%, 6/10/13	6,090	6,090

Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago, 0.23%, 3/13/14	10,000	10,000

Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (PNC Bank N.A. LOC), 0.13%, 6/10/13	7,500	7,500

Illinois Finance Authority Development Revenue VRDB, John Hofmeister & Son, (BMO Harris Bank N.A. LOC), 0.23%, 6/10/13	3,000	3,000

Illinois Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project, (FHLMC LOC), 0.14%, 6/10/13	4,900	4,900

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Illinois – 7.2% – continued

Illinois Finance Authority Revenue Bonds, Loyola Academy, (JPMorgan Chase Bank N.A. LOC), 0.14%, 6/10/13	$5,000	$5,000

Illinois Finance Authority Revenue Bonds, Series 2008, Chicago Horticultural Project, (JPMorgan Chase Bank N.A. LOC), 0.14%, 6/10/13	9,000	9,000

Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.14%, 6/10/13	17,475	17,475

Illinois Finance Authority Revenue VRDB, Literature Research Institute, (JPMorgan Chase Bank N.A. LOC), 0.23%, 6/10/13	5,715	5,715

Illinois Finance Authority Revenue VRDB, Resurrection Health, Series C, (Barclays Bank PLC LOC), 0.13%, 6/10/13	25,000	25,000

Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society, (BMO Harris Bank N.A. LOC), 0.13%, 6/10/13	8,860	8,860

Illinois Finance Authority Revenue VRDB, Series 2009-C, OSF Healthcare System, (Wells Fargo Bank N.A. LOC), 0.14%, 6/10/13	5,000	5,000

Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (BMO Harris Bank N.A. LOC), 0.13%, 6/10/13	2,220	2,220

Illinois Municipal Electric Agency Power Supply Revenue Bonds, ROCS RR-II-R-11185WF, (Wells Fargo & Co. Insured), 0.15%, 6/10/13 (2)	16,105	16,105

Illinois State Development Finance Authority Revenue VRDB, Housing, Butterfield Creek, (Bank of America N.A. LOC), 0.15%, 6/10/13	6,695	6,695

Illinois State Finance Authority Adjustable Revenue Bonds, Northwestern University, Subseries A, 0.37%, 3/3/14	600	601

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Illinois – 7.2% – continued

Illinois State Finance Authority Multifamily Housing Revenue VRDB, Autumn Ridge Apartments, Series A, (FHLMC LOC), 0.12%, 6/10/13	$4,845	$4,845

Illinois State Finance Authority Revenue VRDB, WBEZ Alliance, Inc. Project, (BMO Harris Bank N.A. LOC), 0.12%, 6/10/13	22,000	22,000

Illinois State Toll Highway Authority Revenue VRDB, Senior Priority, Series A-2A, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.12%, 6/10/13	15,000	15,000

Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D, (Wells Fargo Bank N.A. LOC), 0.12%, 6/10/13	12,500	12,500

Savanna Illinois Industrial Development Revenue VRDB, Series A, Metform Corp. Project, (JPMorgan Chase Bank N.A. LOC), 0.17%, 6/10/13	1,200	1,200

Southwestern Illinois Development Authority Revenue VRDB, Arizon Co., Inc. Project, (FHLB of Des Moines LOC), 0.16%, 6/10/13	2,000	2,000

University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems, 0.12%, 6/10/13	11,380	11,380
		312,697

Indiana – 3.4%

Elkhart County Indiana Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments, (FHLB of Indianapolis LOC), 0.12%, 6/10/13	8,000	8,000

Indiana Finance Authority Industrial Revenue Development Revenue Bonds, Midwest Fertilizer Corp. Project, (U.S. Treasury Escrowed), 0.20%, 7/1/13	80,000	80,000

Indiana Health Facility Financing Authority Revenue VRDB, Series E-6, Ascension Health, 0.11%, 6/10/13	12,280	12,280

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Indiana – 3.4% – continued

Indiana State Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Men’s Christian Association, (Wells Fargo Bank N.A. LOC), 0.23%, 6/10/13	$2,400	$2,400

Indiana State Finance Authority Revenue VRDB, Educational Facilities, Depauw University Project, (PNC Bank N.A. LOC), 0.13%, 6/10/13	8,130	8,130

Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Howard Regional Health System Project, Series B, (BMO Harris Bank N.A. LOC), 0.08%, 6/3/13	10,145	10,145

Lawrenceburg Indiana PCR Refunding Bonds, Series 2008-H, Indiana Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.12%, 6/10/13	6,000	6,000

Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.10%, 6/10/13	10,000	10,000

RBC Municipal Products, Inc. Revenue Bonds, Series E-23, (Royal Bank of Canada LOC), 0.12%, 6/10/13 (2)	8,500	8,500
		145,455

Iowa – 0.8%

Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	6,100	6,100

Iowa Finance Authority Retirement Community Revenue VRDB, Series 2003-B, Wesley Retirement Services, (Wells Fargo Bank N.A. LOC), 0.13%, 6/10/13	6,500	6,500

Iowa State Finance Authority Midwestern Disaster Area Revenue VRDB, Archer Daniels Midland, 0.18%, 6/10/13	23,900	23,900
		36,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Kansas – 1.3%

Kansas State Department of Transportation Highway Revenue Refunding VRDB, Series B-1, 0.10%, 6/10/13	$5,265	$5,265

Kansas State Development Finance Authority Multifamily Housing Revenue VRDB, Series B, Boulevard Apartments, (Wells Fargo Bank N.A. LOC), 0.15%, 6/10/13	23,000	23,000

Kansas State Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project, (FHLMC LOC), 0.12%, 6/10/13	16,000	16,000

Olathe Kansas Multifamily Housing Refunding VRDB, Jefferson Place Apartments Project, (FHLMC LOC), 0.12%, 6/10/13	7,780	7,780

Olathe Kansas Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project, (FHLMC LOC), 0.18%, 6/10/13	2,485	2,485
		54,530

Kentucky – 1.8%

Boone County Kentucky Revenue Refunding VRDB, Duke Energy, (Sumitomo Mitsui Banking Corp. LOC), 0.11%, 6/10/13	5,500	5,500

County of Hardin Kentucky Industrial Building Revenue Refunding Bonds, Refunding and Improvement, St. James Group, (FHLB LOC), 0.11%, 6/10/13	8,380	8,380

Fort Mitchell League of Cities Funding VRDB, Series 2002-A, Trust Lease Program, (U.S. Bank N.A. LOC), 0.13%, 6/10/13	5,600	5,600

Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp., (Branch Banking & Trust Co. LOC), 0.13%, 6/10/13	17,200	17,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Kentucky – 1.8% – continued

Kentucky Higher Education Student Loan Corp. Revenue VRDB, Series A-1, (State Street Bank & Trust Co. LOC), 0.13%, 6/10/13	$22,000	$22,000

Kentucky State Housing Corp. Conduit Multifamily Mortgage Revenue VRDB, Series A, Overlook Terraces Apartments, (FNMA LOC), 0.13%, 6/10/13	10,000	10,000

Morehead League of Cities Funding Trust Lease Program Revenue VRDB, Series 2004-A, (U.S. Bank N.A. LOC), 0.13%, 6/10/13	7,118	7,118

Williamstown Kentucky League of Cities Funding Trust Lease Revenue VRDB, Series 2009-B, (U.S. Bank N.A. LOC), 0.13%, 6/10/13	3,495	3,495
		79,293

Louisiana – 2.2%

Ascension Parish Louisiana IDB, Inc. Revenue VRDB, IMTT-Geismar, (FHLB of Atlanta LOC), 0.13%, 6/10/13	17,000	17,000

East Baton Rouge Parish IDB, Inc. Revenue VRDB, Georgia-Pacific Corp. Project, (U.S. Bank N.A. LOC), 0.13%, 6/10/13	3,550	3,550

Eclipse Funding Trust Adjustable Revenue Bonds, Series 2007-0059, Solar Eclipse, (U.S. Bank N.A. LOC), 0.10%, 6/3/13 (2)	2,100	2,100

Louisiana Local Government Environmental Facilities & Community Authority Revenue VRDB, Series B, Nicholls State University, (FHLB of Atlanta LOC), 0.29%, 6/10/13	12,380	12,380

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue VRDB, Series A, Go To The Show, (FHLB of Dallas LOC), 0.11%, 6/10/13	5,305	5,305

Louisiana Local Government Environmental Facilities & Community VRDB, Series B, (FHLB of Dallas LOC), 0.11%, 6/10/13	10,635	10,635

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Louisiana – 2.2% – continued

Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project, (FHLMC LOC), 0.11%, 6/10/13	$8,000	$8,000

Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily, (FNMA LOC), 0.15%, 6/10/13	8,900	8,900

Louisiana State Public Facilities Authority Revenue VRDB, Tiger Athletic, (FHLB of Atlanta LOC), 0.12%, 6/10/13	17,000	17,000

Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB, (FHLB of Dallas LOC), 0.12%, 6/10/13	8,800	8,800
		93,670

Maryland – 2.4%

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Mercey Ridge, (Manufacturers & Traders Trust Co. LOC), 0.12%, 6/10/13	6,270	6,270

Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F, (PNC Bank N.A. LOC), 0.12%, 6/10/13	31,960	31,960

Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series G, Multifamily Housing, Kirkwood, (FHLMC LOC), 0.11%, 6/10/13	8,000	8,000

Maryland State Industrial Development Financing Authority Economic Development Revenue VRDB, Foodswing Project, (Bank of Montreal LOC), 0.19%, 6/10/13	7,300	7,300

Maryland State Transportation Authority Passenger Facility Charge Revenue VRDB, Series C (AMT), Qualified Airport, (Wells Fargo Bank N.A. LOC), 0.14%, 6/10/13	20,400	20,400

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Maryland – 2.4% – continued

Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project, (Manufacturers & Traders Trust Co. LOC), 0.14%, 6/10/13	$30,665	$30,665
		104,595

Massachusetts – 2.0%

Deutsche Bank Spears/Lifers Trust VRDB, Series DB-658, Goldman Sachs Spears, (Assured Guaranty Corp. Insured), 0.13%, 6/10/13 (2)	16,329	16,329

Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDB, Contract Assistance, Series A7, (Commonwealth of Massachusetts Gtd.), 0.13%, 6/10/13	23,000	23,000

Massachusetts Development Finance Agency Revenue VRDB, Briarwood Retirement, (Manufacturers & Traders Trust Co. LOC), 0.12%, 6/10/13	2,165	2,165

Massachusetts Development Finance Agency Revenue VRDB, New England Deaconess, Series A, (RBS Citizens N.A. LOC), 0.14%, 6/10/13	3,900	3,900

Massachusetts State Development Finance Agency Multifamily Housing Revenue Refunding VRDB, Kensington Project, (FNMA LOC), 0.15%, 6/10/13	14,450	14,450

Massachusetts State Development Finance Agency Revenue VRDB, Northfield Mount Hermon, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	4,700	4,700

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School, 0.12%, 6/10/13	10,000	10,000

Massachusetts State Development Finance Agency Revenue VRDB, Series A, Groton School, 0.12%, 6/10/13	10,000	10,000
		84,544

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Michigan – 2.4%

Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	$1,085	$1,085

Ann Arbor Michigan Economic Development Corp. Revenue VRDB, Series A, Glacier Hills, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	4,650	4,650

Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Limited Obligation, Hope College Project, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	7,100	7,100

Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project, (Comerica Bank LOC), 0.17%, 6/10/13	4,655	4,655

Michigan State Hospital Finance Authority Revenue VRDB, Series 2004-B, Holland Community Hospital, (JPMorgan Chase Bank N.A. LOC), 0.12%, 6/10/13	6,990	6,990

Michigan State Housing Development Authority Multifamily Housing Revenue VRDB, Limited Obligation, Series A, Arbors, (FHLB of Indianapolis LOC), 0.14%, 6/10/13	8,695	8,695

Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co., (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	10,000	10,000

Michigan State Strategic Fund Limited Obligation Revenue VRDB, Kroger Co. Recovery Zone, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.12%, 6/10/13	9,500	9,500

Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2003, YMCA Metropolitan Detroit Project, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	2,265	2,265

Michigan State University Revenue VRDB, 0.13%, 6/10/13	5,000	5,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Michigan – 2.4% – continued

Oakland County Michigan Economic Development Corp. Revenue VRDB, Marian High School, Inc. Project, (Comerica Bank LOC), 0.13%, 6/10/13	$6,885	$6,885

RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series L-34, (Royal Bank of Canada LOC), 0.17%, 6/10/13 (2)	36,545	36,545
		103,370

Minnesota – 1.7%

Coon Rapids Minnesota IDR VRDB, Kurt Manufacturing Project, (U.S. Bank N.A. LOC), 0.14%, 6/10/13	5,000	5,000

Minnesota Office of Higher Education Revenue VRDB, Series B, Supplemental Student, (State Street Bank & Trust Co. LOC), 0.12%, 6/10/13	17,000	17,000

Minnesota School District Capital Equipment Borrowing Program COPS, Tax & Aid Anticipation, 2.00%, 9/10/13	25,000	25,122

Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing, (FHLMC LOC), 0.13%, 6/10/13	6,860	6,860

Owatonna Minnesota Housing Revenue Refunding VRDB, Series 2003-A, Second Century, (FHLB of Des Moines LOC), 0.15%, 6/10/13	2,915	2,915

Rochester Minnesota G.O. VRDB, Series 2007-B, Waste Water, 0.12%, 6/10/13	6,100	6,100

Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project, (FHLMC LOC), 0.13%, 6/10/13	5,925	5,925

St. Paul Minnesota Port Authority District Heating Revenue Refunding VRDB, (U.S. Bank N.A. LOC), 0.13%, 6/10/13	4,310	4,310
		73,232

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Mississippi – 0.4%

Mississippi Business Finance Corp. Revenue Refunding VRDB, Jackson Heart Realty, (FHLB of Dallas LOC), 0.13%, 6/10/13	$5,075	$5,075

Mississippi Business Finance Corp. Revenue VRDB, Series A, CPX Gulfport OPAG LLC, (Wells Fargo Bank N.A. LOC), 0.13%, 6/10/13	12,935	12,935
		18,010

Missouri – 2.0%

Bi-State Development Agency MissouriIllinois Metropolitan District Revenue Refunding VRDB, Series A, Sub-Metrolink Crossing, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	18,750	18,750

Independence Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, The Mansions Project, (FHLMC LOC), 0.12%, 6/10/13	14,240	14,240

Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, Willow Creek Level Apartments, (FNMA LOC), 0.13%, 6/10/13	7,195	7,195

Missouri State Health & Educational Facilities Authority Revenue VRDB, Drury University, (PNC Bank N.A. LOC), 0.11%, 6/3/13	10,000	10,000

Missouri State Health & Educational Facilities Authority Revenue VRDB, BJC Health System, Series B, 0.10%, 6/10/13	10,000	10,000

Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	13,585	13,585

St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.12%, 6/10/13	4,000	4,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Missouri – 2.0% – continued

St. Charles County Missouri IDA Revenue VRDB, Series 2006, Trinity Manufacturing Project, 0.12%, 6/10/13	$7,180	$7,180
		84,950

Nebraska – 0.3%

Omaha Public Power District Municipal Interest Bearing CP, 0.17%, 6/10/13	14,000	14,000

Nevada – 0.9%

Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	13,500	13,500

Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	4,920	4,920

County of Clark Nevada Airport System Revenue VRDB, Sub Lien, Series A-2 (AMT), (State Street Bank & Trust Co. LOC), 0.13%, 6/10/13	6,000	6,000

Nevada Housing Division VRDB, Multifamily Unit Housing Revenue Project, (Wells Fargo Bank N.A. LOC), 0.27%, 6/10/13	5,170	5,170

Nevada State Housing Revenue VRDB, Vista Creek Apartments, (FHLB LOC), 0.13%, 6/10/13	11,415	11,415
		41,005

New Hampshire – 0.1%

New Hampshire Health and Education Facilities Authority Revenue VRDB, Series B, Kendal at Hanover, (RBS Citizens N.A. LOC), 0.12%, 6/10/13	5,845	5,845

New Jersey – 0.6%

BB&T Municipal Trust, Series 2047, (Branch Banking & Trust Co. LOC), 0.13%, 6/10/13 (2)	13,300	13,300

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

New Jersey – 0.6% – continued

Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, Series DB-449, (Deutsche Bank A.G. Gtd.), 0.13%, 6/10/13 (2)	$10,500	$10,500
		23,800

New Mexico – 0.2%

New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio, (FHLMC LOC), 0.12%, 6/10/13	8,000	8,000

New York – 5.6%

City of New York G.O. VRDB, Subseries L-4, (U.S. Bank N.A. LOC), 0.07%, 6/3/13	12,050	12,050

Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home, (HSBC Bank USA N.A. LOC), 0.14%, 6/10/13	2,295	2,295

Monroe Security & Safety System New York Local Development Revenue VRDB, (Manufacturers & Traders Trust Co. LOC), 0.12%, 6/10/13	100	100

Nassau New York Health Care Corp. Revenue VRDB, Nassau Health, Series B-1, (TD Bank N.A. LOC), 0.11%, 6/10/13	9,900	9,900

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Fiscal, Subseries B-3, 0.08%, 6/3/13	3,000	3,000

New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.17%, 6/10/13	2,500	2,500

New York City New York IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project, (Wells Fargo Bank N.A. LOC), 0.11%, 6/10/13	11,710	11,710

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

New York – 5.6% – continued

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, Subseries A-5, 0.08%, 6/3/13	$25,000	$25,000

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds TRANS, Subseries A-7, 0.10%, 6/10/13	1,000	1,000

New York Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center, Series A, (U.S. Treasury Escrowed), 0.23%, 6/19/14	95,000	95,000

New York Power Authority G.O., Consented, 0.17%, 9/1/13	11,000	11,000
0.17%, 9/3/13	13,000	13,000

New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, Rochester Friendly Home, (Manufacturers & Traders Trust Co. LOC), 0.12%, 6/10/13	10,000	10,000

New York State Dormitory Authority Revenues State Supported Debt VRDB, City University, Construction 5th, Series D, (TD Bank N.A. LOC), 0.10%, 6/10/13	10,900	10,900

New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center 2, (Bank of America N.A. LOC), 0.12%, 6/10/13	3,000	3,000

RBC Municipal Products, Inc. Trust New York Revenue Bonds, Floater Certificates Series E-33, 0.32%, 6/10/13 (2)	7,000	7,000

Triborough New York Bridge & Tunnel Authority Revenue VRDB, Series A-3, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	14,110	14,110

Warren & Washington Counties New York IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project, (Manufacturers & Traders Trust Co. LOC), 0.15%, 6/10/13	10,185	10,185
		241,750

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

North Carolina – 2.9%

Charlotte North Carolina Airport Revenue VRDB, Series 2010-C, Charlotte Douglas Project, (Wells Fargo Bank N.A. LOC), 0.14%, 6/10/13	$4,400	$4,400

Charlotte-Mecklenburg Hospital Authority Health Care System Revenue VRDB, Carolinas, Series E, (TD Bank N.A. LOC), 0.10%, 6/10/13	8,000	8,000

Cleveland County North Carolina Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA, (Branch Banking & Trust Co. LOC), 0.15%, 6/10/13	10,175	10,175

Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.15%, 6/10/13	10,760	10,760

Greensboro North Carolina G.O. VRDB, Street Improvement, 0.13%, 6/10/13	10,000	10,000

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project, (Branch Banking & Trust Co. LOC), 0.15%, 6/10/13	8,450	8,450

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project, (Branch Banking & Trust Co. LOC), 0.15%, 6/10/13	9,600	9,600

North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	10,170	10,170

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging, (Branch Banking & Trust Co. LOC), 0.14%, 6/10/13	1,855	1,855

North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B, 0.08%, 6/3/13	4,900	4,900

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

North Carolina – 2.9% – continued

University of North Carolina at Chapel Hill Revenue Bonds Eagle-720053014- Class A, 0.13%, 6/10/13 (2)	$18,400	$18,400

Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C, 0.15%, 6/10/13	14,000	14,000

Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series 2002-B, 0.15%, 6/10/13	13,700	13,700
		124,410

Ohio – 2.1%

Butler County Ohio Healthcare Facilities Revenue VRDB, Reform & Improvement - Lifesphere Project, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	8,645	8,645

County of Warren Ohio Health Care Facilities Improvement Revenue Refunding VRDB, Otterbein, Series A, (U.S. Bank N.A. LOC), 0.13%, 6/10/13	7,875	7,875

Franklin County Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A, (PNC Bank N.A. LOC), 0.12%, 6/10/13	1,250	1,250

Grove City Multifamily Housing Revenue VRDB, Mortgage, Regency Arms Apartments, (FNMA Insured), 0.15%, 6/10/13	9,655	9,655

Lancaster Port Authority Ohio Gas Revenue VRDB, Series 2008, 0.12%, 6/10/13	22,340	22,340

Ohio Air Quality Development Authority Revenue Refunding VRDB, Pollution, Firstenergy, Series B, (UBS A.G. LOC), 0.13%, 6/10/13	20,000	20,000

Ohio Higher Educational Facility Commission Revenue VRDB, Antioch University, (PNC Bank N.A. LOC), 0.13%, 6/10/13	10,280	10,280

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Ohio – 2.1% – continued

Richland County Ohio Health Care Facilities Revenue Refunding VRDB, Series 2004-A, Wesleyan Senior Living, (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/10/13	$1,600	$1,600

Richland County Ohio Health Care facilities Revenue Refunding VRDB, Series 2004-B, Wesleyan Project, (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/10/13	4,055	4,055

Ross County Ohio Revenue VRDB, Adena Health System, (PNC Bank N.A. LOC), 0.11%, 6/10/13	4,770	4,770
		90,470

Oregon – 1.2%

Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	15,700	15,700

Oregon Health & Science University Revenue VRDB, Series B-2, (Union Bank N.A. LOC), 0.12%, 6/10/13	4,000	4,000

Oregon Health & Science University Revenue VRDB, Series C, (U.S. Bank N.A. LOC), 0.09%, 6/3/13	4,800	4,800

Oregon State Economic Development Revenue VRDB, Series 181, Metal Slitters, (U.S. Bank N.A. LOC), 0.14%, 6/10/13	4,460	4,460

Oregon State Facilities Authority Revenue VRDB, Series B, Quatama Crossing Housing, (FNMA LOC), 0.15%, 6/10/13	8,045	8,045

Port of Portland Oregon Apartment Revenue Refunding VRDB, Series 18A, Portland International Airport, (U.S. Bank N.A. LOC), 0.15%, 6/10/13	7,240	7,240

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Oregon – 1.2% – continued

Salem Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	$6,000	$6,000
		50,245

Pennsylvania – 3.8%

Allegheny County Pennsylvania IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative, (PNC Bank N.A. LOC), 0.13%, 6/10/13	4,725	4,725

Allegheny County Pennsylvania IDA Revenue VRDB, Series B, Education Center Watson, (PNC Bank N.A. LOC), 0.13%, 6/10/13	6,000	6,000

Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	6,075	6,075

Butler County Pennsylvania IDA Revenue VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	3,835	3,835

County of Montgomery Pennsylvania Adjustable G.O. Unlimited, Series A, 0.09%, 6/3/13	25,390	25,390

Delaware County Pennsylvania Authority Revenue VRDB, Riddle Village Project, (Bank of America N.A. LOC), 0.15%, 6/10/13	10,510	10,510

Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian, (Manufacturers & Traders Trust Co. LOC), 0.14%, 6/10/13	12,460	12,460

Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (Manufacturers & Traders Trust Co. LOC), 0.17%, 6/10/13	5,995	5,995

Lower Merion School District VRDB, Series A-1, Capital Project, (U.S. Bank N.A. LOC), 0.11%, 6/10/13	5,200	5,200

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Pennsylvania – 3.8% – continued

Montgomery County IDA Revenue VRDB, Acts Retirement Life Community, (TD Bank N.A. LOC), 0.08%, 6/3/13	$13,250	$13,250

Montgomery County Redevelopment Authority Multifamily Housing Adjustable Revenue Bonds, Brookside Manor Apartments Project, Series A, (FNMA LOC), 0.12%, 6/10/13	9,170	9,170

Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood, (FHLMC LOC), 0.12%, 6/10/13	5,900	5,900

Pennsylvania State Higher Educational Facilities Authority Revenue VRDB, Association of Independent Colleges & Universities, Series B, (Manufacturers & Traders Trust Co. LOC), 0.12%, 6/10/13	6,185	6,185

Pennsylvania State Turnpike Community Turnpike Revenue Refunding VRDB, Series A-2, 0.14%, 6/10/13	5,780	5,780

Pennsylvania Turnpike Commission Revenue Bonds, Multi-Modal, Series C, (Barclays Bank PLC LOC), 0.11%, 6/10/13	8,600	8,600

Philadelphia School District G.O. Refunding VRDB, Series C, (TD Bank N.A. LOC), 0.10%, 6/10/13	7,200	7,200

RBC Municipal Products, Inc. Trust Floater Revenue VRDB Certificates, Series E-22, (Royal Bank of Canada LOC), 0.12%, 6/10/13 (2)	14,900	14,900

RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series C-14, (Royal Bank of Canada LOC), 0.12%, 6/10/13 (2)	7,800	7,800

West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley, (PNC Bank N.A. LOC), 0.13%, 6/10/13	3,200	3,200
		162,175

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

South Carolina – 0.4%

Charleston South Carolina Educational Excellence Finance Corp. Revenue Bonds, ROCS-RR-II-R-497, 0.13%, 6/10/13 (2)	$9,115	$9,115

Piedmont Municipal Power Agency South Carolina Electricity Revenue Refunding VRDB, Series B, (U.S. Bank N.A. LOC), 0.11%, 6/10/13	9,000	9,000
		18,115

South Dakota – 0.5%

South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series C, (U.S. Bank N.A. LOC), 0.11%, 6/10/13	15,000	15,000

South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series D, (U.S. Bank N.A. LOC), 0.11%, 6/10/13	3,960	3,960

South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health, (U.S. Bank N.A. LOC), 0.11%, 6/10/13	4,445	4,445
		23,405

Tennessee – 1.1%

Blount County Tennessee Public Building Authority Revenue VRDB, Series C-1-A, Local Government Public Improvement, 0.15%, 6/10/13	5,800	5,800

Blount County Tennessee Public Building Authority Revenue VRDB, Series C-3-A, Local Government Public Improvement, 0.15%, 6/10/13	7,200	7,200

Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project, (FHLB of Cincinnati LOC), 0.12%, 6/10/13	6,370	6,370

Metropolitan Government Nashville & Davidson County Tennessee IDB Multifamily Housing Refunding VRDB, Series 2004, Ridgelake Apartments Project, (FHLMC LOC), 0.12%, 6/10/13	17,029	17,029

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Tennessee – 1.1% – continued

Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue Refunding VRDB, Series 2002, Multifamily Housing Spinnaker, (FNMA LOC), 0.13%, 6/10/13	$450	$450

Metropolitan Government of Nashville & Davidson County Tennessee IDB Revenue VRDB, Series B, Multifamily Housing Arbor Crest, (FNMA LOC), 0.12%, 6/10/13	12,750	12,750
		49,599

Texas – 10.9%

Alliance Texas Airport Authority Special Facilities Revenue VRDB, Series 2088, Floaters, (Wells Fargo Bank N.A. Gtd.), 0.12%, 6/10/13 (2)	24,570	24,570

Atascosa County Texas Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative, (Natural Rural Utilities Cooperative Finance Corp. Gtd.), 0.20%, 6/10/13	9,600	9,600

Bexar County Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project, (FHLMC LOC), 0.12%, 6/10/13	3,680	3,680

Bexar County Multifamily Housing Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project, (FHLMC LOC), 0.13%, 6/10/13	3,500	3,500

Bexar County Texas Housing Finance Corp. Multifamily Housing Revenue VRDB, AAMHA LLC Project, (FNMA Insured), 0.12%, 6/10/13	5,105	5,105

Brazos County Texas Health Facilities Refunding VRDB, Series 2009, Burleson St. Joseph, (Wells Fargo Bank N.A. LOC), 0.23%, 6/10/13	7,140	7,140

Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project, 0.23%, 6/10/13	7,700	7,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Texas – 10.9% – continued

City of Garland Texas Municipal Interest Bearing CP, (Wells Fargo Bank N.A. LOC), 0.18%, 7/12/13	$15,000	$15,000

Clipper Caraval Tax-Exempt Certificate Trust Revenue Bonds, Partnership of Texas, Non AMT, Series 2009-56, 0.12%, 6/10/13 (2)	16,120	16,120

Deutsche Bank Spears/Lifers Trust Goldman Sachs G.O., Series DB-514, (Texas PSF Insured), 0.13%, 6/10/13 (2)	9,815	9,815

Dickinson Texas Independent School District, (Texas PSF Insured), 0.47%, 8/1/13	7,030	7,030

Eclipse Funding Trust G.O. VRDB, Solar Eclipse, El Paso, (U.S. Bank N.A. LOC), 0.12%, 6/10/13 (2)	10,600	10,600

Greater East Texas Higher Education Authority Revenue Bonds, Series B, Greater Texas Foundation, (State Street Bank & Trust Co. LOC), 0.14%, 6/10/13	18,000	18,000

Houston Texas Airport Systems Revenue Refunding VRDB, (Barclays Bank PLC LOC), 0.12%, 6/10/13	13,000	13,000

Kendall County Texas Health Facilities Development Corp. Health Care Revenue VRDB, Morningside Ministries, Series A, (JPMorgan Chase Bank N.A. LOC), 0.15%, 6/10/13	10,650	10,650

Lower Neches Valley Texas Authority PCR Bonds Chevron USA, Inc. Project, 0.20%, 8/15/13	19,280	19,280

Mesquite Texas Independent School District G.O. VRDB, School Building, Series A, (Texas PSF Insured), 0.15%, 6/10/13	3,970	3,970

Northwest Texas Independent School District G.O. VRDB, (Texas PSF Insured), 0.14%, 6/10/13	500	500

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Texas – 10.9% – continued

Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.12%, 6/10/13	$800	$800

Panhandle Regional Multifamily Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments, (FHLMC LOC), 0.12%, 6/10/13	7,400	7,400

Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, 0.14%, 6/10/13	20,000	20,000

Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, (Total S.A. Gtd.), 0.14%, 6/10/13	7,700	7,700

Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises, Series B, 0.07%, 6/3/13	17,700	17,700

Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises, Series C, (Motiva Enterprises LLC Gtd.), 0.07%, 6/3/13	10,000	10,000

Port of Port Arthur Texas Navigation District Revenue VRDB, Multi-Mode, Atofina, Series B, (Total S.A. Gtd.), 0.15%, 6/10/13	10,000	10,000

RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, (Royal Bank of Canada LOC), 0.12%, 6/10/13 (2)	10,000	10,000

San Antonio Texas Multifamily Housing Trust Financial Corp. Revenue VRDB, Series 2010, Cevallos Lofts Apartments, (FHLMC LOC), 0.12%, 6/10/13	21,250	21,250

State of Texas G.O. VRDB, Veterans Housing Assistance Program Fund, Series A, 0.12%, 6/10/13	31,220	31,220

State of Texas G.O. VRDB, Veterans Housing Fund, Series A-2, 0.13%, 6/10/13	15,800	15,800

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Texas – 10.9% – continued

State of Texas TRANS, 2.50%, 8/30/13	$80,000	$80,453

Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Christus Health, Series C-4, (BMO Harris Bank N.A. LOC), 0.13%, 6/10/13	5,355	5,355

Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Texas Health Resources, Series A, 0.10%, 6/10/13	2,000	2,000

Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments, (FNMA LOC), 0.12%, 6/10/13	1,860	1,860

Texas Municipal Power Agency Interest Bearing CP, (Barclays Bank PLC LOC), 0.20%, 6/7/13	15,835	15,835

Texas State Department Housing & Community Affairs Multifamily Housing Revenue VRDB, Tower Ridge Apartments, (FNMA LOC), 0.17%, 6/10/13	15,000	15,000

Texas State Department of Housing & Community Affairs Revenue VRDB, Multifamily Housing, Timber Point Apartments, Series A-1, (FHLMC LOC), 0.15%, 6/10/13	5,930	5,930

University of Houston Texas Revenue VRDB, 0.12%, 6/10/13	6,185	6,185
		469,748

Utah – 0.8%

Utah Housing Corp. Multifamily Housing Revenue VRDB, Series A, Timbergate, (FHLMC LOC), 0.17%, 6/10/13	3,125	3,125

Utah State Board of Rights Student Loan Revenue VRDB, (AMT), (Royal Bank of Canada LOC), 0.14%, 6/10/13	14,900	14,900

Utah Water Finance Agency Revenue VRDB, Series B-2, 0.12%, 6/10/13	16,300	16,300
		34,325

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Vermont – 1.6%

Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Series A, Porter Hospital Project, (TD Bank N.A. LOC), 0.10%, 6/10/13	$9,135	$9,135

Vermont Student Assistance Corp. Education Loan Revenue VRDB, Series C-1, (State Street Bank & Trust Co. LOC), 0.11%, 6/10/13	49,300	49,300

Vermont Student Assistance Corp. Revenue VRDB, Series C-2, (State Street Bank & Trust Co. LOC), 0.11%, 6/10/13	9,500	9,500

		67,935

Virginia – 0.5%

Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC LOC), 0.12%, 6/10/13	6,300	6,300

Loudoun County IDA Revenue VRDB, Multi-Modal-Howard Hughes, Series A, 0.10%, 6/10/13	6,565	6,565

Lynchburg Virginia IDA Revenue VRDB, Series B, Hospital Centra Health, (Branch Banking & Trust Co. LOC), 0.15%, 6/10/13	3,535	3,535

Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project, 0.10%, 6/10/13	2,200	2,200

Virginia Commonwealth University Health System Authority Revenue Bonds, Series B, (Wachovia Bank N.A. LOC), 0.10%, 6/3/13	875	875

Wise County Virginia IDA Hospital Revenue VRDB, Series C, Mountain States Health Alliance, (Mizuho Corporate Bank Ltd. LOC), 0.12%, 6/10/13	3,260	3,260

		22,735

Washington – 1.0%

Deutsche Bank Spears/Lifers Trust VRDB, Series DB, Goldman Sachs Spears, (AGM Corp. Insured), 0.13%, 6/10/13 (2)	19,625	19,625

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Washington – 1.0% – continued

Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	$8,000	$8,000

Washington State Housing Finance Commission Adjustable Revenue Bonds, Single Family Program, Series Variable Rate-2A (AMT), (FHLMC LOC), 0.16%, 6/10/13	8,500	8,500

Washington State Multifamily Housing Finance Commission Revenue VRDB, Willow Tree, Non AMT, (FHLMC LOC), 0.13%, 6/10/13	5,000	5,000

		41,125

West Virginia – 0.6%

Eclipse Funding Trust Solar Eclipse West Virginia Revenue Bonds, Series 2006-0132, (U.S. Bank N.A. LOC), 0.12%, 6/10/13 (2)	1,660	1,660

West Virginia EDA PCR Refunding VRDB, Series B, Ohio Power Co., Kammer, (Bank of Nova Scotia LOC), 0.11%, 6/10/13	7,100	7,100

West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series B, Cabell Hospital, (Branch Banking & Trust Co. LOC), 0.15%, 6/10/13	17,390	17,390

		26,150

Wisconsin – 3.7%

La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation, (Wells Fargo Bank N.A. LOC), 0.23%, 6/10/13	2,440	2,440

Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, Series 2005, University of Wisconsin, Kenilworth Project, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	945	945

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Wisconsin – 3.7% – continued

Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Kendall Court Apartments Project, (FNMA LOC), 0.17%, 6/10/13	$10,850	$10,850

State of Wisconsin Municipal Interest Bearing CP, (Bank of New York Mellon LOC), 0.12%, 6/3/13	12,509	12,509

Western Technical College District Revenue BANS, Series B, 1.50%, 3/5/14	12,525	12,525

Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Concordia University, Inc., (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	5,160	5,160

Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Medical College Wisconsin, Series B, (U.S. Bank N.A. LOC), 0.10%, 6/10/13	900	900

Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Series E, Hospital Sisters Health System Services, (Bank of Montreal LOC), 0.11%, 6/10/13	13,850	13,850

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Bay Area Medical Center, Inc., (Bank of Montreal LOC), 0.11%, 6/3/13	11,700	11,700

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A, (U.S. Bank N.A. LOC), 0.12%, 6/10/13	16,395	16,395

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	44,880	44,880

Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	7,390	7,390

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Wisconsin – 3.7% – continued

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Beloit College, Series B, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	$495	$495

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Healthcare, Series C, (Bank of Montreal LOC), 0.08%, 6/3/13	3,000	3,000

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern Project, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/10/13	2,765	2,765

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.21%, 6/10/13	3,125	3,125

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services, (U.S. Bank N.A. LOC), 0.13%, 6/10/13	9,215	9,215

		158,144

Municipal States Pooled Securities – 9.0%

BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters, (Branch Banking & Trust Co. LOC), 0.12%, 6/10/13 (2)	15,000	15,000

BB&T Municipal Trust Various States G.O., Floaters, Series 2048, (Branch Banking & Trust Co. LOC), 0.12%, 6/10/13 (2)	14,565	14,565

BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043, (Branch Banking & Trust Co. LOC), 0.14%, 6/10/13 (2)	14,375	14,375

BB&T Municipal Trust Various States VRDB, Series 1039, (Branch Banking & Trust Co. LOC), 0.21%, 6/10/13 (2)	15,920	15,920

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Demand Certificates Revenue Bonds, Series M015, Class A, 0.16%, 6/10/13 (3)	3,375	3,375

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

Municipal States Pooled Securities – 9.0% – continued

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M019-A, (FHLMC LOC), 0.16%, 6/10/13 (3)	$18,411	$18,411

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M021-A, (FHLMC LOC), 0.16%, 6/10/13 (3)	32,815	32,815

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M023-A, (FHLMC LOC), 0.14%, 6/10/13 (3)	36,965	36,965

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M024-A, 0.16%, 6/10/13 (3)	25,680	25,680

Nuveen Investment Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2118, 0.22%, 6/10/13	40,000	40,000

Nuveen Premium Income Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-4895, 0.22%, 6/10/13	85,000	85,000

Nuveen Select Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2525, 0.22%, 6/10/13	50,000	50,000

RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18, (Royal Bank of Canada LOC), 0.12%, 6/10/13 (2)	16,000	16,000

Sun America Trust Various States Revenue VRDB, Series 2, (FHLMC LOC), 0.18%, 6/10/13	23,225	23,225

		391,331
Total Municipal Investments
(Cost $4,315,179)		4,315,179

Total Investments – 99.8%
(Cost $4,315,179) (4)		4,315,179

Other Assets less Liabilities – 0.2%		9,497
NET ASSETS – 100.0%		$4,324,676

(1)	Restricted security has been deemed illiquid. At May 31, 2013, the value of this restricted illiquid security amounted to approximately $16,965,000 or 0.4% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Arizona State University Board Regents COPS, 0.15%, 6/10/13	10/31/11-12/3/12	$16,965

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.
(4)	The cost for federal income tax purposes was $4,315,179.

Percentages shown are based on Net Assets.

At May 31, 2013, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Mangement	16.0%
Educational Services	10.9
Electric Services, Gas and Combined Utilities	7.0
Executive, Legislative and General Government	20.4
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	15.1
Urban and Community Development, Housing Programs and Social Services	20.4
All other sectors less than 5%	10.2

Total	100.0%

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	MAY 31, 2013 (UNAUDITED)

At May 31, 2013, the maturity analysis for the Municipal Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	5.9%
2 - 15 Days	83.7
31 - 60 Days	2.3
61 - 97 Days	3.2
98 - 180 Days	1.2
181- 270 Days	0.8
271 - 366 Days	0.6
367 - 397 Days	2.3

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2013:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Municipal Portfolio	$–	$4,315,179	(1)	$–	$4,315,179

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2013 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ABS	Asset-Backed Securities	Gtd.	Guaranteed
AGM	Assured Guaranty Municipal Corporation	HFA	Housing Finance Authority
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority
BANS	Bond Anticipation Notes	IDB	Industrial Development Board
COPS	Certificates of Participation	IDR	Industrial Development Revenue
CP	Commercial Paper	LOC	Letter of Credit
EDA	Economic Development Authority	PCR	Pollution Control Revenue
FFCB	Federal Farm Credit Bank	PSF	Permanent School Fund
FHLB	Federal Home Loan Bank	ROCS	Reset Option Certificates
FHLMC	Federal Home Loan Mortgage Corporation	SFM	Single Family Mortgage
FNMA	Federal National Mortgage Association	TRANS	Tax and Revenue Anticipation Notes
FRN	Floating Rate Notes	TVA	Tennessee Valley Authority
FRCD	Floating Rate Certificates of Deposit	VRDB	Variable Rate Demand Bonds
GNMA	Government National Mortgage Association	VRDP	Variable Rate Dividend Preferred
G.O.	General Obligation

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating rate and variable securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	61	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 8 portfolios as of May 31, 2013, each with its own investment objective (e.g., income consistent with preservation of capital). Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for all of the Trust’s portfolios. Northern Trust serves as the custodian, transfer agent and accounting agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Presented herein are the financial statements for the following six money market portfolios: Diversified Assets Portfolio, Treasury Portfolio, Tax-Exempt Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, and Municipal Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2013, Shares and Service Shares were outstanding for each of the Portfolios except the Treasury Portfolio, which has only Shares outstanding. Premier Shares are not currently offered to investors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) for each class of shares of the Treasury, Tax-Exempt, U.S. Government Select and Municipal Portfolios, is calculated on each Business Day as of 1:00 p.m. Central time. For each class of shares of the Diversified Assets and U.S. Government Portfolios, the NAV is calculated on each Business Day as of 2:00 p.m. Central time.

A) VALUATION OF SECURITIES The investments held by the Portfolios are valued at amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Portfolios’ Board. NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

NTGI PVC is responsible for making the final determination of the fair value of the security. In making its determination, NTGI PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Tax-Exempt Portfolio and Municipal Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

MONEY MARKET PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2013 (UNAUDITED)

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under which they purchase securities for cash from a seller and agree to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each Portfolio and other Portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Diversified Assets Portfolio, Treasury Portfolio and U.S. Government Portfolio have entered into such joint repurchase agreements at May 31, 2013, as reflected in their accompanying Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Portfolios may receive dividend income from investment companies. Dividend income is recognized on the ex-dividend date. The Tax-Exempt and Municipal Portfolios’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Each Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, non-deductible taxes paid, distribution reclassifications, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset values per share of the Portfolios.

At November 30, 2012, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Diversified Assets	$105	$(105)	$ —
Treasury	161	(161)	—
U.S. Government	55	(55)	—
U.S. Government Select	92	(91)	(1)
Municipal	25	(25)	—

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	63	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

The following capital loss carryforwards were utilized at November 30, 2012, for U.S. Federal income tax purposes:

Amount in thousands
U.S. Government	$14

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Portfolios for the fiscal year ended November 30, 2012. Consequently, capital losses incurred by the Portfolios in taxable years beginning with the taxable year ended November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolios in taxable years beginning before the taxable year ended November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolios as of November 30, 2012.

At November 30, 2012, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$201
Treasury	—	348
Tax-Exempt	24	—
U.S. Government	—	107
U.S. Government Select	—	284
Municipal	144	9

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$1,469
Treasury	—	1,281
Tax-Exempt	158	—
U.S. Government	—	625
U.S. Government Select	—	1,695
Municipal	841	21

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2011, was as follows:

	DISTRIBUTED FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$2,118
Treasury	—	1,424
Tax-Exempt	324	1
U.S. Government	—	932
U.S. Government Select	—	1,399
Municipal	3,477	10

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2012, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2010 through November 30, 2012 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as Interest expense on the Statement of Operations.

MONEY MARKET PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2013 (UNAUDITED)

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s respective average daily net assets). The investment adviser has contractually agreed to waive a portion of the advisory fees charged to certain Portfolios. The effect of this waiver by the investment adviser for the six months ended May 31, 2013 is reflected as “Less waivers of investment advisory fees,” in the accompanying Statements of Operations. The contractual waiver arrangement is expected to continue until at least April 1, 2014. The contractual waiver will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2013, are as follows:

	ANNUAL ADVISORY FEE	LESS WAIVERS	ADVISORY FEE AFTER WAIVERS
Diversified Assets	0.25%	—%	0.25%
Treasury	0.20%	0.10%	0.10%
Tax-Exempt	0.25%	—%	0.25%
U.S. Government	0.25%	—%	0.25%
U.S. Government Select	0.20%	0.10%	0.10%
Municipal	0.20%	0.10%	0.10%

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2013, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES
Diversified Assets	$36	$ —
Treasury	21	—
Tax-Exempt	10	—
U.S. Government	23	1
U.S. Government Select	65	10
Municipal	24	2

Certain amounts of transfer agent fees were reimbursed to the Portfolios by the investment adviser. For further information, please refer to Note 5.

As compensation for custody and accounting services, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits are shown as “Less custodian credits” in the Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolios at the annual rate of 0.10 percent of the average daily net assets of each Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Board without shareholder approval, NTI, as Administrator, has contractually agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding investment advisory fees, transfer agency fees, service agent fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, each Portfolio’s proportionate share of the increase in compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries effective January 1, 2012, expenses related to third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum and other extraordinary expenses) that exceed on an annualized basis 0.10 percent of each Portfolio’s average daily net assets. In addition, NTI voluntarily reimbursed the Treasury Portfolio for expenses in excess of 0.05 percent of average daily net assets during the fiscal year. Any voluntary reimbursements may be terminated by NTI at any time.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	65	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

The expenses reimbursed during the six months ended May 31, 2013, under such arrangements are shown as “Less expenses reimbursed by administrator” in the accompanying Statements of Operations. The expense reimbursement receivables at May 31, 2013 are $136,000, $566,000, $30,000, $100,000, $239,000 and $73,000 for the Diversified Assets, Treasury, Tax-Exempt, U.S. Government, U.S. Government Select and Municipal Portfolios, respectively, and are shown as part of “Receivable from affiliates for expense reimbursements” in the accompanying Statements of Assets and Liabilities. The expense reimbursement is payable monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. ADDITIONAL EXPENSE REIMBURSEMENT

In addition to the fee waivers and expense reimbursements disclosed in Note 3 and Note 4, in order to avoid a negative yield, NTI may reimburse class-specific and portfolio level expenses of a Portfolio, as necessary. Any such expense reimbursement would be voluntary and could be implemented, increased or decreased or discontinued at any time. During the six months ended May 31, 2013, NTI reimbursed class-specific and portfolio level expenses, including certain amounts of advisory, administrative, transfer agent, shareholder servicing fees and other expenses, in order to avoid a negative yield, for the Portfolios. Portfolio level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by the investment adviser are shown as “Less expenses reimbursed by investment adviser” in the Statements of Operations. The amounts outstanding at May 31, 2013 were $1,171,000, $501,000, $220,000, $1,284,000, $1,383,000 and $38,000 for the Diversified Assets, Treasury, Tax-Exempt, U.S. Government, U.S. Government Select and Municipal Portfolios, respectively, and are included as part of “Receivable from affiliates for expense reimbursements” in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

6. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 29, 2012, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on November 28, 2013, unless renewed.

At May 31, 2013, the Portfolios did not have any outstanding loans. The Portfolios did not incur any interest expense for the six months ended May 31, 2013.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2013, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$58,527,971	$31	$(59,192,175)	$(664,173)
Treasury	47,494,367	38	(46,041,485)	1,452,920
Tax-Exempt	4,253,217	—	(4,602,594)	(349,377)
U.S. Government	44,493,723	4	(44,716,523)	(222,796)
U.S. Government Select	77,652,147	27	(75,766,921)	1,885,253
Municipal	16,346,355	6	(16,394,027)	(47,666)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

MONEY MARKET PORTFOLIOS	66	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2013 (UNAUDITED)

Transactions in Shares for the fiscal year ended November 30, 2012, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$114,670,569	$69	$(114,741,334)	$(70,696)
Treasury	58,243,846	74	(57,256,797)	987,123
Tax-Exempt	9,475,379	—	(8,914,186)	561,193
U.S. Government	87,696,807	7	(87,258,386)	438,428
U.S. Government Select	137,414,038	62	(133,675,961)	3,738,139
Municipal	24,784,600	95	(25,254,081)	(469,386)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the six months ended May 31, 2013 were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$16,557	$—	$(17,266)	$(709)
Tax-Exempt	8,671	—	(8,781)	(110)
U.S. Government	39,668	—	(29,007)	10,661
U.S. Government Select	338,115	—	(390,304)	(52,189)
Municipal	65,639	—	(71,419)	(5,780)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2012, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$115,492	$—	$(140,232)	$(24,740)
Tax-Exempt	12,608	—	(12,895)	(287)
U.S. Government	93,141	—	(94,911)	(1,770)
U.S. Government Select	642,567	—	(691,550)	(48,983)
Municipal	160,317	—	(156,231)	4,086

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Diversified Assets Portfolio (the “Portfolio”).

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Portfolio and investors in the Portfolio. The Corporation did not receive any consideration from the Portfolio. Under the CSA, the Corporation committed to provide capital to the Portfolio in the event that the Portfolio realized a loss on the Whistlejacket Capital LLC security (the “Security”). The Portfolio was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board had the right, at its option, to cause the Portfolio to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Portfolio, was insufficient.

On June 25, 2009, the Portfolio sold the remaining position in the Security held in the Portfolio, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Portfolio representing the loss incurred on the sale of the Security, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

9. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

10. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the statement of assets and liabilities. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	67	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2013 (UNAUDITED)

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective prospectively for interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of both of these requirements and the impacts they will have on the Portfolios’ financial statement amounts and footnote disclosures, if any.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MONEY MARKET PORTFOLIOS	68	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

FUND EXPENSES	MAY 31, 2013 (UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2012 through May 31, 2013.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/12 - 5/31/13” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DIVERSIFIED ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/12	ENDING ACCOUNT VALUE 5/31/13	EXPENSES PAID * 12/1/12 - 5/31/13
Actual	0.23%	$1,000.00	$1,000.10	$1.15
Hypothetical**	0.23%	$1,000.00	$1,023.78	$1.16
SERVICE SHARES
Actual	0.23%	$1,000.00	$1,000.10	$1.15
Hypothetical**	0.23%	$1,000.00	$1,023.78	$1.16

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/12	ENDING ACCOUNT VALUE 5/31/13	EXPENSES PAID* 12/1/12 - 5/31/13
Actual	0.11%	$1,000.00	$1,000.10	$0.55
Hypothetical**	0.11%	$1,000.00	$1,024.38	$0.56

TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/12	ENDING ACCOUNT VALUE 5/31/13	EXPENSES PAID * 12/1/12 - 5/31/13
Actual	0.14%	$1,000.00	$1,000.10	$0.70
Hypothetical**	0.14%	$1,000.00	$1,024.23	$0.71
SERVICE SHARES
Actual	0.14%	$1,000.00	$1,000.10	$0.70
Hypothetical**	0.14%	$1,000.00	$1,024.23	$0.71

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/12	ENDING ACCOUNT VALUE 5/31/13	EXPENSES PAID * 12/1/12 - 5/31/13
Actual	0.15%	$1,000.00	$1,000.10	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.18	$0.76
SERVICE SHARES
Actual	0.15%	$1,000.00	$1,000.10	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.18	$0.76

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2013. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	69	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FUND EXPENSES continued MAY 31, 2013 (UNAUDITED)

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/12	ENDING ACCOUNT VALUE 5/31/13	EXPENSES PAID* 12/1/12 - 5/31/13
Actual	0.14%	$1,000.00	$1,000.10	$0.70
Hypothetical**	0.14%	$1,000.00	$1,024.23	$0.71
SERVICE SHARES
Actual	0.14%	$1,000.00	$1,000.10	$0.70
Hypothetical**	0.14%	$1,000.00	$1,024.23	$0.71
MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/12	ENDING ACCOUNT VALUE 5/31/13	EXPENSES PAID* 12/1/12 - 5/31/13
Actual	0.14%	$1,000.00	$1,000.10	$0.70
Hypothetical**	0.14%	$1,000.00	$1,024.23	$0.71
SERVICE SHARES
Actual	0.14%	$1,000.00	$1,000.10	$0.70
Hypothetical**	0.14%	$1,000.00	$1,024.23	$0.71

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2013. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

MONEY MARKET PORTFOLIOS	70	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

APPROVAL OF ADVISORY AGREEMENT	MAY 31, 2013 (UNAUDITED)

The Board of Trustees oversees the management of Northern Institutional Funds (the “Trust”), and reviews the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolios with Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Portfolios by the Board of Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 15-16, 2013 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also received written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the Investment Adviser’s verbal presentations and discussed the written information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included, without limitation: (i) information on the investment performance of the Portfolios in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Portfolios; (vi) the Investment Adviser’s profitability and costs; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolios; and (viii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed and considered, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the reimbursements made by the Investment Adviser to maintain a positive yield in the Portfolios; (v) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the Investment Adviser’s staffing for the Portfolios and the experience of the portfolio managers, credit research personnel and other personnel; (viii) the Investment Adviser’s investments in technology to benefit the Portfolios; (ix) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (x) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios. In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include serving as the Portfolios’ custodian, transfer agent, and administrator. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. The Trustees considered the quality of the services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services. Attention also was given to the Investment Adviser’s and its affiliates’ risk management processes, including regular reporting on stress testing of the Portfolios and similar reports to the Trustees. The Trustees also considered the Investment Adviser’s compliance oversight program with respect to all of the Portfolios’ service providers, and the continued active involvement of internal audit in reviewing operations related to the Portfolios. In that regard, the Trustees noted the Investment

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	71	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

APPROVAL OF ADVISORY AGREEMENT continued

Adviser’s excellent compliance record with respect to the Portfolios. The Trustees considered the Investment Adviser’s and its affiliates’ strong financial position, stability and commitment to the Portfolios, as evidenced by their support to the Portfolios to maintain a positive yield during the past several years, as well as their commitment of other resources to support the Portfolios. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios.

Performance

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. For Portfolios that had been in existence for the applicable periods, information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years, although they focused more on the one, three and five year periods. The Trustees also considered the Portfolios’ investment performance in light of the investment objectives and credit parameters applicable to the Portfolios, the investor base the Portfolios are intended to serve, and steps taken by the Investment Adviser to manage the Portfolios to maintain stable net asset values during the recent market and economic environments, particularly in relation to Eurozone banking issues and the extremely low interest rate environment. The Trustees noted, in particular, that the Investment Adviser’s investment style was more risk averse than other money market investment advisers. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolios. Based on the information provided, the Trustees believed that the Portfolios generally had provided yields that were satisfactory in light of their respective investment objectives and policies as well as the current low interest rate environment.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolios’ contractual advisory fee rates; the total operating expense ratios for each class of each Portfolio; the Investment Adviser’s contractual fee waivers and expense reimbursements with respect to the Portfolios; the extent of the Investment Adviser’s substantial contractual and voluntary expense reimbursements to maintain a positive yield for the Portfolios; and whether a consistent methodology was in place to determine the fees and expenses of the Portfolios. Information on the services rendered by the Investment Adviser to the Portfolios, the fee rates paid by the Portfolios under the Advisory Agreement and the Portfolios’ total operating expense ratios were compared to similar information for other unaffiliated investment management firms. Many of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that the majority of the Portfolios’ advisory fee rates after waivers were lower than the Lipper universe median. The Trustees also noted that, with the exception of two Portfolios, all of the Portfolios’ expense ratios after waiver of advisory fees and reimbursement of expenses were below their respective Lipper peer objective medians. The Trustees noted that the Diversified Assets and Treasury Portfolios’ expense ratios were higher than the median, but they considered the Investment Adviser’s explanation for the differences in these two Portfolios’ expenses versus their peers, which related to the interest rates applicable at different fund fiscal year ends. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. With regard to these clients, the Trustees considered the difference in, and level of complexity of, services provided by the Investment Adviser, regulatory, operational and compliance differences, investor reporting requirements, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios.

In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by each of them through their relationship with the Trust and on a Portfolio-by-Portfolio basis. The Trustees reviewed the Investment Adviser’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers, noting that these operating profits and net income were net of distribution and marketing costs. They also considered that comparisons of advisory agreement profitability across fund families is difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees concluded that the profitability was not unreasonable based on the services and benefits provided.

Economies of Scale

The Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, and administration services (including contractual reimbursements made by NTI, as the administrator) and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees

MONEY MARKET PORTFOLIOS	72	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2013 (UNAUDITED)

considered the Investment Adviser’s view that while the Portfolios’ advisory fees did not include breakpoints, they may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment Adviser’s voluntary reimbursement of expenses of the Portfolios to maintain a positive yield, its contractual expense reimbursements that limit the expenses for the Portfolios to specific levels and its contractual fee waivers on the Treasury, Municipal and U.S. Government Select Portfolios.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting functions. The Trustees also considered that the large scale of the Portfolios provided opportunities to the Investment Adviser to obtain securities trading advantages for its other advisory clients.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	73	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

MONEY MARKET PORTFOLIOS	74	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	75	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	76	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	PRIME OBLIGATIONS PORTFOLIO

14	ABBREVIATIONS AND OTHER INFORMATION

15	NOTES TO THE FINANCIAL STATEMENTS

20	FUND EXPENSES

21	APPROVAL OF ADVISORY AGREEMENT

24	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Prime Obligations Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Prime Obligations Portfolio prospectus, which contains more complete information about Northern Institutional Funds Prime Obligations Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, performance would be reduced. Performance is based on net change in net asset value assuming reinvestment of all dividends and distributions.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Institutional Funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101,

not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2013 (UNAUDITED)

Amounts in thousands, except per share data	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at amortized cost	$4,350,116
Repurchase agreements, at cost which approximates fair value	436,523
Cash	58,521
Interest income receivable	3,298
Receivable for fund shares sold	14
Receivable from affiliates for expense reimbursements	249
Prepaid and other assets	7
Total Assets	4,848,728
LIABILITIES:
Payable for securities purchased	310,141
Payable for fund shares redeemed	4,002
Disributions payable to shareholders	247
Payable to affiliates:
Investment advisory fees	360
Administration fees	360
Custody and accounting fees	46
Transfer agent fees	10
Trustee fees	31
Accrued other liabilities	76
Total Liabilities	315,273
Net Assets	$4,533,455
ANALYSIS OF NET ASSETS:
Capital stock	$4,533,438
Accumulated undistributed net investment loss	(54)
Accumulated undistributed net realized gain	71
Net Assets	$4,533,455
Net Assets:
Shares	$4,307,755
Service Shares	40,988
GFS Shares	184,712
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	4,307,762
Service Shares	40,965
GFS Shares	184,710
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00
Service Shares	1.00
GFS Shares	1.00

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)

Amounts in thousands	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$5,129
Total Investment Income	5,129
EXPENSES:
Investment advisory fees	3,216
Administration fees	2,144
Custody and accounting fees	249
Transfer agent fees	31
Registration fees	47
Printing fees	13
Professional fees	28
Trustee fees	33
Other	56
Total Expenses	5,817
Less waivers of investment advisory fees	(1,072)
Less expenses reimbursed by administrator	(1,480)
Less expenses reimbursed by investment adviser	– (1)
Less custodian credits	(7)
Net Expenses	3,258
Net Investment Income	1,871
NET REALIZED GAINS:
Net realized gains on:
Investments	71
Net Gains	71
Net Increase in Net Assets Resulting from Operations	$1,942

(1)	Amount is less than $500.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED) OR THE FISCAL YEAR ENDED NOVEMBER 30, 2012

	PRIME OBLIGATIONS PORTFOLIO
Amounts in thousands	2013	2012
OPERATIONS:
Net investment income	$1,871	$2,362
Net realized gains on:
Investments	71	32
Net Increase in Net Assets Resulting from Operations	1,942	2,394
CAPITAL SHARE TRANSACTIONS: (1)
Net increase in net assets resulting from Shares transactions	616,919	340,591
Net increase (decrease) in net assets resulting from Service Shares transactions	(12,395)	952
Net increase in net assets resulting from GFS Shares transactions	46,064	60,320
Net Increase in Net Assets Resulting from Capital Share Transactions	650,588	401,863
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(1,830)	(2,383)
Total Distributions to Shares Shareholders	(1,830)	(2,383)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(22)	(35)
Total Distributions to Service Shares Shareholders	(22)	(35)
DISTRIBUTIONS TO GFS SHARES SHAREHOLDERS:
From net investment income	(72)	(94)
Total Distributions to GFS Shares Shareholders	(72)	(94)
Total Increase in Net Assets	650,606	401,745
NET ASSETS:
Beginning of period	3,882,849	3,481,104
End of period	$4,533,455	$3,882,849
Accumulated Undistributed Net Investment Loss	$(54)	$(1)

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–		0.03
Net realized and unrealized gains (losses)	–	–	–	–	–		–
Total from Investment Operations	–	–	–	–	–		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–		(0.03)
From net realized gains	–	–	–	–	–		–
Total Distributions Paid	–	–	–	–	–		(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(2)	0.05%	0.08%	0.09%	0.15%	0.43	%(3)	2.58	%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,307,755	$3,690,819	$3,350,343	$4,720,135	$4,484,188		$1,873,486
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.18	%(5)	0.16	%(6)
Expenses, before waivers, reimbursements and credits	0.27%	0.28%	0.27%	0.27%	0.31%		0.29%
Net investment income, net of waivers, reimbursements and credits	0.09%	0.07%	0.08%	0.15%	0.33%		2.73%
Net investment income (loss), before waivers, reimbursements and credits	(0.03)%	(0.06)%	(0.04)%	0.03%	0.20%		2.60%

	SERVICE
Selected per share data	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–		0.02
Net realized and unrealized gains (losses)	–	–	–	–	–		–
Total from Investment Operations	–	–	–	–	–		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–		(0.02)
From net realized gains	–	–	–	–	–		–
Total Distributions Paid	–	–	–	–	–		(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(2)	0.04%	0.07%	0.02%	0.02%	0.20	%(3)	2.32	%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$40,988	$53,383	$52,432	$61,463	$91,155		$127,827
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.16%	0.15%	0.22%	0.28%	0.43	%(5)	0.42	%(6)
Expenses, before waivers, reimbursements and credits	0.28%	0.31%	0.53%	0.53%	0.57%		0.55%
Net investment income, net of waivers, reimbursements and credits	0.08%	0.07%	0.01%	0.02%	0.08%		2.47%
Net investment income (loss), before waivers, reimbursements and credits	(0.04)%	(0.09)%	(0.30)%	(0.23)%	(0.06)%		2.34%

(1)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Without the value of the Capital Support Agreement, the total return would have been 0.67% and 0.31% for Shares and Service Shares, respectively, for the fiscal year ended November 30, 2009 and 2.30% and 2.06% for Shares and Service Shares, respectively, for the fiscal year ended November 30, 2008.
(4)	Annualized for periods less than one year.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $974,000 and $40,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes the Participation Fee of approximately $228,000 and $12,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)

OR FISCAL YEAR OR PERIODS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	GFS
Selected per share data	2013(1)	2012(1)	2011(1)(2)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–
Net realized gains	–	–	–
Total from Investment Operations	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–
From net realized gains	–	–	–
Total Distributions Paid	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return(3)	0.05%	0.08%	0.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$184,712	$138,647	$78,329
Ratio to average net assets of:(4)
Expenses, net of waivers and reimbursements	0.15%	0.15%	0.15%
Expenses, before waivers and reimbursements	0.27%	0.28%	0.27%
Net investment income, net of waivers and reimbursements	0.09%	0.07%	0.04%
Net investment loss, before waivers and reimbursements	(0.03)%	(0.06)%	(0.08)%

(1)	Per share amounts from net investment income, net realized gains and distributions from net investment income were less than $0.01 per share.
(2)	For the period May 10, 2011 (commencement of operations) through November 30, 2011.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 8.1%

ABS Other – 8.1%

Alpine Securitization Corp., 0.17%, 6/10/13	$26,830	$26,829

Atlantic Asset Securitization LLC, 0.29%, 6/5/13	18,950	18,948

Barton Capital LLC, 0.27%, 6/4/13	13,355	13,355

Bedford Row Funding Corp., 0.32%, 7/8/13	27,000	26,991

Collateralized Commercial Paper Co. LLC, 0.22%, 9/9/13	27,000	26,984

Collateralized Commercial Paper II, 0.41%, 7/15/13	23,455	23,444
0.26%, 10/3/13	15,070	15,057

Gotham Funding, 0.22%, 6/25/13	25,000	24,996

Kells Funding LLC, 0.21%, 6/4/13	9,680	9,680
0.24%, 6/6/13	12,165	12,165
0.30%, 7/16/13	25,000	24,991
0.22%, 8/26/13	14,000	13,993
0.26%, 8/29/13	4,050	4,047
0.24%, 10/31/13	9,815	9,805

Liberty Street Funding LLC, 0.19%, 7/23/13	7,000	6,998

Market Street Funding LLC, 0.18%, 7/15/13	13,000	12,997
0.18%, 7/22/13	7,555	7,553
0.18%, 7/24/13	17,765	17,760

Victory Receivables Corp., 0.19%, 6/11/13	10,000	9,999
0.18%, 7/1/13	59,430	59,421
		366,013
Total ABS Commercial Paper
(Cost $366,013)		366,013

ASSET-BACKED SECURITIES – 0.0%

Car Loan – 0.0%

Huntington Auto Trust, Series 2012-2, Class A1, 0.23%, 6/15/13	675	675
Total Asset-Backed Securities
(Cost $675)		675

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 30.0%

Banking – 30.0%

Bank of Montreal, Chicago Branch, 0.30%, 6/17/13, FRCD	$7,000	$7,000
0.46%, 8/1/13	15,000	15,000

Bank of Nova Scotia, Houston, 0.24%, 6/1/13, FRCD	48,000	48,000
0.33%, 6/17/13, FRCD	10,000	10,002
0.27%, 8/22/13, FRCD	3,000	3,000

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.30%, 6/10/13, FRCD	30,000	30,000
0.18%, 6/26/13	26,000	26,000
Barclays Bank PLC, New York Branch, 0.48%, 6/6/13	15,000	15,000
0.36%, 10/22/13	29,000	29,000
0.30%, 12/5/13	38,000	38,000

BNP Paribas S.A., Chicago Branch, 0.44%, 8/5/13	18,105	18,111
0.26%, 8/9/13	29,000	29,000
0.27%, 8/16/13	9,635	9,635

BNP Paribas S.A., New York Branch, 0.24%, 6/3/13	11,000	11,000

Branch Banking and Trust Co., 0.22%, 9/9/13	20,955	20,955
Branch Banking and Trust Co./Wilson, 0.17%, 6/25/13	30,000	30,000
Canadian Imperial Bank of Commerce, 0.33%, 8/30/13, FRCD	10,000	10,000

Credit Agricole S.A., London, 0.30%, 7/17/13	17,595	17,595
0.30%, 7/19/13	23,000	23,000
0.30%, 8/6/13	12,000	12,000
0.30%, 8/12/13	25,500	25,500

Deutsche Bank A.G., New York Branch, 0.28%, 7/29/13	23,675	23,675
0.43%, 8/21/13	30,000	30,000

Deutsche Bank A.G., New York, 0.33%, 7/8/13	27,500	27,500

DNB Nor Bank ASA, Norway Branch, 0.26%, 10/24/13	33,000	33,000

HSBC Bank PLC, London Branch, 0.39%, 5/22/14	5,000	5,000

JPMorgan Chase Bank N.A., New York Branch, 0.25%, 10/2/13	32,000	32,000

Lloyds TSB Bank PLC, New York Branch, 0.20%, 8/16/13	32,000	32,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 30.0% – continued

Banking – 30.0% – continued

Mitsubishi UFJ Trust & Banking Corp., 0.24%, 8/1/13	$7,750	$7,750
0.23%, 8/21/13	12,000	12,000

Mizuho Corporate Bank, New York Branch, 0.25%, 8/7/13	14,450	14,450

Mizuho Corporate Bank, USA, 0.38%, 6/14/13	37,895	37,895

National Australia Bank, 0.37%, 7/25/13, FRCD	18,000	18,000

Nordea Bank Finland PLC, New York, 0.30%, 6/14/13	30,000	30,000
0.27%, 7/23/13	30,000	30,000

Norinchukin Bank, New York Branch, 0.25%, 6/10/13	34,110	34,110

Rabobank Nederland, London Branch, 0.25%, 11/14/13	20,000	20,000

Royal Bank of Canada, New York, 0.29%, 6/1/13, FRCD	8,000	8,000
0.30%, 6/1/13, FRCD	11,000	11,000
0.31%, 6/1/13, FRCD	9,000	9,000
0.32%, 8/6/13, FRCD	13,000	13,000

Skandinaviska Enskilda Banken AB, New York, 0.38%, 6/7/13	23,105	23,105
0.29%, 10/23/13	30,000	30,000

Societe Generale, London Branch, 0.29%, 6/3/13	36,000	36,000

Societe Generale, New York Branch, 0.28%, 7/16/13	25,000	25,000

Sumitomo Mitsui Banking Corp., New York, 0.32%, 7/8/13	38,630	38,630
0.27%, 9/6/13	27,000	27,000

Svenska Handelsbanken, New York, 0.20%, 7/25/13	27,185	27,185
0.25%, 10/23/13	31,000	31,000

Toronto Dominion Bank, New York, 0.25%, 6/19/13, FRCD	16,000	16,000
0.23%, 11/4/13	27,000	27,000

UBS A.G., Stamford Branch, 0.24%, 8/22/13	28,000	28,000
0.33%, 10/11/13	30,000	30,000

Wells Fargo Bank N.A., 0.17%, 6/10/13	37,000	37,000
0.25%, 6/18/13, FRCD	21,780	21,780
0.25%, 6/24/13, FRCD	15,000	15,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 30.0% – continued

Banking – 30.0% – continued
0.21%, 9/9/13	$35,000	$35,000
0.20%, 10/24/13	30,000	30,000

Westpac Banking Corp., New York, 0.26%, 6/1/13, FRCD	9,000	8,998
0.50%, 8/1/13	16,000	16,000
		1,358,876
Total Certificates of Deposit
(Cost $1,358,876)		1,358,876

COMMERCIAL PAPER – 10.7%

Automotive – 0.6%

Toyota Motor Credit Corp., 0.23%, 6/3/13	25,000	25,000

Banking – 4.9%

Australia and New Zealand Banking Group, 0.28%, 6/1/13	10,000	10,000
0.32%, 8/16/13	8,000	8,000

Commonwealth Bank of Australia, 0.31%, 7/4/13	7,000	7,000

DBS Bank Ltd., 0.27%, 10/3/13	20,000	19,981

JPMorgan Chase & Co., 0.29%, 6/11/13	15,920	15,919
0.20%, 7/29/13	18,000	17,994
0.30%, 8/6/13	15,465	15,456
0.32%, 10/2/13	35,000	34,962

Oversea-Chinese Banking Corp., 0.27%, 10/2/13	10,100	10,091

Skandinaviska Enskilda Banken AB, 0.34%, 7/24/13	7,245	7,241

Societe Generale, North America, Inc., 0.33%, 7/31/13	25,000	24,986

Svenska Handelsbanken, Inc., 0.28%, 7/31/13	23,560	23,549

Westpac Banking Corp., 0.29%, 6/10/13	7,000	7,000
0.38%, 1/14/14	21,000	20,951
		223,130

Foreign Agencies – 3.4%

Caisse Des Depots Et Consignations, 0.21%, 6/7/13	8,000	8,000
0.23%, 6/7/13	25,265	25,264
0.25%, 6/7/13	5,090	5,090

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 10.7% – continued

Foreign Agencies – 3.4% – continued
0.23%, 7/17/13	$8,805	$8,802
0.23%, 7/26/13	15,540	15,535
0.22%, 8/16/13	23,000	22,989

Electricite De France S.A., 0.20%, 7/18/13	6,885	6,883

KFW, 0.19%, 6/7/13	10,000	10,000
0.20%, 6/14/13	13,000	12,999
0.20%, 6/25/13	16,710	16,708
0.19%, 8/29/13	22,000	21,989
		154,259

Foreign Local Government – 0.2%

Queensland Treasury Corp., 0.25%, 8/21/13	11,000	10,994

Non Captive Diversified – 1.6%

General Electric Capital Corp., 0.25%, 8/22/13	52,000	51,970
0.18%, 9/17/13	20,000	19,989
		71,959
Total Commercial Paper
(Cost $485,342)		485,342

CORPORATE NOTES/BONDS – 4.7%

Automotive – 0.2%

American Honda Finance Corp., 0.27%, 8/20/13, FRN	8,545	8,545

Banking – 1.2%

Commonwealth Bank of Australia, 0.28%, 7/2/13, FRN (1)	7,000	6,999

JPMorgan Chase & Co., New York Branch, 0.35%, 6/18/13, FRN	48,660	48,664
		55,663

Foreign Agencies – 0.6%

Export Development Canada, 0.11%, 6/1/13, FRN (1)	9,000	8,996

KFW, Government Gtd., 1.38%, 1/13/14	5,455	5,494

Kommunalbanken AS, 0.40%, 6/18/13 (1)	13,000	13,000
		27,490

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 4.7% – continued

Non Captive Diversified – 0.1%

General Electric Capital Corp., 2.10%, 1/7/14	$5,000	$5,054

Retailers – 1.2%

Wal-Mart Stores, 10.96%, 6/1/13, FRN	39,000	40,049
1.63%, 4/15/14	16,255	16,454
		56,503

Supranational – 1.4%

International Bank for Reconstruction & Development, 0.10%, 6/1/13, FRN	20,000	19,998
0.15%, 6/1/13, FRN	20,000	20,000
0.50%, 11/26/13	7,121	7,131

International Finance Corp., 0.22%, 6/17/13, FRN	10,000	10,000
0.21%, 6/28/13, FRN	5,000	5,000
		62,129
Total Corporate Notes/Bonds
(Cost $215,384)		215,384

EURODOLLAR TIME DEPOSITS – 17.9%

Banking – 17.9%

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 6/1/13	85,000	85,000
0.12%, 6/3/13	108,850	108,850

Credit Agricole S.A., London, 0.14%, 6/1/13	100,000	100,000

Den Norske Bank PLC, Oslo Branch, 0.10%, 6/1/13	175,000	175,000

HSBC Holdings PLC, Paris Branch, 0.15%, 6/1/13	103,080	103,080
0.15%, 6/3/13	87,000	87,000
0.19%, 6/17/13 (1)(2)	26,000	26,000

Svenska Handelsbanken, Cayman Islands, 0.08%, 6/1/13	125,000	125,000
		809,930
Total Eurodollar Time Deposits
(Cost $809,930)		809,930

MEDIUM TERM NOTES – 0.6%

Banking – 0.1%

UBS A.G., New York Branch, 2.25%, 1/28/14	5,190	5,246

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MEDIUM TERM NOTES – 0.6% – continued

Foreign Agencies – 0.2%

KFW, Government Gtd., 0.21%, 2/28/14	$6,000	$5,999

Non Captive Diversified – 0.3%

General Electric Capital Corp., 5.50%, 6/4/14	5,000	5,259
5.65%, 6/9/14	8,860	9,341
		14,600
Total Medium Term Notes
(Cost $25,845)		25,845

U.S. GOVERNMENT AGENCIES – 12.6% (3)

Federal Farm Credit Bank – 2.3%

FFCB FRN, 0.30%, 6/1/13	15,000	15,000
0.16%, 6/7/13	30,000	29,997
0.16%, 6/11/13	6,000	6,000
0.16%, 6/13/13	20,000	19,998
0.15%, 6/17/13	10,000	9,997
0.19%, 6/18/13	5,000	5,001
0.19%, 6/19/13	3,000	3,001
0.22%, 6/22/13	15,000	15,002
		103,996

Federal Home Loan Bank – 6.9%

FHLB Bonds, 0.24%, 6/14/13	15,000	15,000
0.25%, 6/28/13	5,000	5,000
0.11%, 7/17/13	10,000	10,000
0.15%, 9/11/13	12,170	12,170
0.10%, 11/20/13	12,490	12,489
0.20%, 6/12/14	15,000	15,000

FHLB Discount Notes, 0.09%, 6/7/13	20,000	20,000
0.07%, 6/12/13	5,500	5,500
0.08%, 6/26/13	5,900	5,900
0.07%, 7/17/13	21,791	21,789
0.07%, 8/16/13	25,000	24,996

FHLB FRN, 0.13%, 6/1/13	10,000	10,000
0.14%, 6/1/13	10,000	10,000
0.16%, 6/1/13	10,000	9,998
0.18%, 6/1/13	5,000	5,000
0.23%, 6/1/13	55,000	54,997

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 12.6% (3) – continued

Federal Home Loan Bank – 6.9% – continued
0.15%, 6/25/13	$10,000	$10,000
0.15%, 6/27/13	10,000	10,000
0.13%, 8/6/13	50,000	50,000
0.06%, 8/14/13	5,000	5,000
		312,839

Federal Home Loan Mortgage Corporation – 2.5%

FHLMC Discount Notes, 0.07%, 7/16/13	15,000	14,999
0.08%, 7/16/13	8,892	8,891
0.15%, 9/10/13	15,000	14,994

FHLMC FRN, 0.15%, 6/3/13	10,000	10,000
0.14%, 6/13/13	25,000	25,000
0.15%, 6/17/13	40,000	40,000
		113,884

Federal National Mortgage Association – 0.9%

FNMA Discount Notes, 0.11%, 8/15/13	10,000	9,998
0.12%, 2/18/14	10,000	9,991

FNMA FRN, 0.32%, 6/1/13	10,000	9,999
0.19%, 6/12/13	10,000	9,999
		39,987
Total U.S. Government Agencies
(Cost $570,706)		570,706

U.S. GOVERNMENT OBLIGATIONS – 3.3%

U.S. Treasury Notes – 3.3%
1.13%, 6/15/13	10,000	10,004
1.00%, 7/15/13	20,000	20,018
2.75%, 10/31/13	22,000	22,237
1.75%, 1/31/14	36,545	36,926
1.25%, 2/15/14	24,665	24,850
1.88%, 2/28/14	33,495	33,918
		147,953
Total U.S. Government Obligations
(Cost $147,953)		147,953

MUNICIPAL INVESTMENTS – 8.1%

Alaska – 1.2%

Alaska Housing Finance Corp. Revenue VRDB, State Capital Project, Series C, 0.11%, 6/10/13	53,210	53,210

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 8 .1% – continued

California – 1.5%

City of San Jose California Municipal Interest Bearing CP, (Wells Fargo Bank N.A. LOC), 0.26%, 6/11/13	$17,000	$17,000

State of California G.O., Series A-3, (Bank of Montreal LOC), 0.04%, 6/3/13	50,800	50,800
		67,800

Florida – 1.0%

Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist Health, Series I-2, 0.10%, 6/10/13	46,700	46,700

Illinois – 0.8%

City of Chicago Illinois Municipal CP, (Bank of Montreal LOC), 0.24%, 7/10/13	11,535	11,532

Illinois Finance Authority Revenue VRDB, Provena Health, Series D, (JPMorgan Chase Bank N.A. LOC), 0.07%, 6/3/13	25,000	25,000
		36,532

Mississippi – 0.6%

Mississippi Business Finance Corp. Revenue VRDB, Mississippi Business Finance Commission Gulf Opportunity Zone, Chevron USA, Series D, (Chevron Corp. Gtd.), 0.07%, 6/3/13	29,000	29,000

New York – 1.2%

Housing Development Corp. New York City Multifamily Housing Revenue VRDB, Royal Properties, Series A, (FNMA LOC), 0.10%, 6/10/13	37,000	37,000

New York Liberty Development Corp. Revenue Refunding VRDB, World Trade Center, Series A, (U.S. Treasury Escrowed) 0.23%, 6/19/14	16,630	16,630
		53,630

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 8 .1% – continued

Texas – 0.4%
City of Houston Texas Utility System Adjustable Revenue Refunding Bonds, First Lien, Series B-4, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.10%, 6/10/13	$9,650	$9,650

University of Texas, Texas Permanent University Fund System, Revenue Bonds, Series A, 0.08%, 6/10/13	9,800	9,800
		19,450

Utah – 0.6%

Utah Transit Authority Sales Tax Revenue VRDB, Subseries A, (BNP Paribas S.A. LOC), 0.07%, 6/3/13	26,400	26,400

Washington – 0.8%

Washington Health Care Facilities Authority Adjustable Revenue Bonds, Multicare Health System, Series D, 0.05%, 6/3/13	36,670	36,670
Total Municipal Investments
(Cost $369,392)		369,392

Investments, at Amortized Cost
($4,350,116)		4,350,116

REPURCHASE AGREEMENTS – 9.6%

Joint Repurchase Agreements – 0.7%(4)

Bank of America Securities LLC, dated 5/31/13, repurchase price $10,508 0.07%, 6/3/13	10,508	10,508

Morgan Stanley & Co., Inc., dated 5/31/13, repurchase price $10,508 0.06%, 6/3/13	10,508	10,508

Societe Generale, New York Branch, dated 5/31/13, repurchase price $10,508 0.01%, 6/3/13	10,507	10,507
		31,523

Repurchase Agreements – 8.9%(5)
Citigroup Global Markets, Inc., dated 5/31/13, repurchase price $40,000 0.09%, 6/3/13	40,000	40,000

Deutsche Bank Securities, Inc., dated 5/31/13, repurchase price $350,003 0.10%, 6/3/13	350,000	350,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 9.6% – continued

Repurchase Agreements – 8.9%(5) – continued

JPMorgan Securities LLC, dated 5/31/13, repurchase price $15,000 0.15%, 6/3/13	$15,000	$15,000
		405,000
Total Repurchase Agreements
(Cost $436,523)		436,523

Total Investments –105.6%
(Cost $4,786,639)(6)		4,786,639

Liabilities less Other Assets – (5.6)%		(253,184)
NET ASSETS –100.0%		$4,533,455

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At May 31, 2013, the value of this restricted illiquid security amounted to approximately $26,000,000 or 0.6% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
HSBC Holdings PLC, Paris Branch, 0.19%, 6/17/13	5/16/13	$26,000

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$2,875	3.63%	4/15/28
U.S. Treasury Notes	$29,119	0.25% — 4.00%	7/31/13 — 10/31/17
Total	$31,994

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Commercial Paper	$15,752	0.02% — 0.16%	7/2/13 — 5/16/14

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$87,311	3.00%	6/1/43
FNMA	$314,389	2.54% — 4.00%	11/1/20 — 5/1/43
Total	$417,452

(6)	The cost for federal income tax purposes was $4,786,639.

Percentages shown are based on Net Assets.

At May 31, 2013, the maturity analysis for the Prime Obligations Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	32.8%
2 - 15 Days	18.6
16 - 30 Days	7.8
31 - 60 Days	12.3
61 - 97 Days	11.9
98 - 180 Days	11.4
181 - 270 Days	3.0
271 - 366 Days	1.3
367 - 397 Days	0.9

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2013:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Prime Obligations Portfolio	$–	$4,786,639(1)	$–	$4,786,639

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2013 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABS	Asset-Backed Securities	FRCD	Floating Rate Certificates of Deposit
CP	Commercial Paper	FRN	Floating Rate Notes
FFCB	Federal Farm Credit Bank	G.O.	General Obligation
FHLB	Federal Home Loan Bank	Gtd.	Guaranteed
FHLMC	Federal Home Loan Mortgage Corporation	LOC	Letter of Credit
FNMA	Federal National Mortgage Association	VRDB	Variable Rate Demand Bonds

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

PRIME OBLIGATIONS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2013 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 8 portfolios as of May 31, 2013, each with its own investment objective (e.g., income consistent with preservation of capital). Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Prime Obligations Portfolio (the “Portfolio”). Northern Trust serves as the custodian, transfer agent and accounting agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio is authorized to offer four classes of shares: Shares, Service Shares, Premier Shares and GFS Shares. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2013, Shares, Service Shares and GFS Shares were outstanding. Premier Shares are not currently offered to investors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) for each class of shares of the Portfolio, is calculated on each Business Day as of 2:00 p.m. Central time.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board. NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

NTGI PVC is responsible for making the final determination of the fair value of the security. In making its determination, NTGI PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under which it purchases securities for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Portfolio and other portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2013, as reflected in its accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS The Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, non-deductible taxes paid, distribution reclassifications, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset value per share of the Portfolio. At November 30, 2012, the Portfolio reclassified approximately $32,000 of undistributed net investment income and $(32,000) of accumulated undistributed net realized losses.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Portfolio for the fiscal year ended November 30, 2012. Consequently, capital losses incurred by the Portfolio in taxable years beginning with the taxable year ended November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolio in taxable years beginning before the taxable year ended November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2012.

At November 30, 2012, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Prime Obligations	$343

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2012 and 2011 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2012	2011
Prime Obligations	$2,255	$4,313

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2010 through November 30, 2012

PRIME OBLIGATIONS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2013 (UNAUDITED)

remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense on the Statement of Operations.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at an annual rate of 0.15 percent of the Portfolio’s average daily net assets. The investment adviser has contractually agreed to waive 0.05 percent of the advisory fees charged to the Portfolio. The contractual waiver arrangement is expected to continue until at least April 1, 2014. The contractual waiver will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders. The effect of this waiver by the investment adviser for the six months ended May 31, 2013, is reflected as “Less waivers of investment advisory fees” in the accompanying Statement of Operations.

As compensation for the services rendered as the transfer agent, including the assumption of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class and GFS Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2013, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES	GFS SHARES
Prime Obligations	$28	$3	$ —

Certain amounts of transfer agent fees were reimbursed to the Portfolio by the investment adviser. For further information, please refer to Note 5.

As compensation for custody and accounting services, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits are shown as “Less custodian credits” in the Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolio at the annual rate of 0.10 percent of the average daily net assets of the Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Board without shareholder approval, NTI, as Administrator, has contractually agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding investment advisory fees, transfer agency fees, service agent fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, the Portfolio’s proportionate share of the increase in compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries effective January 1, 2012, expenses related to third-party consultants engaged by the Board, and membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum and other extraordinary expenses) (“Expenses”) that exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets. In addition, NTI as Administrator has contractually agreed through at least April 1, 2014 to reimburse an additional portion of the Portfolio’s Expenses so that the Portfolio’s Expenses do not exceed 0.05 percent of its average daily net assets. The expense reimbursement will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2013, under such agreements are shown as “Less expenses reimbursed by administrator” in the accompanying Statement of Operations. The expense reimbursement receivable at May 31, 2013, is $249,000 and is shown as part of “Receivable from affiliates for expense reimbursements” in the accompanying Statement of Assets and Liabilities. The expense reimbursement is payable monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation from the Portfolio under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. ADDITIONAL EXPENSE REIMBURSEMENT

In addition to the fee waivers and expense reimbursements disclosed in Note 3 and Note 4, in order to avoid a negative yield, NTI may reimburse class-specific and portfolio level expenses of the Portfolio, as necessary. Any such expense reimbursement would be voluntary and could be implemented, increased or decreased or discontinued at any time. During the six months ended May 31, 2013, NTI reimbursed class-specific and portfolio level expenses, including certain amounts of advisory, administrative, transfer agent, shareholder servicing fees and other expenses in order to avoid a negative yield, for the Portfolio. Portfolio level expenses reimbursed by the investment adviser were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI are shown as “Less expenses reimbursed by investment adviser” in the Statement of Operations. There were no amounts outstanding at May 31, 2013, included as part of “Receivable from affiliates for expense reimbursements” in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

6. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 29, 2012, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility will expire on November 28, 2013, unless renewed.

At May 31, 2013, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense for the six months ended May 31, 2013.

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2013, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$12,156,787	$386	$(11,540,254)	$616,919
Service Shares	51,193	—	(63,588)	(12,395)
GFS Shares	1,137,389	—	(1,091,325)	46,064

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2012, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN NET ASSETS
Shares	$16,861,675	$473	$(16,521,557)	$340,591
Service Shares	172,154	—	(171,202)	952
GFS Shares	1,607,164	—	(1,546,844)	60,320

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Portfolio.

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Portfolio and investors in the Portfolio. The Corporation did not receive any consideration from the Portfolio. Under the CSA, the

PRIME OBLIGATIONS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2013 (UNAUDITED)

Corporation committed to provide capital to the Portfolio in the event that the Portfolio realized a loss on the Whistlejacket Capital LLC security (the “Security”). The Portfolio was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board had the right, at its option, to cause the Portfolio to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Portfolio, was insufficient.

On June 25, 2009, the Portfolio sold the remaining position in the Security held in the Portfolio, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Portfolio representing the loss incurred on the sale of the Security, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

9. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

10. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the statement of assets and liabilities. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective prospectively for interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of both of these requirements and the impacts they will have on the Portfolio’s financial statement amounts and footnote disclosures, if any.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FUND EXPENSES	MAY 31, 2013 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2012 through May 31, 2013.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/12 - 5/31/13” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/12	ENDING ACCOUNT VALUE 5/31/13	EXPENSES PAID* 12/1/12 - 5/31/13
Actual	0.15%	$1,000.00	$1,000.50	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.18	$0.76
SERVICE SHARES
Actual	0.16%	$1,000.00	$1,000.40	$0.80
Hypothetical**	0.16%	$1,000.00	$1,024.13	$0.81
GFS SHARES
Actual	0.15%	$1,000.00	$1,000.50	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.18	$0.76

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2013. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

PRIME OBLIGATIONS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT	MAY 31, 2013 (UNAUDITED)

The Board of Trustees oversees the management of Northern Institutional Funds (the “Trust”), and reviews the investment performance and expenses of the Prime Obligations Portfolio covered by this Report (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved by the Board of Trustees with respect to the Portfolio, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 15-16, 2013 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also received written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the Investment Adviser’s verbal presentations and discussed the written information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included, without limitation: (i) information on the investment performance of the Portfolio in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Portfolio; (vi) the Investment Adviser’s profitability and costs; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and (viii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed and considered, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and category selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the reimbursements made by the Investment Adviser to maintain a positive yield in the Portfolio; (v) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio managers, credit research personnel and other personnel; (viii) the Investment Adviser’s investments in technology to benefit the Portfolio; (ix) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (x) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio. In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include serving as the Portfolio’s custodian, transfer agent, and administrator. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. The Trustees considered the quality of the services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services. Attention also was given to the Investment Adviser’s and its affiliates’ risk management processes, including regular reporting on stress testing of the Portfolio and similar reports to the Trustees. The Trustees also considered the Investment Adviser’s compliance oversight program with respect to the Portfolio’s service providers, and the continued active involvement of internal audit in reviewing operations related to the Portfolio. In that regard, the Trustees noted the Investment Adviser’s excellent

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT continued

compliance record with respect to the Portfolio. The Trustees considered the Investment Adviser’s and its affiliates’ strong financial position, stability and commitment to the Portfolio, as evidenced by their support to the Portfolio to maintain a positive yield during the past several years, as well as their commitment of other resources to support the Portfolio. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

Performance

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objectives, as well as its compliance with its investment restrictions. They also compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. Information on the Portfolio’s investment performance was provided for one, two, three, four, five and ten years, although they focused more on the one, three and five year periods. The Trustees also considered the Portfolio’s investment performance in light of the investment objectives and credit parameters applicable to the Portfolio, the investor base the Portfolio is intended to serve, and steps taken by the Investment Adviser to manage the Portfolio to maintain stable net asset value during the recent market and economic environments, particularly in relation to Eurozone banking issues and the extremely low interest rate environment. The Trustees noted, in particular, that the Investment Adviser’s investment style was more risk averse than other money market investment advisers. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio. Based on the information provided, the Trustees believed that the Portfolio had provided yields that were satisfactory in light of its investment objective and policies as well as the current low interest rate environment.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolio’s contractual advisory fee rates; the total operating expense ratios of each class of the Portfolio; the Investment Adviser’s contractual fee waivers and expense reimbursements with respect to the Portfolio; the extent of the Investment Adviser’s substantial contractual and voluntary expense reimbursements to maintain a positive yield for the Portfolio; and whether a consistent methodology was in place to determine the fees and expenses of the Portfolio. Information on the services rendered by the Investment Adviser to the Portfolio, the fee rates paid by the Portfolio under the Advisory Agreement and the Portfolio’s total operating expense ratios were compared to similar information for other unaffiliated investment management firms. Many of the comparisons of the Portfolio’s fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that the Portfolio’s advisory fee rates after waivers were lower than the Lipper universe median. The Trustees also noted that the Portfolio’s expense ratios after waiver of advisory fees and reimbursement of expenses were below its Lipper peer objective medians. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. With regard to these clients, the Trustees considered the difference in, and level of complexity of, services provided by the Investment Adviser, regulatory, operational and compliance differences, investor reporting requirements, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by each of them through their relationship with the Trust. The Trustees reviewed the Investment Adviser’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers, noting that these operating profits and net income were net of distribution and marketing costs. They also considered that comparisons of advisory agreement profitability across fund families is difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees concluded that the profitability was not unreasonable based on the services and benefits provided.

Economies of Scale

The Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, and administration services (including contractual reimbursements made by NTI, as the administrator) and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that while the Portfolio’s advisory fees did not include breakpoints, it may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the Investment Adviser’s voluntary reimbursement of expenses of the Portfolio to maintain a positive yield, its contractual expense reimbursements that limit the expenses for the Portfolio to specific levels and its contractual fee waivers on the Portfolio.

PRIME OBLIGATIONS PORTFOLIO	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2013 (UNAUDITED)

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting functions. The Trustees also considered that the large scale of the Portfolio provided opportunities to the Investment Adviser to obtain securities trading advantages for its other advisory clients.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

PRIME OBLIGATIONS PORTFOLIO	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

12	ABBREVIATIONS AND OTHER INFORMATION

13	NOTES TO THE FINANCIAL STATEMENTS

18	FUND EXPENSES

19	APPROVAL OF ADVISORY AGREEMENT

22	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about Northern Institutional Funds Liquid Assets Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, performance would be reduced. Performance is based on net change in net asset value assuming reinvestment of all dividends and distributions.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2013 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost	$1,533,056
Repurchase agreements, at cost which approximates fair value	102,521
Cash	10,086
Interest income receivable	1,306
Receivable for securities sold	485
Receivable from affiliated administrator	8
Prepaid and other assets	2
Total Assets	1,647,464
LIABILITIES:
Payable for securities purchased	81,330
Distributions payable to shareholders	160
Accrued administration fees	150
Trustee fees	20
Accrued other liabilities	34
Total Liabilities	81,694
Net Assets	$1,565,770
ANALYSIS OF NET ASSETS:
Capital stock	$1,566,461
Accumulated undistributed net realized loss	(691)
Net Assets	$1,565,770
Total Shares Outstanding (no par value, unlimited shares authorized)	1,566,460
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$1,714
EXPENSES:
Investment advisory fees	1,822
Administration fees	729
Custody and accounting fees	95
Transfer agent fees	– (1)
Printing fees	10
Professional fees	21
Trustee fees	9
Other	8
Total Expenses	2,694
Less waivers of:
Investment advisory fees	(1,822)
Custody and accounting fees	(94)
Transfer agent fees	– (1)
Less expenses reimbursed by administrator	(46)
Less custodian credits	(1)
Net Expenses	731
Net Investment Income	983
NET REALIZED GAINS:
Net realized gains on:
Investments	32
Net Gains	32
Net Increase in Net Assets Resulting from Operations	$1,015

(1)	Amount is less than $500.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)

    OR THE FISCAL YEAR ENDED NOVEMBER 30, 2012

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2013	2012
OPERATIONS:
Net investment income	$983	$1,686
Net realized gains on:
Investments	32	16
Net Increase in Net Assets Resulting from Operations	1,015	1,702
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from capital share transactions	285,961	(147,213)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	285,961	(147,213)
DISTRIBUTIONS PAID:
From net investment income	(983)	(1,686)
Total Distributions Paid	(983)	(1,686)
Total Increase (Decrease) in Net Assets	285,993	(147,197)
NET ASSETS:
Beginning of period	1,279,777	1,426,974
End of period	$1,565,770	$1,279,777
Accumulated Undistributed Net Investment Income (Loss)	$–	$–

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2013	2012	2011	2010	2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	– (1)	– (1)	– (1)	0.01		0.03
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	– (2)	–	(2)	–	(2)
Total from Investment Operations	–	–	–	–	0.01		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	– (3)	(0.01)		(0.03)
Total Distributions Paid	–	–	–	–	(0.01)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(4)	0.07%	0.12%	0.12%	0.19%	0.60	%(5)	2.64	%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,565,770	$1,279,777	$1,426,974	$1,155,944	$1,412,872		$1,020,896
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.10%	0.10%	0.10%	0.10%	0.10%		0.10%
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.37%	0.37%	0.37%		0.37%
Net investment income, net of waivers, reimbursements and credits	0.13%	0.12%	0.11%	0.19%	0.52%		2.71%
Net investment income (loss), before waivers, reimbursements and credits	(0.14)%	(0.15)%	(0.16)%	(0.08)%	0.25%		2.44%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Without the value of the Capital Support Agreement, the total return would have been 1.14% and 2.36% for the fiscal years ended November 30, 2009 and November 30, 2008, respectively.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 11 .1%

ABS Other – 11.1%

Alpine Securitization Corp., 0.17%, 6/10/13	$11,415	$11,414

Atlantic Asset Securitization Corp., 0.28%, 8/12/13	6,965	6,961

Atlantic Asset Securitization LLC, 0.29%, 6/5/13	6,070	6,070

Barton Capital LLC, 0.27%, 6/4/13	4,185	4,185

Bedford Row Funding Corp., 0.32%, 7/8/13	7,000	6,998

Chariot Funding LLC, 0.18%, 7/26/13	19,000	18,995

Collateralized Commercial Paper Co. LLC, 0.23%, 6/10/13	14,100	14,099
0.27%, 10/17/13	16,160	16,143

Collateralized Commercial Paper II, 0.22%, 6/13/13	10,000	9,999
0.41%, 7/15/13	6,615	6,612
0.26%, 10/3/13	6,405	6,399

Gotham Funding, 0.22%, 6/25/13	7,000	6,999

Kells Funding LLC, 0.21%, 6/4/13	3,030	3,030
0.24%, 6/6/13	3,625	3,625
0.22%, 8/26/13	5,000	4,997
0.26%, 8/29/13	8,075	8,070
0.23%, 10/9/13	7,365	7,359

Liberty Street Funding LLC, 0.18%, 6/7/13	5,900	5,900
0.19%, 7/23/13	3,000	2,999

Market Street Funding LLC, 0.18%, 7/22/13	3,215	3,214
0.18%, 7/23/13	6,060	6,058
0.18%, 7/24/13	7,355	7,353

Victory Receivables Corp., 0.19%, 6/11/13	4,000	4,000
0.18%, 7/1/13	3,000	3,000
		174,479
Total ABS Commercial Paper
(Cost $174,479)		174,479

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET -BACKED SECURITIES – 0.2%

Car Loan – 0.2%

Ford Credit Auto Owner Trust, Series 2013-B, Class A1, 0.21%, 9/9/13	$3,000	$3,000
Huntington Auto Trust, Series 2012-2, Class A1, 0.23%, 6/15/13	225	225
		3,225
Total Asset-Backed Securities
(Cost $3,225)		3,225

CERTIFICATES OF DEPOSIT – 31.3%

Banking – 31.3%

Bank of Montreal, Chicago Branch, 0.30%, 6/17/13, FRCD	3,000	3,000
0.46%, 8/1/13	6,000	6,000

Bank of Nova Scotia, Houston, 0.17%, 6/1/13, FRCD	5,000	5,000
0.24%, 6/1/13, FRCD	18,000	18,000
0.20%, 6/20/13	8,000	8,000

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.30%, 6/10/13, FRCD	7,000	7,000
0.18%, 6/26/13	21,000	21,000

Barclays Bank PLC, New York Branch, 0.36%, 10/22/13	11,000	11,000

BNP Paribas S.A., Chicago Branch, 0.26%, 8/9/13	13,000	13,000

BNP Paribas S.A., New York Branch, 0.24%, 6/3/13	4,000	4,000

Branch Banking and Trust Co., 0.22%, 9/9/13	11,160	11,160

Branch Banking and Trust Co./Wilson, 0.16%, 6/24/13	13,000	13,000

Credit Agricole S.A., London, 0.30%, 7/17/13	6,130	6,130
0.30%, 7/19/13	2,000	2,000
0.30%, 8/6/13	5,000	5,000
0.30%, 8/12/13	13,500	13,500

Credit Suisse, New York, 0.25%, 8/2/13 0.25%, 8/13/13	2,000 20,000	2,000 20,000

Deutsche Bank A.G., New York Branch, 0.28%, 7/29/13	4,000	4,000
0.43%, 8/21/13	15,000	15,000

Deutsche Bank A.G., New York, 0.33%, 7/8/13	6,500	6,500

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 31.3% – continued

Banking – 31.3% – continued
0.43%, 8/29/13	$2,000	$2,000

DNB Nor Bank ASA, New York Branch, 0.28%, 7/31/13	14,000	14,000

DNB Nor Bank ASA, Norway Branch, 0.26%, 10/24/13	8,000	8,000

JPMorgan Chase Bank N.A., New York Branch, 0.25%, 9/18/13	10,000	10,000
0.25%, 10/2/13	4,000	4,000

Lloyds TSB Bank PLC, New York Branch, 0.20%, 8/16/13	13,000	13,000

Mitsubishi UFJ Trust & Banking Corp., 0.24%, 8/1/13	3,300	3,300
0.23%, 8/21/13	5,000	5,000

Mizuho Corporate Bank, New York Branch, 0.25%, 8/7/13	5,235	5,235

Mizuho Corporate Bank, USA, 0.38%, 6/14/13	11,875	11,875

National Australia Bank, 0.37%, 7/25/13, FRCD	7,000	7,000

Nordea Bank Finland PLC, New York, 0.27%, 7/23/13	8,000	8,000

Norinchukin Bank, New York Branch, 0.25%, 6/10/13	10,930	10,930

Rabobank Nederland, London Branch, 0.25%, 11/14/13	14,000	14,000

Royal Bank of Canada, New York, 0.29%, 6/1/13, FRCD	2,000	2,000
0.30%, 6/1/13, FRCD	4,000	4,000
0.31%, 6/1/13, FRCD	5,000	5,000
0.32%, 8/6/13, FRCD	5,000	5,000

Skandinaviska Enskilda Banken AB, New York, 0.38%, 6/7/13	7,465	7,465
0.29%, 10/23/13	9,000	9,000

Societe Generale, London Branch, 0.29%, 6/3/13	12,000	12,000

Societe Generale, New York Branch, 0.28%, 7/16/13	11,000	11,000

Sumitomo Mitsui Banking Corp., New York, 0.32%, 7/8/13	6,535	6,535
0.27%, 9/6/13	10,000	10,000

Svenska Handelsbanken, New York, 0.20%, 7/25/13	6,665	6,665
0.25%, 10/23/13	11,000	11,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 31.3% – continued

Banking – 31.3% – continued

Toronto Dominion Bank, New York, 0.25%, 6/19/13, FRCD	$5,000	$5,000
0.23%, 11/4/13	10,000	10,000

UBS A.G., Stamford Branch, 0.24%, 8/22/13	10,000	10,000
0.33%, 10/11/13	11,000	11,000

Wells Fargo Bank N.A., 0.17%, 6/10/13	12,000	12,000
0.25%, 6/18/13, FRCD	7,880	7,880
0.25%, 6/24/13, FRCD	4,000	4,000
0.21%, 9/9/13	11,000	11,000
0.20%, 10/24/13	10,300	10,300

Westpac Banking Corp., New York, 0.26%, 6/1/13, FRCD	3,000	3,000
0.50%, 8/1/13	6,000	6,000
		490,475
Total Certificates of Deposit
(Cost $490,475)		490,475

COMMERCIAL PAPER – 12.3%

Banking – 5.2%

Australia and New Zealand Banking Group, 0.32%, 8/16/13	3,000	3,000
0.33%, 8/16/13	2,000	2,000

Commonwealth Bank of Australia, 0.31%, 7/4/13	2,000	2,000
0.24%, 9/26/13	8,000	7,994

DBS Bank Ltd., 0.27%, 10/3/13	7,000	6,993

JPMorgan Chase & Co., 0.29%, 6/11/13	5,270	5,269
0.30%, 8/6/13	5,120	5,117
0.32%, 10/2/13	12,000	11,987
0.31%, 12/27/13	10,000	9,982

Oversea-Chinese Banking Corp., 0.27%, 10/2/13	3,790	3,787

Skandinaviska Enskilda Banken AB, 0.34%, 7/24/13	1,980	1,979

Societe Generale, North America, Inc., 0.33%, 7/31/13	8,000	7,996

Svenska Handelsbanken, Inc., 0.28%, 7/31/13	6,255	6,252

Westpac Banking Corp., 0.29%, 6/10/13	2,000	2,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 12.3% – continued

Banking – 5.2% – continued
0.38%, 1/14/14	$6,000	$5,986
		82,342

Foreign Agencies – 5.3%

Caisse Des Depots Et Consignations, 0.21%, 6/7/13	4,000	4,000
0.23%, 6/7/13	9,485	9,485
0.25%, 6/7/13	1,595	1,595
0.23%, 7/26/13	5,400	5,398
0.22%, 8/16/13	16,000	15,992

Electricite De France S.A., 0.20%, 7/18/13	2,490	2,489

KFW, 0.19%, 6/7/13	5,000	5,000
0.20%, 6/14/13	4,000	4,000
0.20%, 6/25/13	5,855	5,854
0.20%, 7/9/13	10,000	9,998
0.18%, 7/15/13	10,800	10,798
0.19%, 8/29/13	8,000	7,996
		82,605

Foreign Local Government – 0.6%

Queensland Treasury Corp., 0.25%, 8/21/13	4,000	3,998
0.24%, 10/29/13	5,000	4,995
		8,993

Non Captive Diversified – 1.2%

General Electric Capital Corp., 0.25%, 8/22/13	14,000	13,992
0.25%, 8/26/13	5,000	4,997
		18,989
Total Commercial Paper
(Cost $192,929)		192,929

CORPORATE NOTES/BONDS – 4.8%

Automotive – 0.2%

American Honda Finance Corp., 0.27%, 8/20/13, FRN	3,660	3,660

Banking – 1.1%

Commonwealth Bank of Australia, 0.28%, 7/2/13, FRN (1)	2,000	2,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 4.8% – continued

Banking – 1.1% – continued

JPMorgan Chase Bank N.A., New York Branch, 0.35%, 6/18/13, FRN	$15,270	$15,271
		17,271

Foreign Agencies – 0.7%

Export Development Canada, 0.11%, 6/1/13, FRN (1)	3,000	2,999

KFW, Government Gtd., 1.38%, 1/13/14	1,765	1,777

Kommunalbanken AS, 0.40%, 6/18/13 (1)	5,500	5,500
		10,276

Non Captive Diversified – 0.4%

General Electric Capital Corp., 2.10%, 1/7/14	6,065	6,130

Retailers –1.4%

Wal-Mart Stores, 5.48%, 6/1/13, FRN	8,000	8,000
1.63%, 4/15/14	8,980	9,088
3.20%, 5/15/14	5,000	5,141
		22,229

Supranational –1.0%

International Bank for Reconstruction & Development, 0.10%, 6/1/13, FRN	10,000	9,999

International Finance Corp., 0.22%, 6/17/13, FRN	5,000	5,000
		14,999
Total Corporate Notes/Bonds
(Cost $74,565)		74,565

EURODOLLAR TIME DEPOSITS –12.4%

Banking –12.4%

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 6/1/13	32,000	32,000
0.12%, 6/3/13	46,330	46,330

Den Norske Bank PLC, Oslo Branch, 0.10%, 6/1/13	40,000	40,000

HSBC Holdings PLC, Paris Branch, 0.15%, 6/1/13	37,065	37,065

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 12.4% – continued

Banking –12.4% – continued
0.15%, 6/3/13	$30,000	$30,000
0.19%, 6/17/13 (1) (2)	9,000	9,000
		194,395
Total Eurodollar Time Deposits
(Cost $194,395)		194,395

MEDIUM TERM NOTES – 0.8%

Banking – 0.1%

UBS A.G., New York Branch, 2.25%, 1/28/14	1,930	1,951

Foreign Agencies – 0.4%

Caisse D’Amortissement De La Dette, 3.25%, 7/15/13	5,000	5,018

KFW, Government Gtd., 0.21%, 2/28/14	2,000	2,000
		7,018

Non Captive Diversified – 0.3%

General Electric Capital Corp., 5.65%, 6/9/14	3,830	4,038
Total Medium Term Notes
(Cost $13,007)		13,007

U.S. GOVERNMENT AGENCIES – 11.5% (3)

Federal Farm Credit Bank – 2.2%

FFCB FRN, 0.17%, 6/1/13	10,000	10,000
0.30%, 6/1/13	5,000	5,000
0.16%, 6/11/13	12,000	12,000
0.16%, 6/13/13	5,000	5,000
0.19%, 6/19/13	2,000	2,000
		34,000

Federal Home Loan Bank – 4.7%

FHLB Bonds, 0.24%, 6/14/13	5,000	5,000
0.15%, 9/11/13	4,250	4,250
0.10%, 11/20/13	5,420	5,419
0.18%, 4/1/14	9,000	8,999
0.18%, 4/2/14	5,000	4,999
0.20%, 6/12/14	5,000	5,000

FHLB Discount Notes, 0.09%, 6/7/13	10,000	10,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 11.5% (3) – continued

Federal Home Loan Bank – 4.7% – continued
0.08%, 7/17/13	$625	$625
0.07%, 7/31/13	3,070	3,070

FHLB FRN, 0.23%, 6/1/13	20,000	19,999
0.15%, 6/27/13	3,000	3,000
0.07%, 8/13/13	3,000	3,000
		73,361

Federal Home Loan Mortgage Corporation – 3.1%

FHLMC Discount Notes, 0.07%, 8/12/13	11,500	11,498
0.12%, 9/4/13	20,000	19,994

FHLMC FRN, 0.15%, 6/3/13	5,000	5,000
0.15%, 6/17/13	13,000	13,000
		49,492

Federal National Mortgage Association – 1.5%

FNMA Discount Note, 0.11%, 8/15/13	5,000	4,999

FNMA FRN, 0.32%, 6/1/13	10,000	9,999
0.19%, 6/12/13	5,000	5,000
0.18%, 6/20/13	3,000	2,999
		22,997
Total U.S. Government Agencies
(Cost $179,850)		179,850

U.S. GOVERNMENT OBLIGATIONS – 2.5%

U.S. Treasury Notes – 2.5%
1.00%, 7/15/13	4,000	4,003
2.75%, 10/31/13	6,000	6,065
0.75%, 12/15/13	5,000	5,016
1.75%, 1/31/14	6,500	6,568
1.25%, 2/15/14	6,740	6,790
1.88%, 2/28/14	9,975	10,101
		38,543
Total U.S. Government Obligations
(Cost $38,543)		38,543

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 11.0%
California – 2.4%

California Pollution Control Financing Authority Revenue Refunding Bonds, PCR Daily Paper, Pacific Gas & Electric, Series C, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/3/13	$37,500	$37,500

Illinois – 0.2%

City of Chicago Illinois, U.S. CP, (Wells Fargo Bank N.A. LOC), 0.25%, 8/22/13	3,375	3,373

Missouri – 1.9%

Missouri State Health & Educational Facilities Authority Revenue VRDB, Bethesda Health Group, (U.S. Bank N.A. LOC), 0.13%, 6/3/13	30,300	30,300

New York – 3.2%

City of New York G.O., Series A-5, 0.05%, 6/3/13	30,000	30,000

Monroe Security & Safety System New York Local Development Revenue VRDB, (Manufacturers & Traders Trust Co. LOC), 0.12%, 6/10/13	9,795	9,795

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, 2nd Resolution, 0.07%, 6/3/13	9,765	9,765
		49,560

Oregon – 0.8%

Lincoln City Senior Living LLC and Lakeview Operations LLC Taxable Variable Rate Demand Senior Living Facility Revenue Bonds, (FHLB of San Francisco LOC), 0.33%, 6/10/13	11,550	11,550

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 11.0% – continued

Texas – 2.5%

Harris County Health Facilities Development Authority Corp. Revenue Refunding VRDB, Texas Childrens Series 2, 0.07%, 6/3/13	$39,305	$39,305
Total Municipal Investments
(Cost $171,588)		171,588

Investments, at Amortized Cost
($1,533,056)		1,533,056

REPURCHASE AGREEMENTS – 6.6%

Joint Repurchase Agreements – 3.9%(4)

Bank of America Securities LLC, dated 5/31/13, repurchase price $20,174 0.07%, 6/3/13	20,174	20,174

Morgan Stanley & Co., Inc., dated 5/31/13,repurchase price $20,174 0.06%, 6/3/13	20,174	20,174

Societe Generale, New York Branch, dated 5/31/13, repurchase price $20,174 0.01%, 6/3/13	20,173	20,173
		60,521

Repurchase Agreements – 2.7%(5)

Citigroup Global Markets, Inc., dated 5/31/13, repurchase price $35,000 0.09%, 6/3/13	35,000	35,000

JPMorgan Securities LLC, dated 3/14/13,repurchase price $7,007 0.40%, 6/12/13	7,000	7,000
		42,000

Total Repurchase Agreements
(Cost $102,521)		102,521

Total Investments – 104.5%
(Cost $1,635,577)(6)		1,635,577

Liabilities less Other Assets – (4.5)%		(69,807)
NET ASSETS – 100.0%		$1,565,770

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2013 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.

(2)	Restricted security has been deemed illiquid. At May 31, 2013, the value of this restricted illiquid security amounted to approximately $9,000,000 or 0.6% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
HSBC Holdings PLC, Paris Branch. 0.19%, 6/17/13	5/16/13	$9,000

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed. (4) The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$5,519	3.63%	4/15/28
U.S. Treasury Notes	$55,906	0.25% – 4.00%	7/31/13 –10/31/17
Total	$61,425

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Corporate Bonds	$7,491	2.00% – 5.15%	9/12/16 –12/1/20
FNMA	$17,516	4.00%	6/1/42
FHLMC	$18,534	3.50% – 4.50%	1/1/25 –9/1/42
Total	$43,541

(6)	The cost for federal income tax purposes was $1,635,577.

Percentages shown are based on Net Assets.

At May 31, 2013, the maturity analysis for the Liquid Assets Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	28.6%
2- 15 Days	17.6
16 - 30 Days	8.0
31 - 60 Days	9.7
61 - 97 Days	17.2
98 - 180 Days	13.2
181 - 270 Days	2.7
271 - 366 Days	2.5
367 - 397 Days	0.5

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2013:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Liquid Assets Portfolio	$ –	$1,635,577	(1) (2)	$ –	$1,635,577

(1)	Classifications as defined in the Schedule of Investments.

(2)	Investments held by the Liquid Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Liquid Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2013 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABS	Asset-Backed Securities
CP	Commercial Paper
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRCD	Floating Rate Certificates of Deposit
FRN	Floating Rate Notes
G.O.	General Obligation
Gtd.	Guaranteed
LOC	Letter of Credit
PCR	Pollution Control Revenue
VRDB	Variable Rate Demand Bonds

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating rate and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	12	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2013 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 8 portfolios as of May 31, 2013, each with its own investment objective (e.g., income consistent with preservation of capital). Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Liquid Assets Portfolio (the “Portfolio”). Northern Trust serves as the custodian, transfer agent and accounting agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Portfolio is calculated on each Business Day as of 3:00 p.m. Central time.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board. NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

NTGI PVC is responsible for making the final determination of the fair value of the security. In making its determination, NTGI PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under which it purchases securities for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Portfolio and other portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2013, as reflected in its accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2013 (UNAUDITED)

by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS The Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, non-deductible taxes paid, distribution reclassifications, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset value per share of the Portfolio. There were no reclassifications at November 30, 2012.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

At November 30, 2012, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

Amount in thousands	NOVEMBER 30, 2017
Liquid Assets	$723

The Portfolio may offset future capital gains with this capital loss carryforward.

The following capital loss carryforwards were utilized at November 30, 2012, for U.S. Federal income tax purposes:

Amount in thousands
Liquid Assets	$16

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Portfolio for the fiscal year ended November 30, 2012. Consequently, capital losses incurred by the Portfolio in taxable years beginning with the taxable year ended November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolio in taxable years beginning before the taxable year ended November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At November 30, 2012, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Liquid Assets	$188

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2012 and 2011 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2012	2011
Liquid Assets	$1,585	$1,751

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	14	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2013 (UNAUDITED)

As of November 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2010 through November 30, 2012 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense on the Statement of Operations.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, NTI is entitled to receive an advisory fee, computed daily and payable monthly, at an annual rate of 0.25 percent of the Portfolio’s average daily net assets. NTI has contractually agreed to waive all of the advisory fees charged to the Portfolio. The contractual waiver arrangement is expected to continue until at least April 1, 2014. The contractual waiver will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders. The effect of this waiver by NTI for the six months ended May 31, 2013, is reflected as “Less waivers of investment advisory fees” in the accompanying Statement of Operations.

As compensation for services rendered as custodian, transfer agent and accounting agent including the assumption of the expenses related thereto, Northern Trust receives compensation based on a pre-determined schedule of charges approved by the Board. Northern Trust has contractually agreed to waive all of the custody and accounting fees and transfer agent fees exclusive of the custodian fee credits described below. The contractual waiver is expected to continue until at least April 1, 2014. The contractual waiver will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by Northern Trust upon 60 days’ written notice prior to the end of the current Renewal Year. The effect of this fee waiver by Northern Trust for the six months ended May 31, 2013, is reflected as “Less waivers of custody and accounting fees and transfer agent fees” in the accompanying Statement of Operations.

The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits are shown as “Less Custodian Credits” in the Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolio at the annual rate of 0.10 percent of the average daily net assets of the Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Board without shareholder approval, NTI, as Administrator, has contractually agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding investment advisory fees, transfer agency fees, service agent fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, the Portfolio’s proportionate share of the increase in compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries effective January 1, 2012, expenses related to third-party consultants engaged by the Board, and membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum and other extraordinary expenses) that exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets.

The expenses reimbursed during the six months ended May 31, 2013, under such agreements are shown as “Less expenses reimbursed by administrator” in the accompanying Statement of Operations. The expense reimbursement receivable at May 31, 2013, is shown as “Receivable from affiliated administrator” in the accompanying Statement of Assets and Liabilities. The expense reimbursement is payable monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2013 (UNAUDITED)

1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 29, 2012, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility will expire on November 28, 2013, unless renewed.

At May 31, 2013, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense for the six months ended May 31, 2013.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2013, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	PAYMENTS FOR SHARES REDEEMED		NET INCREASE IN NET ASSETS
Liquid Assets	$6,706,173		$(6,420,212)	$285,961

*	The number of shares sold and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2012, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	PAYMENTS FOR SHARES REDEEMED		NET DECREASE IN NET ASSETS
Liquid Assets	$13,774,021		$(13,921,234)		$(147,213)

*	The number of shares sold and redeemed approximates the dollar amount of transactions.

7. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Portfolio.

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Portfolio and investors in the Portfolio. The Corporation did not receive any consideration from the Portfolio. Under the CSA, the Corporation committed to provide capital to the Portfolio in the event that the Portfolio realized a loss on the Whistlejacket Capital LLC security (the “Security”). The Portfolio was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board had the right, at its option, to cause the Portfolio to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Portfolio, was insufficient.

On June 25, 2009, the Portfolio sold the remaining position in the Security held in the Portfolio, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Portfolio representing the loss incurred on the sale of the Security, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the statement of assets and liabilities. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	16	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2013 (UNAUDITED)

statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective prospectively for interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of both of these requirements and the impacts they will have on the Portfolio’s financial statement amounts and footnote disclosures, if any.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2013 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2012 through May 31, 2013.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/12 - 5/31/13” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/12	ENDING ACCOUNT VALUE 5/31/13	EXPENSES PAID* 12/1/12 - 5/31/13
Actual	0.10%	$1,000.00	$1,000.70	$0.50
Hypothetical**	0.10%	$1,000.00	$1,024.43	$0.50

*	Expenses are calculated using the Portfolio’s annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2013. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratio and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	18	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT	MAY 31, 2013 (UNAUDITED)

The Board of Trustees oversees the management of Northern Institutional Funds (the “Trust”), and reviews the investment performance and expenses of the Liquid Assets Portfolio covered by this Report (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved by the Board of Trustees with respect to the Portfolio, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 15-16, 2013 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also received written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the Investment Adviser’s verbal presentations and discussed the written information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included, without limitation: (i) information on the investment performance of the Portfolio in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Portfolio; (vi) the Investment Adviser’s profitability and costs; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and (viii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed and considered, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and category selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the reimbursements made by the Investment Adviser to maintain a positive yield in the Portfolio; (v) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio managers, credit research personnel and other personnel; (viii) the Investment Adviser’s investments in technology to benefit the Portfolio; (ix) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (x) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio. In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

NATURE, QUALITY AND EXTENT OF SERVICES

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include serving as the Portfolio’s custodian, transfer agent, and administrator. The Trustees also considered the primary purpose of the Portfolio, which is to serve as an investment vehicle for securities lending collateral for institutional investors. The Trustees considered the quality of the services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services. Attention also was given to the Investment Adviser’s and its affiliates’ risk management processes, including regular reporting on stress testing of the Portfolio and similar reports to the Trustees. The Trustees also considered the Investment Adviser’s compliance oversight program with respect to the Portfolio’s service providers, and the continued active involvement of

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT continued	MAY 31, 2013 (UNAUDITED)

internal audit in reviewing operations related to the Portfolio. In that regard, the Trustees noted the Investment Adviser’s excellent compliance record with respect to the Portfolio. The Trustees considered the Investment Adviser’s and its affiliates’ strong financial position, stability and commitment to the Portfolio, as evidenced by their support to the Portfolio to maintain a positive yield during the past several years, as well as their commitment of other resources to support the Portfolio. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

PERFORMANCE

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objectives, as well as its compliance with its investment restrictions. They also compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. Information on the Portfolio’s investment performance was provided for one, two, three, four, five and ten years, although they focused more on the one, three and five year periods. The Trustees also considered the Portfolio’s investment performance in light of the investment objectives and credit parameters applicable to the Portfolio, the investor base the Portfolio is intended to serve, and steps taken by the Investment Adviser to manage the Portfolio to maintain stable net asset value during the recent market and economic environments, particularly in relation to Eurozone banking issues and the extremely low interest rate environment. The Trustees noted, in particular, that the Investment Adviser’s investment style was more risk averse than other money market investment advisers. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio. Based on the information provided, the Trustees believed that the Portfolio had provided yields that were satisfactory in light of its investment objective and policies as well as the current low interest rate environment.

FEE RATES, COSTS OF SERVICES AND PROFITABILITY

The Trustees also considered the Portfolio’s contractual advisory fee rates; the total operating expense ratio of the Portfolio; the Investment Adviser’s contractual fee waivers and expense reimbursements with respect to the Portfolio; the extent of the Investment Adviser’s substantial contractual and voluntary expense reimbursements to maintain a positive yield for the Portfolio; and whether a consistent methodology was in place to determine the fees and expenses of the Portfolio. Information on the services rendered by the Investment Adviser to the Portfolio, the fee rates paid by the Portfolio under the Advisory Agreement and the Portfolio’s total operating expense ratios were compared to similar information for other unaffiliated investment management firms. Many of the comparisons of the Portfolio’s fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that the Portfolio’s advisory fee rates after waivers were lower than the Lipper universe median. The Trustees also noted that the Portfolio’s expense ratios after waiver of advisory fees and reimbursement of expenses were below its Lipper peer objective medians. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. With regard to these clients, the Trustees considered the difference in, and level of complexity of, services provided by the Investment Adviser, regulatory, operational and compliance differences, investor reporting requirements, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by each of them through their relationship with the Trust. The Trustees reviewed the Investment Adviser’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers, noting that these operating profits and net income were net of distribution and marketing costs. They also considered that comparisons of advisory agreement profitability across fund families is difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees concluded that the profitability was not unreasonable based on the services and benefits provided.

ECONOMIES OF SCALE

The Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, and administration services (including contractual reimbursements made by NTI, as the administrator) and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that while the Portfolio’s advisory fees did not include breakpoints, it may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the Investment Adviser’s

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	20	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT continued	MAY 31, 2013 (UNAUDITED)

voluntary reimbursement of expenses of the Portfolio to maintain a positive yield, its contractual expense reimbursements that limit the expenses for the Portfolio to specific levels and its contractual fee waivers on the Portfolio.

OTHER BENEFITS TO THE INVESTMENT ADVISER

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting functions. The Trustees also considered that the large scale of the Portfolio provided opportunities to the Investment Adviser to obtain securities trading advantages for its other advisory clients.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	22	LIQUID ASSETS PORTFOLIO

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

3

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: August 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: August 7, 2013

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: August 7, 2013

5